UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03015
Ohio National Fund, Inc.

(Exact name of registrant as specified in charter)
One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)
CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202

(Name and address of agent for service)
513-794-6971

Registrant’s telephone number, including area code
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 99.6%	Shares	Value

CONSUMER DISCRETIONARY - 19.5%
Apollo Group, Inc. Class A (Diversified Consumer Svs.) (a)	61,000	$3,738,690
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	83,900	3,215,887
Amazon.com, Inc. (Internet & Catalog Retail) (a)	48,950	6,643,984
Eastman Kodak Co. (Leisure Equip. & Products) (a)	886,090	5,130,461
DIRECTV Class A (Media) (a)	104,700	3,539,907
Time Warner Cable, Inc. (Media)	56,210	2,996,555
Time Warner, Inc. (Media)	213,000	6,660,510
JC Penney Co., Inc. (Multiline Retail)	142,900	4,597,093
Sears Holdings Corp. (Multiline Retail) (a)	80,800	8,761,144

		45,284,231

CONSUMER STAPLES - 0.6%
PepsiCo, Inc. (Beverages)	21,900	1,448,904

		1,448,904

ENERGY - 1.1%
ConocoPhillips (Oil, Gas & Consumable Fuels)	48,200	2,466,394

		2,466,394

FINANCIALS - 28.1%
Goldman Sachs Group, Inc. / The (Capital Markets)	34,700	5,920,861
State Street Corp. (Capital Markets)	149,600	6,752,944
Wells Fargo & Co. (Commercial Banks)	182,000	5,663,840
American Express Co. (Consumer Finance)	81,100	3,346,186
Capital One Financial Corp. (Consumer Finance)	178,800	7,404,108
Bank of America Corp. (Diversified Financial Svs.)	338,300	6,038,655
Citigroup, Inc. (Diversified Financial Svs.) (a)	571,500	2,314,575
JPMorgan Chase & Co. (Diversified Financial Svs.)	126,400	5,656,400
NYSE Euronext (Diversified Financial Svs.)	176,400	5,223,204
Aflac, Inc. (Insurance)	178,900	9,712,481
Allstate Corp. / The (Insurance)	95,300	3,079,143
Prudential Financial, Inc. (Insurance)	68,300	4,132,150

		65,244,547

HEALTH CARE - 12.5%
Amgen, Inc. (Biotechnology) (a)	97,400	5,820,624
Genzyme Corp. (Biotechnology) (a)	75,600	3,918,348
Medtronic, Inc. (Health Care Equip. & Supplies)	48,700	2,192,961
Aetna, Inc. (Health Care Providers & Svs.)	234,100	8,219,251
UnitedHealth Group, Inc. (Health Care Providers & Svs.)	155,700	5,086,719
Merck & Co., Inc. (Pharmaceuticals)	97,500	3,641,625

		28,879,528

INDUSTRIALS - 2.8%
Boeing Co. / The (Aerospace & Defense)	26,100	1,895,121
General Electric Co. (Industrial Conglomerates)	248,200	4,517,240

		6,412,361

INFORMATION TECHNOLOGY - 27.6%
Cisco Systems, Inc. (Communications Equip.) (a)	279,500	7,275,385
QUALCOMM, Inc. (Communications Equip.)	74,200	3,115,658
EMC Corp. (Computers & Peripherals) (a)	151,700	2,736,668
Hewlett-Packard Co. (Computers & Peripherals)	137,700	7,318,755
International Business Machines Corp. (Computers & Peripherals)	56,000	7,182,000
eBay, Inc. (Internet Software & Svs.) (a)	306,200	8,252,089
Google, Inc. Class A (Internet Software & Svs.) (a)	9,050	5,131,441
Yahoo!, Inc. (Internet Software & Svs.) (a)	314,500	5,198,685
Texas Instruments, Inc. (Semiconductors & Equip.)	263,500	6,447,845
CA, Inc. (Software)	303,400	7,120,798
Microsoft Corp. (Software)	144,800	4,238,296

		64,017,620

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 99.6%	Shares	Value

MATERIALS - 0.8%
Nucor Corp. (Metals & Mining)	43,400	1,969,492

		1,969,492

UTILITIES - 6.6%
AES Corp. / The (Ind. Power Prod. & Energy Traders) (a)	1,391,900	15,310,900

		15,310,900

Total Common Stocks (Cost $212,004,346)		$231,033,977

Repurchase Agreements - 0.9%	Face Amount	Amortized Cost

Goldman Sachs 0.010% 04/01/2010, Agreement date: 03/31/2010, Repurchase price $2,028,499 Collateralized by: Fannie Mae 4.300%, Due 03/30/2020 with value of $2,070,000	$2,028,499	$2,028,499

Total Repurchase Agreements (Cost $2,028,499)		$2,028,499

Total Investments - 100.5% (Cost $214,032,845) (b)		$233,062,476
Liabilities in Excess of Other Assets - (0.5)%		(1,188,067)

Net Assets - 100.0%		$231,874,409

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Money Market Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Commercial Paper - 70.7%	Rate	Maturity	Face Amount	Amortized Cost

CONSUMER DISCRETIONARY - 1.0%
Walt Disney Co. / The (Media) (a)	0.140%	04/05/2010	$3,000,000	$2,999,953

				2,999,953

CONSUMER STAPLES - 17.9%
Coca-Cola Co. / The (Beverages) (a)	0.110%	04/07/2010	10,000,000	9,999,817
Coca-Cola Co. / The (Beverages) (a)	0.160%	04/12/2010	2,000,000	1,999,902
Coca-Cola Co. / The (Beverages) (a)	0.160%	05/11/2010	2,000,000	1,999,644
Wal-Mart Stores, Inc. (Food & Staples Retailing) (a)	0.100%	04/07/2010	14,000,000	13,999,767
Nestle Capital Corp. (Food Products)	0.070%	04/12/2010	10,000,000	9,999,786
Nestle Capital Corp. (Food Products) (a)	0.140%	04/15/2010	3,500,000	3,499,809
Procter & Gamble International Funding SCA (Household Products) (a)	0.160%	04/14/2010	4,000,000	3,999,769
Procter & Gamble International Funding SCA (Household Products) (a)	0.160%	04/20/2010	10,000,000	9,999,155

				55,497,649

ENERGY - 4.5%
Chevron Funding Corp. (Oil, Gas & Consumable Fuels)	0.140%	04/06/2010	14,000,000	13,999,728

				13,999,728

FINANCIALS - 29.3%
American Express Credit Corp. (Consumer Finance)	0.150%	04/08/2010	14,000,000	13,999,592
American Honda Finance Corp. (Consumer Finance)	0.160%	04/06/2010	10,000,000	9,999,778
American Honda Finance Corp. (Consumer Finance)	0.200%	05/06/2010	4,000,000	3,999,222
Toyota Motor Credit Corp. (Consumer Finance)	0.150%	04/16/2010	10,000,000	9,999,375
Citigroup Funding Inc. (Diversified Financial Services)	0.160%	04/01/2010	10,000,000	10,000,000
General Electric Capital Corp. (Diversified Financial Services)	0.160%	04/09/2010	14,000,000	13,999,502
HSBC Finance Corp. (Diversified Financial Services)	0.150%	04/08/2010	14,000,000	13,999,592
Prudential Funding LLC (Insurance)	0.100%	04/01/2010	15,000,000	15,000,000

				90,997,061

HEALTH CARE - 10.9%
Abbott Laboratories (Pharmaceuticals) (a)	0.080%	04/05/2010	5,000,000	4,999,956
Abbott Laboratories (Pharmaceuticals) (a)	0.160%	04/20/2010	5,000,000	4,999,578
Johnson & Johnson (Pharmaceuticals) (a)	0.120%	05/03/2010	5,000,000	4,999,467
Johnson & Johnson (Pharmaceuticals) (a)	0.150%	06/04/2010	5,000,000	4,998,667
Merck & Co., Inc. (Pharmaceuticals) (a)	0.120%	04/15/2010	4,000,000	3,999,813
Merck & Co., Inc. (Pharmaceuticals) (a)	0.130%	04/19/2010	10,000,000	9,999,350

				33,996,831

INFORMATION TECHNOLOGY - 7.1%
International Business Machines Corp. (Computers & Peripherals) (a)	0.100%	04/01/2010	10,000,000	10,000,000
Microsoft Corp. (Software) (a)	0.100%	04/08/2010	2,000,000	1,999,961
Microsoft Corp. (Software) (a)	0.100%	05/10/2010	10,000,000	9,998,917

				21,998,878

Total Commercial Paper (Cost $219,490,100)				$219,490,100

Asset-Backed Commercial Paper - 0.6%	Rate	Maturity	Face Amount	Amortized Cost

FINANCIALS - 0.6%
CNH Equipment Trust (Consumer Finance)	0.354%	04/15/2011	$1,000,000	$1,000,000
Ford Credit Auto Lease Trust (Consumer Finance) (a)	0.283%	02/15/2011	841,740	841,739

Total Asset-Backed Commercial Paper (Cost $1,841,739)				$1,841,739

Money Market Funds - 14.2%	Shares	Value

Federated Prime Cash Obligations Fund - Institutional Class	15,000,000	$15,000,000
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I	14,000,000	14,000,000
Fidelity Institutional Money Market Funds Prime Money Market Portfolio - Class I	15,000,000	15,000,000

Total Money Market Funds (Cost $44,000,000)		$44,000,000

U.S. Treasury Obligations - 4.5%	Rate	Maturity	Face Amount	Amortized Cost

U.S. Treasury Bill	0.125%	05/20/2010	$14,000,000	$13,997,618

Total U.S. Treasury Obligations (Cost $13,997,618)				$13,997,618

U.S. Government Agency Issues - 4.5%	Rate	Maturity	Face Amount	Amortized Cost

Federal Home Loan Bank	0.125%	04/23/2010	$14,000,000	$13,998,931

Total U.S. Government Agency Issues (Cost $14,998,931)				$13,998,931

Repurchase Agreements - 4.8%	Rate	Maturity	Face Amount	Amortized Cost

U.S. Bank, Agreement date: 03/31/2010, Repurchase price $15,000,004, Collateralized by: Fannie Mae Pool #254919 (FNCI) 4.000%, Due 09/01/2018 with value of $15,300,099	0.010%	04/01/2010	$15,000,000	$15,000,000

Total Repurchase Agreements (Cost $15,000,000)				$15,000,000

Total Investments - 99.3% (Cost $308,328,388) (b)				$308,328,388
Other Assets in Excess of Liabilities - 0.7%				2,249,588

Net Assets - 100.0%				$310,577,976

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At December 31, 2009, the value of these securities totaled $105,335,264 or 33.9% of the Portfolio’s net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b)	Represents cost for Federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of instruments in this Portfolio.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Corporate Bonds - 86.8%	Rate	Maturity	Face Amount	Value

CONSUMER DISCRETIONARY - 6.8%
Johnson Controls, Inc. (Auto Components)	5.250%	01/15/2011	$1,250,000	$1,291,910
Mohawk Industries, Inc. (Household Durables) (b)	6.500%	01/15/2011	1,000,000	1,045,000
Newell Rubbermaid, Inc. (Household Durables)	6.250%	04/15/2018	500,000	504,825
Comcast Corp. (Media)	5.875%	02/15/2018	750,000	802,820
Cox Communications, Inc. (Media)	6.750%	03/15/2011	1,000,000	1,047,230
Time Warner Cable, Inc. (Media)	5.850%	05/01/2017	1,000,000	1,072,306
Time Warner, Inc. (Media)	6.875%	05/01/2012	1,000,000	1,100,492
Viacom, Inc. (Media)	4.375%	09/15/2014	1,000,000	1,034,230
Macy’s Retail Holdings, Inc. (Multiline Retail)	5.900%	12/01/2016	1,000,000	1,002,500
Home Depot, Inc. / The (Specialty Retail)	5.250%	12/16/2013	1,000,000	1,083,778

				9,985,091

CONSUMER STAPLES - 8.3%
Anheuser-Busch Cos., Inc. (Beverages)	5.500%	01/15/2018	750,000	792,128
Coca Cola Co. / The (Beverages)	4.875%	03/15/2019	250,000	260,477
CVS Caremark Corp. (Food & Staples Retailing)	5.750%	06/01/2017	1,000,000	1,079,979
Kroger Co. / The (Food & Staples Retailing)	6.400%	08/15/2017	1,500,000	1,670,127
Safeway, Inc. (Food & Staples Retailing)	6.350%	08/15/2017	1,500,000	1,663,831
Bunge N.A. Finance LP (Food Products)	5.900%	04/01/2017	1,500,000	1,538,162
Kraft Foods, Inc. (Food Products)	6.125%	02/01/2018	1,500,000	1,644,157
Mead Johnson Nutrition Co. (Food Products) (a)	3.500%	11/01/2014	800,000	793,814
Tyson Foods, Inc. (Food Products) (b)	7.850%	04/01/2016	1,000,000	1,080,000
Clorox Co. / The (Household Products)	3.550%	11/01/2015	300,000	304,418
Kimberly-Clark Corp. (Household Products)	6.125%	08/01/2017	1,000,000	1,128,406
Procter & Gamble Co. / The (Household Products)	4.700%	02/15/2019	250,000	256,848

				12,212,347

ENERGY - 8.3%
Weatherford International Ltd. (Energy Equipment & Services)	6.000%	03/15/2018	1,500,000	1,569,001
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	5.950%	09/15/2016	1,500,000	1,636,406
Atlantic Richfield Co. (Oil, Gas & Consumable Fuels)	8.550%	03/01/2012	200,000	225,030
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	5.700%	10/15/2019	1,000,000	1,053,447
Devon OEI Operating, Inc. (Oil, Gas & Consumable Fuels)	7.250%	10/01/2011	1,000,000	1,082,689
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	5.650%	08/01/2012	1,000,000	1,072,929
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)	6.550%	07/15/2019	500,000	554,754
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	6.125%	03/15/2012	750,000	816,731
Questar Market Resources, Inc. (Oil, Gas & Consumable Fuels)	6.800%	03/01/2020	1,000,000	1,089,804
Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.375%	03/25/2020	1,250,000	1,241,705
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.875%	04/15/2012	750,000	813,145
XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	4.900%	02/01/2014	1,000,000	1,088,139

				12,243,780

FINANCIALS - 27.7%
BlackRock, Inc. (Capital Markets)	2.250%	12/10/2012	500,000	504,518
Credit Suisse (Capital Markets)	3.500%	03/23/2015	1,250,000	1,246,562
Goldman Sachs Group, Inc. / The (Capital Markets)	6.150%	04/01/2018	1,250,000	1,324,690
Janus Capital Group, Inc. (Capital Markets) (b)	6.950%	06/15/2017	1,500,000	1,493,430
Jefferies Group, Inc. (Capital Markets)	5.875%	06/08/2014	1,500,000	1,564,984
Morgan Stanley (Capital Markets)	4.750%	04/01/2014	1,250,000	1,277,498
TD Ameritrade Holding Corp. (Capital Markets)	4.150%	12/01/2014	1,000,000	1,007,021
BB&T Corp. (Commercial Banks)	5.200%	12/23/2015	1,000,000	1,047,706
Comerica Bank (Commercial Banks)	5.750%	11/21/2016	1,500,000	1,546,125
Deutsche Bank Capital Funding Trust VII (Commercial Banks) (a) (c)	5.628%	Perpetual	1,500,000	1,267,500
Fifth Third Bancorp (Commercial Banks)	4.500%	06/01/2018	1,750,000	1,608,231
PNC Funding Corp. (Commercial Banks)	5.250%	11/15/2015	1,500,000	1,578,737
SunTrust Bank (Commercial Banks)	5.000%	09/01/2015	1,500,000	1,504,503
Wells Fargo & Co. (Commercial Banks)	5.625%	12/11/2017	750,000	796,892
American Express Co. (Consumer Finance)	7.000%	03/19/2018	1,250,000	1,421,943
Capital One Bank USA NA (Consumer Finance)	5.125%	02/15/2014	750,000	795,538
Discover Financial Services (Consumer Finance)	6.450%	06/12/2017	750,000	739,968
Bank of America Corp. (Diversifed Financial Services)	5.650%	05/01/2018	1,000,000	1,013,297
Citigroup, Inc. (Diversified Financial Services)	6.125%	05/15/2018	1,250,000	1,279,265
General Electric Capital Corp. (Diversified Financial Services)	5.625%	05/01/2018	1,000,000	1,046,705
JPMorgan Chase & Co. (Diversified Financial Services)	5.150%	10/01/2015	1,500,000	1,584,885
Assurant, Inc. (Insurance)	5.625%	02/15/2014	1,500,000	1,558,817
Axis Capital Holdings Ltd. (Insurance)	5.750%	12/01/2014	1,000,000	1,043,992
Berkshire Hathaway, Inc. (Insurance)	3.200%	02/11/2015	1,250,000	1,262,077
Hartford Financial Services Group, Inc. / The (Insurance)	5.375%	03/15/2017	1,500,000	1,503,263
Liberty Mutual Group, Inc. (Insurance) (a)	5.750%	03/15/2014	1,000,000	1,047,625
Loews Corp. (Insurance)	5.250%	03/15/2016	750,000	783,037
Metropolitan Life Global Funding I (Insurance) (a)	2.875%	09/17/2012	1,000,000	1,017,097
Prudential Financial, Inc. (Insurance)	6.100%	06/15/2017	1,500,000	1,588,666

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Corporate Bonds - 86.8%	Rate	Maturity	Face Amount	Value

StanCorp Financial Group, Inc. (Insurance)	6.875%	10/01/2012	500,000	532,670
Equity One, Inc. (Real Estate Investment Trusts)	6.250%	01/15/2017	1,250,000	1,234,741
HCP, Inc. (Real Estate Investment Trusts)	4.875%	09/15/2010	1,500,000	1,519,164
Mack-Cali Realty LP (Real Estate Investment Trusts)	4.600%	06/15/2013	1,000,000	978,398
Simon Property Group LP (Real Estate Investment Trusts)	4.875%	08/15/2010	1,250,000	1,266,013

				40,985,558

HEALTH CARE - 3.5%
Baxter International, Inc. (Health Care Equipment & Supplies)	1.800%	03/15/2013	250,000	249,648
Becton Dickinson & Co. (Health Care Equipment & Supplies)	5.000%	05/15/2019	500,000	521,338
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	2.200%	09/15/2013	1,000,000	996,806
AmerisourceBergen Corp. (Health Care Providers & Services)	4.875%	11/15/2019	500,000	498,838
UnitedHealth Group, Inc. (Health Care Providers & Services)	6.000%	02/15/2018	1,500,000	1,604,064
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services) (a)	3.250%	11/20/2014	300,000	295,746
Merck & Co, Inc. (Pharmaceuticals)	5.000%	06/30/2019	1,000,000	1,047,579

				5,214,019

INDUSTRIALS - 7.7%
BAE Systems Holdings, Inc. (Aerospace & Defense) (a)	6.375%	06/01/2019	750,000	816,035
Raytheon Co. (Aerospace & Defense)	4.400%	02/15/2020	1,250,000	1,234,476
Owens Corning, Inc. (Building Products)	6.500%	12/01/2016	1,000,000	1,059,744
Waste Management, Inc. (Commercial Services & Supplies)	6.100%	03/15/2018	1,500,000	1,617,942
Emerson Electric Co. (Electrical Equipment)	4.250%	11/15/2020	1,250,000	1,223,303
Caterpillar, Inc. (Machinery)	5.700%	08/15/2016	1,000,000	1,098,721
Deere & Co. (Machinery)	4.375%	10/16/2019	1,250,000	1,242,289
CSX Corp. (Road & Rail)	5.600%	05/01/2017	1,500,000	1,586,017
Ryder System, Inc. (Road & Rail)	4.625%	04/01/2010	506,000	506,000
Union Pacific Corp. (Road & Rail)	3.625%	06/01/2010	1,000,000	1,004,690

				11,389,217

INFORMATION TECHNOLOGY - 2.2%
Cisco Systems, Inc. (Communications Equipment)	2.900%	11/17/2014	300,000	304,080
International Business Machines Corp. (Computers & Peripherals)	2.100%	05/06/2013	1,250,000	1,259,669
Computer Sciences Corp. (IT Services)	6.500%	03/15/2018	1,500,000	1,663,277

				3,227,026

MATERIALS - 2.3%
Monsanto Co. (Chemicals)	7.375%	08/15/2012	1,000,000	1,129,790
Praxair, Inc. (Chemicals)	2.125%	06/14/2013	1,250,000	1,254,014
Teck Resources Ltd. (Metals & Mining)	7.000%	09/15/2012	1,000,000	1,081,250

				3,465,054

TELECOMMUNICATION SERVICES - 4.3%
AT&T Corp. (Diversified Telecommunication Services) (b)	7.300%	11/15/2011	500,000	546,751
Embarq Corp. (Diversified Telecommunication Services)	6.738%	06/01/2013	1,000,000	1,088,815
Telecom Italia Capital SA (Diversified Telecommunication Services)	5.250%	10/01/2015	750,000	768,829
Verizon Communications, Inc. (Diversified Telecommunication Services)	5.350%	02/15/2011	1,000,000	1,040,606
America Movil S.A.B. de C.V. (Wireless Telecommunication Services)	5.750%	01/15/2015	1,000,000	1,095,532
New Cingular Wireless Services, Inc. (Wireless Telecommunications Services)	7.875%	03/01/2011	750,000	798,342
Rogers Communications, Inc. (Wireless Telecommunication Services)	5.500%	03/15/2014	1,000,000	1,076,262

				6,415,137

UTILITIES - 15.7%
Appalachian Power Co. (Electric Utilities)	5.550%	04/01/2011	1,000,000	1,037,999
Commonwealth Edison Co. (Electric Utilities)	5.950%	08/15/2016	1,500,000	1,646,375
Duke Energy Corp. (Electric Utilities)	3.350%	04/01/2015	1,250,000	1,243,464
Entergy Mississippi, Inc. (Electric Utilities)	5.920%	02/01/2016	1,000,000	1,022,607
Florida Power Corp. (Electric Utilities)	4.550%	04/01/2020	500,000	497,696
IPALCO Enterprises, Inc. (Electric Utilities) (b)	8.625%	11/14/2011	1,000,000	1,070,000
Kansas City Power & Light Co. (Electric Utilities)	5.850%	06/15/2017	1,500,000	1,603,365
Metropolitan Edison Co. (Electric Utilities)	4.875%	04/01/2014	750,000	787,058
Pepco Holdings, Inc. (Electric Utilities)	4.000%	05/15/2010	750,000	752,630
Potomac Electric Power Co. (Electric Utilities)	6.500%	11/15/2037	750,000	818,276
PSEG Power LLC (Electric Utilities)	5.000%	04/01/2014	750,000	789,089
Tenaska Georgia Partners LP (Electric Utilities)	9.500%	02/01/2030	488,744	548,057
Union Electric Co. (Electric Utilities)	6.400%	06/15/2017	1,500,000	1,648,396
Virginia Electric & Power Co. (Electric Utilities)	5.400%	01/15/2016	1,500,000	1,616,454
AGL Capital Corp. (Gas Utilities)	5.250%	08/15/2019	1,000,000	1,012,568
CenterPoint Energy Resources Corp. (Gas Utilities)	5.950%	01/15/2014	500,000	538,626
Southwest Gas Corp. (Gas Utilities)	7.625%	05/15/2012	1,000,000	1,088,890
Spectra Energy Capital LLC (Gas Utilities)	5.500%	03/01/2014	750,000	799,883
Energy Future Competitive Holdings Co. (Independent Power Producers & Energy Traders)	7.480%	01/01/2017	642,667	481,427
TransAlta Corp. (Independent Power Producers & Energy Traders)	6.750%	07/15/2012	1,000,000	1,087,595
Alliant Energy Corp. (Multi-Utilities)	4.000%	10/15/2014	1,000,000	1,008,856
Avista Corp. (Multi-Utilities)	5.950%	06/01/2018	1,000,000	1,065,789
Consumers Energy Co. (Multi-Utilities)	6.000%	02/15/2014	1,000,000	1,097,587

				23,262,687

Total Corporate Bonds (Cost $122,461,362)				$128,399,916

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

U.S. Treasury Obligations - 3.3%	Rate	Maturity	Face Amount	Value

U.S. Treasury Note	2.375%	09/30/2014	$3,000,000	$3,001,878
U.S. Treasury Note	3.375%	11/15/2019	2,000,000	1,930,470

Total U.S. Treasury Obligations (Cost $4,943,949)				$4,932,348

Commercial Paper - 2.7%	Rate	Maturity	Face Amount	Amortized Cost

Prudential Funding LLC	0.100%	04/01/2010	$4,000,000	$4,000,000

Total Commercial Paper (Cost $4,000,000)				$4,000,000

Money Market Funds - 2.1%			Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I			3,160,000	$3,160,000

Total Money Market Funds (Cost $3,160,000)				$3,160,000

Repurchase Agreements - 3.6%	Rate	Maturity	Face Amount	Amortized Cost

U.S. Bank	0.010%	04/01/2010	$5,335,000	$5,335,000
Agreement date: 03/31/2010
Repurchase price $5,335,001 Collateralized by: Fannie Mae 4.000%, Due 09/01/2018 with a value of $5,441,838

Total Repurchase Agreements (Cost $5,335,000)				$5,335,000

Total Investments - 98.5% (Cost $139,900,311) (d)				$145,827,264
Other Assets in Excess of Liabilities - 1.5%				2,170,818

Net Assets - 100.0%				$147,998,082

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under rule 144A. At March 31, 2010, the value of these securities totaled $6,291,264 or 4.3% of the Portfolio’s net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b)	This security is a credit sensitive bond. The coupon rate is a variable rate subject to adjustment based on changes in either Moody’s or S&P ratings.

(c)	Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at March 31, 2010.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these schedule of investments.

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 68.2%	Shares	Value

CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 1.9%
Royal Caribbean Cruises Ltd. (a)	8,900	$293,611
Yum! Brands, Inc.	13,400	513,622

		807,233

Media - 1.4%
Walt Disney Co. / The	16,700	582,997

Multiline Retail - 1.2%
Target Corp.	10,000	526,000

Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	6,100	266,936
Lowe’s Companies, Inc.	11,800	286,032
Tiffany & Co.	9,200	436,908

		989,876

Textiles, Apparel & Luxury Goods - 2.5%
NIKE, Inc. Class B	7,300	536,550
V.F. Corp.	6,400	512,960

		1,049,510

TOTAL CONSUMER DISCRETIONARY		3,955,616

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	8,100	296,136

TOTAL CONSUMER STAPLES		296,136

ENERGY - 6.5%
Energy Equipment & Services - 1.3%
Transocean Ltd. (a)	6,600	570,108

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	7,500	546,225
Hess Corp.	9,300	581,715
Occidental Petroleum Corp.	6,700	566,418
Southwestern Energy Co. (a)	12,600	513,072

		2,207,430

TOTAL ENERGY		2,777,538

FINANCIALS - 13.4%
Capital Markets - 2.6%
Morgan Stanley	18,800	550,652
State Street Corp.	11,900	537,166

		1,087,818

Commercial Banks - 1.4%
SunTrust Banks, Inc.	22,000	589,380

Consumer Finance - 1.0%
American Express Co.	10,600	437,356

Diversified Financial Services - 4.4%
Bank of America Corp.	42,300	755,055
Citigroup, Inc. (a)	141,100	571,455
JPMorgan Chase & Co.	12,700	568,325

		1,894,835

Insurance - 4.0%
Lincoln National Corp.	16,800	515,760
MetLife, Inc.	13,800	598,092
Prudential Financial, Inc.	9,900	598,950

		1,712,802

TOTAL FINANCIALS		5,722,191

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 68.2%	Shares	Value

HEALTH CARE - 7.2%
Biotechnology - 1.9%
Amgen, Inc. (a)	9,600	573,696
Celgene Corp. (a)	3,600	223,056

		796,752

Health Care Equipment & Supplies - 1.2%
Hospira, Inc. (a)	9,000	509,850

Health Care Providers & Services - 0.3%
WellPoint, Inc. (a)	2,200	141,636

Pharmaceuticals - 3.8%
Bristol Myers Squibb Co.	22,000	587,400
Johnson & Johnson	8,200	534,640
Teva Pharmaceutical Industries, Ltd.	7,600	479,408

		1,601,448

TOTAL HEALTH CARE		3,049,686

INDUSTRIALS - 8.1%
Aerospace & Defense - 2.6%
Goodrich Corp.	7,600	535,952
Honeywell International, Inc.	12,300	556,821

		1,092,773

Electrical Equipment - 0.6%
SunPower Corp. (a)	16,500	276,210

Industrial Conglomerates - 3.8%
3M Co.	6,000	501,420
General Electric Co.	32,400	589,680
Tyco International Ltd.	13,500	516,375

		1,607,475

Machinery - 1.1%
Caterpillar, Inc.	2,300	144,555
Illinois Tool Works, Inc.	7,100	336,256

		480,811

TOTAL INDUSTRIALS		3,457,269

INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	25,000	650,750
QUALCOMM, Inc.	13,900	583,661

		1,234,411

Computers & Peripherals - 3.7%
Apple, Inc. (a)	2,600	610,818
Dell, Inc. (a)	25,300	379,753
Hewlett-Packard Co.	10,800	574,020

		1,564,591

Internet Software & Services - 1.2%
Google, Inc. Class A (a)	950	538,659

IT Services - 1.4%
Mastercard, Inc. Class A	2,300	584,200

Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	33,000	444,840
Intel Corp.	27,600	614,376
Maxim Integrated Products, Inc.	29,000	562,310
Texas Instruments, Inc.	22,600	553,022

		2,174,548

Software - 2.6%
Microsoft Corp.	18,600	544,422
Oracle Corp.	22,200	570,318

		1,114,740

TOTAL INFORMATION TECHNOLOGY		7,211,149

MATERIALS - 4.8%
Chemicals - 2.5%
Air Products and Chemicals, Inc.	7,000	517,650
Dow Chemical Co. / The	18,800	555,916

		1,073,566

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 68.2%	Shares	Value

Metals & Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	3,800	317,452
Rio Tinto PLC	400	94,692
Teck Resources Ltd. (a)	12,700	553,212

		965,356

TOTAL MATERIALS		2,038,922

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	18,000	558,360

TOTAL TELECOMMUNICATION SERVICES		558,360

Total Common Stocks (Cost $26,704,910)		$29,066,867

Corporate Bonds - 26.2%	Face Amount	Value

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.3%
Daimler Finance North America LLC
6.500%, 11/15/2013	$100,000	$110,954

Media - 0.9%
Comcast Corp.
5.875%, 02/15/2018	150,000	160,564
Cox Communications, Inc.
6.750%, 03/15/2011	100,000	104,723
Walt Disney Co. / The
6.200%, 06/20/2014	100,000	112,824

		378,111

Multiline Retail - 0.2%
Macy’s Retail Holdings, Inc.
5.900%, 12/01/2016	100,000	100,250

TOTAL CONSUMER DISCRETIONARY		589,315

CONSUMER STAPLES - 3.2%
Beverages - 0.6%
Anheuser-Busch Cos., Inc.
5.500%, 01/15/2018	150,000	158,425
Coca Cola Co. / The
4.875%, 03/15/2019	100,000	104,191

		262,616

Food & Staples Retailing - 1.2%
CVS Caremark Corp.
5.750%, 06/01/2017	150,000	161,997
Kroger Co. / The
6.400%, 08/15/2017	150,000	167,013
Safeway, Inc.
6.350%, 08/15/2017	150,000	166,383

		495,393

Food Products - 0.8%
Bunge N.A. Finance LP
5.900%, 04/01/2017	150,000	153,816
Kraft Foods, Inc.
6.500%, 08/11/2017	150,000	168,272

		322,088

Household Products - 0.6%
Kimberly-Clark Corp.
6.125%, 08/01/2017	150,000	169,261
Procter & Gamble Co. / The
4.700%, 02/15/2019	100,000	102,739

		272,000

TOTAL CONSUMER STAPLES		1,352,097

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Corporate Bonds - 26.2%	Face Amount	Value

ENERGY - 3.0%
Energy Equipment & Services - 0.4%
Weatherford International Ltd.
6.000%, 03/15/2018	150,000	156,900

Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	150,000	163,641
Boardwalk Pipelines LP
5.500%, 02/01/2017	250,000	257,962
Enterprise Products Operating LLC
5.000%, 03/01/2015	150,000	159,183
Magellan Midstream Partners LP
6.400%, 07/15/2018	150,000	163,491
Valero Energy Corp.
4.750%, 06/15/2013	250,000	258,511
XTO Energy, Inc.
4.900%, 02/01/2014	100,000	108,814

		1,111,602

TOTAL ENERGY		1,268,502

FINANCIALS - 7.5%
Capital Markets - 1.5%
Goldman Sachs Group, Inc. / The
5.150%, 01/15/2014	100,000	106,157
Jefferies Group, Inc.
5.875%, 06/08/2014	150,000	156,498
Mellon Funding Corp.
5.500%, 11/15/2018	250,000	258,996
Morgan Stanley
4.750%, 04/01/2014	100,000	102,200

		623,851

Commercial Banks - 1.4%
BB&T Corp.
5.200%, 12/23/2015	100,000	104,770
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (b)(c)	250,000	211,250
KeyBank NA
5.700%, 11/01/2017	150,000	140,958
PNC Funding Corp.
5.250%, 11/15/2015	150,000	157,874

		614,852

Consumer Finance - 0.6%
Capital One Bank USA NA
5.125%, 02/15/2014	100,000	106,072
Discover Financial Services
6.450%, 06/12/2017	150,000	147,993

		254,065

Diversified Financial Services - 2.0%
Bank of America Corp.
5.750%, 08/15/2016	150,000	153,873
Citigroup, Inc.
5.850%, 08/02/2016	150,000	154,035
General Electric Capital Corp.
5.000%, 01/08/2016	250,000	262,520
JPMorgan Chase & Co.
5.150%, 10/01/2015	250,000	264,147

		834,575

Insurance - 1.1%
Assurant, Inc.
5.625%, 02/15/2014	100,000	103,921
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (b)	250,000	261,907

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Corporate Bonds - 26.2%	Face Amount	Value

MetLife, Inc.
5.375%, 12/15/2012	100,000	108,261

		474,089

Real Estate Investment Trusts - 0.9%
Duke Realty LP
4.625%, 05/15/2013	250,000	251,882
HCP, Inc.
6.000%, 01/30/2017	150,000	149,616

		401,498

TOTAL FINANCIALS		3,202,930

HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.4%
Hospira, Inc.
6.050%, 03/30/2017	150,000	161,341

Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.
6.000%, 02/15/2018	150,000	160,406
WellPoint, Inc.
5.875%, 06/15/2017	150,000	161,288

		321,694

Pharmaceuticals - 0.6%
Abbott Laboratories
5.600%, 11/30/2017	150,000	165,404
Wyeth
6.950%, 03/15/2011	100,000	106,088

		271,492

TOTAL HEALTH CARE		754,527

INDUSTRIALS - 1.5%
Building Products - 0.4%
Owens Corning, Inc.
6.500%, 12/01/2016	150,000	158,961

Commercial Services & Supplies - 0.4%
Waste Management, Inc.
6.100%, 03/15/2018	150,000	161,794

Road & Rail - 0.7%
CSX Corp.
5.600%, 05/01/2017	150,000	158,602
ERAC USA Finance Co.
6.375%, 10/15/2017 (b)	150,000	162,537

		321,139

TOTAL INDUSTRIALS		641,894

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
Computer Sciences Corp.
6.500%, 03/15/2018	150,000	166,328

TOTAL INFORMATION TECHNOLOGY		166,328

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
AT&T Corp.
7.300%, 11/15/2011	100,000	109,350
Embarq Corp.
6.738%, 06/01/2013	150,000	163,322
Telecom Italia Capital SA
5.250%, 10/01/2015	100,000	102,511
Telefonos de Mexico S.A.B. de C.V.
5.500%, 01/27/2015	100,000	107,402
Verizon Florida LLC
6.125%, 01/15/2013	250,000	271,656

		754,241

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Corporate Bonds - 26.2%	Face Amount	Value

Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	100,000	109,553
Rogers Communications, Inc.
5.500%, 03/15/2014	150,000	161,439

		270,992

TOTAL TELECOMMUNICATION SERVICES		1,025,233

UTILITIES - 5.0%
Electric Utilities - 3.8%
Commonwealth Edison Co.
5.950%, 08/15/2016	150,000	164,637
Kansas City Power & Light Co.
5.850%, 06/15/2017	150,000	160,336
Nevada Power Co.
5.950%, 03/15/2016	150,000	162,974
Pennsylvania Electric Co.
6.050%, 09/01/2017	150,000	158,611
Potomac Electric Power Co.
6.500%, 11/15/2037	150,000	163,655
PSEG Power LLC
5.000%, 04/01/2014	250,000	263,030
Southern Power Co.
4.875%, 07/15/2015	250,000	264,746
Union Electric Co.
6.400%, 06/15/2017	150,000	164,840
Virginia Electric & Power Co.
4.750%, 03/01/2013	100,000	106,973

		1,609,802

Gas Utilities - 0.6%
Spectra Energy Capital LLC
5.500%, 03/01/2014	250,000	266,628

Multi-Utilities - 0.2%
Consumers Energy Co.
6.000%, 02/15/2014	100,000	109,759

Water Utilities - 0.4%
American Water Capital Corp.
6.085%, 10/15/2017	150,000	160,665

TOTAL UTILITIES		2,146,854

Total Corporate Bonds (Cost $10,527,576)		$11,147,680

Money Market Funds - 6.0%	Shares	Value

Federated Prime Cash Obligations Fund	424,000	$424,000
Institutional Class
Fidelity Institutional Money Market Funds	2,128,000	2,128,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $2,552,000)		$2,552,000

Total Investments - 100.4% (Cost $39,784,486) (d)		$42,766,547
Liabilities in Excess of Other Assets - (0.4)%		(152,916)

Net Assets - 100.0%		$42,613,631

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2010 the value of these securities totaled $635,694 or 1.5% of the Portfolio’s net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)	Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at March 31, 2010.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 93.2%	Shares	Value

South Korea - 10.7%
Busan Bank (b)	17,800	$190,974
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)	28,400	544,714
Dongkuk Steel Mill Co. Ltd. (b)	20,500	416,558
GS Engineering & Construction Corp. (b)	2,600	223,981
Hana Financial Group, Inc. (b)	13,700	424,629
Hanwha Chemical Corp. (b)	29,000	353,408
Hanwha Corp. (b)	8,800	320,707
Hyundai Heavy Industries Co. Ltd. (b)	2,500	523,434
Hyundai Motor Co. (b)	11,400	1,162,491
Hyundai Steel Co. (b)	5,800	440,574
Industrial Bank of Korea (b)	16,000	209,191
KB Financial Group, Inc. (b)	21,500	1,035,453
Korea Electric Power Corp. (a)(b)	23,100	749,586
KT Corp. - ADR	56,800	1,179,168
LG Chem Ltd. (b)	1,500	318,790
LG Corp. (b)	5,500	345,277
LG Display Co. Ltd. (b)	15,600	551,261
LG Electronics, Inc. (b)	15,600	1,585,829
POSCO - ADR	17,500	2,047,675
Samsung Electro-Mechanics Co. Ltd. (b)	16,100	1,635,036
Samsung Electronics Co. Ltd. (b)	7,400	5,350,158
Samsung SDI Co. Ltd. (b)	6,800	853,294
Shinhan Financial Group Co. Ltd. (b)	16,800	662,191
SK Energy Co. Ltd. (b)	5,700	611,929
Woongjin Coway Co. Ltd. (b)	19,800	613,717
Woori Finance Holdings Co. Ltd. (b)	17,900	262,361

		22,612,386

Italy - 10.3%
A2A SpA (b)	675,000	1,265,273
Ansaldo STS SpA (b)	20,700	423,319
Assicurazioni Generali SpA (b)	13,200	316,996
Credito Emiliano SpA (a)(b)	129,300	892,057
Davide Campari - Milano SpA (b)	73,500	785,699
Enel SpA (b)	148,100	827,722
ENI SpA (b)	69,600	1,632,551
Fiat SpA (a)(b)	60,800	791,192
Intesa Sanpaolo SpA (a)(b)	589,000	2,193,475
Maire Tecnimont SpA (b)	131,300	499,645
Mediaset SpA (b)	342,300	2,939,600
Mediobanca SpA (a)(b)	69,170	743,263
Piaggio & C SpA (b)	703,500	2,238,859
Prysmian SpA (b)	56,100	1,101,991
Saras SpA (b)	170,000	463,794
Telecom Italia SpA (b)	692,500	995,676
UniCredit SpA (a)(b)	1,292,930	3,812,267

		21,923,379

Denmark - 9.5%
A P Moller - Maersk A/S (b)	262	1,996,779
Bang & Olufsen A/S (a)(b)	40,300	485,642
Carlsberg A/S (b)	14,850	1,244,954
Coloplast A/S (b)	5,200	572,246
D/S Norden (b)	12,200	529,447
Danisco A/S (b)	31,000	2,310,157
Danske Bank A/S (a)(b)	75,200	1,845,191
DSV A/S (b)	72,525	1,294,944
East Asiatic Co Ltd. A/S (b)	9,100	283,947
FLSmidth & Co. A/S (b)	4,000	277,037
H Lundbeck A/S (b)	46,700	876,455
NKT Holding A/S (b)	15,800	871,110
Novo Nordisk A/S (b)	54,525	4,209,077
Novozymes A/S (b)	5,700	630,587
Sydbank A/S (a)(b)	36,500	976,604
Topdanmark A/S (a)(b)	2,800	364,568
Torm A/S (b)	86,200	888,672
Vestas Wind Systems A/S (a)(b)	7,140	388,448

		20,045,865

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 93.2%	Shares	Value

Norway - 8.8%
Aker Solutions ASA (b)	32,000	502,581
DnB NOR ASA (a)(b)	177,644	2,031,775
Fred Olsen Energy ASA (b)	47,400	1,817,032
Norsk Hydro ASA (a)(b)	180,600	1,378,743
Petroleum Geo-Services ASA (a)(b)	39,000	512,283
Statoil ASA (b)	216,600	5,040,145
Tandberg ASA (b)	18,000	513,425
Telenor ASA (a)(b)	201,700	2,737,365
TGS Nopec Geophysical Co. ASA (a)(b)	77,600	1,651,088
Yara International ASA (b)	58,100	2,525,967

		18,710,404

Brazil - 8.1%
Banco Bradesco SA - ADR	53,680	989,322
Banco do Brasil SA	46,600	780,095
Banco Santander Brasil SA - ADR	24,000	298,320
Cia de Bebidas das Americas - ADR	12,500	1,145,750
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	19,400	713,920
Cia Energetica de Minas Gerais - ADR	59,500	990,080
Cia Siderurgica Nacional SA - ADR	38,700	1,545,291
Fibria Celulose SA - ADR (a)	26,535	580,586
Itau Unibanco Banco Holding SA - ADR	39,708	873,179
Petroleo Brasileiro SA - ADR	8,200	364,818
Petroleo Brasileiro SA - ADR Class A	90,100	3,567,059
Souza Cruz SA	10,400	360,917
Tele Norte Leste Participacoes SA - ADR	19,800	349,668
Vale SA - ADR	40,000	1,287,600
Vale SA - ADR Class P	119,900	3,328,424

		17,175,029

Mexico - 7.9%
America Movil SAB de CV - ADR	86,100	4,334,274
Cemex SAB de CV - ADR (a)	94,200	961,782
Fomento Economico Mexicano SAB de CV - ADR	9,600	456,288
Grupo Aeroportuario del Sureste SAB de CV - ADR	9,400	487,390
Grupo Bimbo SAB de CV	87,300	779,531
Grupo Carso SAB de CV	166,500	636,979
Grupo Elektra SA de CV	7,700	386,129
Grupo Financiero Banorte SAB de CV	319,000	1,414,940
Grupo Mexico SAB de CV	500,000	1,344,252
Grupo Modelo SAB de CV (a)	136,883	808,206
Grupo Televisa SA - ADR	76,000	1,597,520
Industrias Penoles SAB de CV	21,900	467,625
Telefonos de Mexico SAB de CV - ADR	34,200	533,520
Wal-Mart de Mexico SAB de CV	505,200	2,588,569

		16,797,005

Germany - 7.5%
Allianz SE (b)	16,300	2,042,697
BASF SE (b)	24,100	1,494,007
Bayer AG (b)	4,200	283,397
Commerzbank AG (a)(b)	34,500	294,319
Daimler AG (b)	7,400	348,504
Deutsche Bank AG (b)	9,100	699,405
Deutsche Lufthansa AG (b)	25,600	423,444
Deutsche Telekom AG (b)	92,100	1,248,953
E.ON AG (b)	20,100	743,245
GEA Group AG (b)	20,006	464,243
Hochtief AG (b)	11,300	953,224
Linde AG (b)	4,600	546,569
MAN SE (b)	7,400	618,768
Metro AG (b)	18,500	1,097,572
Puma AG Rudolf Dassler Sport (b)	3,350	1,058,611
RWE AG (b)	4,200	373,556
SAP AG (b)	4,700	227,323
Siemens AG (b)	16,667	1,667,563
Wacker Chemie AG (b)	3,800	565,994
Wincor Nixdorf AG (b)	10,400	707,244

		15,858,638

United Kingdom - 5.5%
Anglo American PLC (a)(b)	15,800	687,760
Associated British Foods PLC (b)	43,200	642,028
BAE Systems PLC (b)	90,500	510,228
BHP Billiton PLC (b)	23,200	792,930
BP PLC (b)	73,500	695,689

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 93.2%	Shares	Value

HSBC Holdings PLC (b)	284,700	2,892,553
IMI PLC (b)	28,800	288,584
Intercontinental Hotels Group PLC (b)	29,000	453,940
Pearson PLC (b)	29,000	454,637
Rio Tinto PLC (b)	8,800	520,245
Smith & Nephew PLC (b)	39,200	391,451
Smiths Group PLC (b)	26,000	448,524
Stagecoach Group PLC (b)	173,000	480,556
Standard Chartered PLC (b)	12,000	321,715
Vodafone Group PLC (b)	446,000	1,031,561
Whitbread PLC (b)	23,100	517,144
WM Morrison Supermarkets PLC (b)	133,000	592,069

		11,721,614

China - 4.6%
Bank of China Ltd. (b)	1,692,400	900,236
China Citic Bank Corp. Ltd. (b)	977,900	731,117
China Construction Bank Corp. (b)	945,000	772,571
China Life Insurance Co. Ltd. (b)	302,000	1,447,217
China Oilfield Services Ltd. (b)	288,000	422,416
Dongfeng Motor Group Co. Ltd. (b)	514,000	833,440
Industrial & Commercial Bank of China (b)	860,000	654,270
Jiangsu Expressway Co. Ltd. (b)	396,000	373,670
PetroChina Co. Ltd. (b)	811,300	951,106
Ping An Insurance Group Co. of China Ltd. (b)	69,000	593,168
Shandong Weigao Group Medical Polymer Co. Ltd. (b)	56,000	233,984
Tsingtao Brewery Co. Ltd.. (b)	153,200	770,226
Yanzhou Coal Mining Co. Ltd. (b)	260,000	625,599
Zhejiang Expressway Co. Ltd. (b)	494,000	445,428

		9,754,448

Chile - 4.4%
Banco Santander Chile - ADR	36,600	2,496,852
CAP SA	15,200	486,052
Centros Comerciales Sudamericanos SA	222,000	871,501
Colbun SA	840,000	215,303
Empresa Nacional de Electricidad SA - ADR	16,150	758,888
Empresas CMPC SA	14,000	593,349
Empresas COPEC SA	60,232	901,041
Enersis SA - ADR	53,900	1,077,461
Lan Airlines SA	25,000	443,540
SACI Falabella	67,000	393,267
Sociedad Quimica y Minera de Chile SA - ADR Series B	24,000	897,360
Vina Concha y Toro SA	75,000	171,510

		9,306,124

Switzerland - 4.3%
Nestle SA (b)	80,000	4,099,360
Novartis AG (b)	47,900	2,591,100
Roche Holding AG - Genusscheine (b)	14,500	2,354,953

		9,045,413

Cayman Islands - 2.5%
Agile Property Holdings Ltd. (b)	340,000	462,934
Alibaba.com Ltd. (b)	230,500	462,952
Belle International Holdings Ltd. (b)	475,000	637,422
Hengan International Group Co. Ltd. (b)	94,000	700,744
Kingboard Chemical Holdings Ltd. (b)	100,000	454,264
Li Ning Co. Ltd. (b)	178,000	644,909
Subsea 7, Inc. (a)(b)	33,000	669,952
Tencent Holdings Ltd. (b)	55,000	1,102,041
Tingyi Cayman Islands Holding Corp. (b)	120,000	283,947

		5,419,165

Austria - 2.3%
Erste Group Bank AG (b)	50,643	2,121,635
OMV AG (b)	12,900	483,657
Raiffeisen International Bank Holding AG (b)	10,600	503,554
Vienna Insurance Group (b)	33,700	1,774,466

		4,883,312

Czech Republic - 2.3%
CEZ AS (b)	33,500	1,587,303
Komercni Banka AS (b)	9,600	1,952,955
Telefonica O2 Czech Republic AS (b)	53,600	1,254,955

		4,795,213

Bermuda - 1.9%
Central European Media Enterprises Ltd. (a)(b)	40,000	1,176,960
Frontline Ltd. (b)	59,000	1,828,963

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 93.2%	Shares	Value

Golden Ocean Group Ltd. (a)(b)	566,600	1,075,472

		4,081,395

Hong Kong - 1.6%
Beijing Enterprises Holdings Ltd. (b)	95,000	659,882
China Mobile Ltd. (b)	88,000	846,246
China Resources Enterprise Ltd. (b)	118,000	437,661
CNOOC Ltd. (b)	846,800	1,398,068

		3,341,857

Luxembourg - 1.0%
Acergy SA (b)	114,900	2,108,644

Taiwan - 0.0%
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	1	2

Total Common Stocks (Cost $155,253,459)		$197,579,893

Preference Shares (Brazil) - 0.5%	Shares	Value

Brazil - 0.5%
Fertilizantes Fosfatados SA (a)	26,400	$247,544
Itau Unibanco Banco Holding SA	36,620	772,205

Total Preference Shares (Brazil) (Cost $755,276)		$1,019,749

Exchange Traded Funds - 3.3%	Shares	Value

China - 2.1%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,564,600	$4,538,443

Chile - 1.2%
iShares MSCI Chile Investable Market Index Fund	45,600	2,505,264

Total Exchange Traded Funds (Cost $5,534,739)		$7,043,707

Warrants - 0.0%	Quantity	Value

Italy - 0.0%
Mediobanca SpA
Expiration: March 2011, Exercise Price: $13.17 (a)(c)	35,400	$4,475

Total Warrants (Cost $0)		$4,475

Money Market Funds - 0.1%	Shares	Value

State Street Institutional Liquid Reserves Fund
Institutional Class 2	110,043	$110,043

Total Money Market Funds (Cost $110,043)		$110,043

Total Investments - 97.1% (Cost $161,653,517) (d)		$205,757,867
Other Assets in Excess of Liabilities - 2.9%		6,137,823

Net Assets - 100.0%		$211,895,690

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-Income producing security.

(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $151,074,892 or 71.3% of the Portfolio’s net assets.

(c)	As discussed in Note 2 of the Notes to Schedule of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses the local close price because the confidence interval associated with an investment is below the 75% threshold. These securities represent $4,475 or 0.0% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time. Exchange traded funds and rights are also not evaluated by the fair valuation service.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Sector Classifications (combined):
Financials	19.7%
Energy	12.4%
Materials	11.7%
Consumer Staples	9.6%
Industrials	9.4%
Consumer Discretionary	8.7%
Telecommunication Services	6.8%
Information Technology	5.6%
Health Care	5.4%
Utilities	4.4%

93.7%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 97.6%	Shares	Value

CONSUMER DISCRETIONARY - 19.4%
Gentex Corp. (Auto Comp.)	53,657	$1,042,019
Lear Corp. (Auto Comp.) (a)	31,800	2,523,330
Career Education Corp. (Diversified Consumer Svs.) (a)	30,500	965,020
H&R Block, Inc. (Diversified Consumer Svs.)	45,600	811,680
Weight Watchers International, Inc. (Diversified Consumer Svs.)	26,300	671,439
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) (a)	225,400	2,195,396
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	27,900	1,069,407
Ryland Group, Inc. (Household Durables)	81,400	1,826,616
Liberty Global, Inc. (Media) (a)	86,496	2,498,869
Live Nation Entertainment, Inc. (Media) (a)	81,868	1,187,086
Time Warner Cable, Inc. (Media)	49,000	2,612,190
Viacom, Inc. Class B (Media) (a)	76,444	2,628,145
Vivendi SA (Media) (b)	64,400	1,722,101
Warner Music Group Corp. (Media) (a)	212,500	1,468,375
GameStop Corp. Class A (Specialty Retail) (a)	90,300	1,978,473

		25,200,146

CONSUMER STAPLES - 7.2%
Wal-Mart Stores, Inc. (Food & Staples Retailing)	49,375	2,745,250
Bunge Ltd. (Food Products)	31,700	1,953,671
ConAgra Foods, Inc. (Food Products)	88,700	2,223,709
Kraft Foods, Inc. Class A (Food Products)	42,265	1,278,094
Tyson Foods, Inc. Class A (Food Products)	60,000	1,149,000

		9,349,724

ENERGY - 11.5%
Schlumberger Ltd. (Energy Equip. & Svs.)	33,600	2,132,256
Smith International, Inc. (Energy Equip. & Svs.)	50,600	2,166,692
Apache Corp. (Oil, Gas & Consumable Fuels)	20,100	2,040,150
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	33,600	1,236,480
Hess Corp. (Oil, Gas & Consumable Fuels)	36,000	2,251,800
Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	38,900	2,024,745
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	23,200	1,961,328
Sunoco, Inc. (Oil, Gas & Consumable Fuels)	37,600	1,117,096

		14,930,547

FINANCIALS - 14.4%
Charles Schwab Corp. / The (Capital Markets)	116,978	2,186,319
Goldman Sachs Group, Inc. / The (Capital Markets)	12,300	2,098,749
Lazard Ltd. Class A (Capital Markets)	50,400	1,799,280
Bank of America Corp. (Diversified Financial Svs.)	106,262	1,896,777
JPMorgan Chase & Co. (Diversified Financial Svs.)	48,400	2,165,900
Axis Capital Holdings Ltd. (Insurance)	76,300	2,385,138
Marsh & McLennan Cos., Inc. (Insurance)	61,700	1,506,714
Primerica, Inc. (Insurance) (a)	5,000	75,000
Symetra Financial Corp. (Insurance) (a)	32,200	424,396
Travelers Cos., Inc. / The (Insurance)	51,700	2,788,698
Validus Holdings Ltd. (Insurance)	48,800	1,343,464

		18,670,435

HEALTH CARE - 13.2%
Amgen, Inc. (Biotechnology) (a)	39,100	2,336,616
Gilead Sciences, Inc. (Biotechnology) (a)	31,200	1,418,976

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 97.6%	Shares	Value

Alcon, Inc. (Health Care Equip. & Supplies)	5,550	896,658
Medco Health Solutions, Inc. (Health Care Providers & Svs.) (a)	16,000	1,032,960
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.) (a)	38,400	1,975,296
Abbott Laboratories (Pharmaceuticals)	26,000	1,369,680
Novartis AG - ADR (Pharmaceuticals)	24,200	1,309,220
Pfizer, Inc. (Pharmaceuticals)	167,312	2,869,401
Shire PLC - ADR (Pharmaceuticals)	27,500	1,813,900
Watson Pharmaceuticals, Inc. (Pharmaceuticals) (a)	52,000	2,172,040

		17,194,747

INDUSTRIALS - 10.3%
Teledyne Technologies, Inc. (Aerospace & Defense) (a)	39,608	1,634,622
HUB Group, Inc. Class A (Air Freight & Logistics) (a)	58,200	1,628,436
Delta Air Lines, Inc. (Airlines) (a)	101,000	1,473,590
JetBlue Airways Corp. (Airlines) (a)	348,300	1,943,514
Republic Services, Inc. (Commercial Svs. & Supplies)	67,515	1,959,285
Dover Corp. (Machinery)	45,100	2,108,425
CSX Corp. (Road & Rail)	21,000	1,068,900
RSC Holdings, Inc. (Trading Companies & Distributors) (a)	203,300	1,618,268

		13,435,040

INFORMATION TECHNOLOGY - 15.2%
Cisco Systems, Inc. (Communications Equip.) (a)	93,200	2,425,996
CommScope, Inc. (Communications Equip.) (a)	34,500	966,690
Dell, Inc. (Computers & Peripherals) (a)	155,200	2,329,552
Akamai Technologies, Inc. (Internet Software & Svs.) (a)	63,100	1,981,971
IAC/InterActiveCorp (Internet Software & Svs.) (a)	73,950	1,681,623
VeriSign, Inc. (Internet Software & Svs.) (a)	86,800	2,257,668
SAIC, Inc. (IT Svs.) (a)	80,900	1,431,930
Advanced Micro Devices, Inc. (Semiconductors & Equip.) (a)	143,400	1,329,318
Intel Corp. (Semiconductors & Equip.)	100,500	2,237,130
Adobe Systems, Inc. (Software) (a)	37,200	1,315,764
Symantec Corp. (Software) (a)	104,200	1,763,064

		19,720,706

MATERIALS - 5.1%
Celanese Corp. (Chemicals)	35,600	1,133,860
Ferro Corp. (Chemicals) (a)	158,000	1,388,820
Monsanto Co. (Chemicals)	8,200	585,644
Goldcorp, Inc. (Metals & Mining)	61,100	2,274,142
Randgold Resources Ltd. - ADR (Metals & Mining)	16,700	1,283,061

		6,665,527

UTILITIES - 1.3%
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders) (a)	79,800	1,667,820

		1,667,820

Total Common Stocks (Cost $112,316,905)		$126,834,692

Money Market Funds - 2.2%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	2,860,000	$2,860,000

Total Money Market Funds (Cost $2,860,000)		$2,860,000

Total Investments - 99.8% (Cost $115,176,905) (c)		$129,694,692
Other Assets in Excess of Liabilities - 0.2%		229,724

Net Assets - 100.0%		$129,924,416

Percentages are stated as a percent of net assets.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $1,722,101 or 1.3% of the Portfolio’s net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Millennium Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 99.7%	Shares	Value

CONSUMER DISCRETIONARY - 18.9%
Capella Education Co. (Diversified Consumer Svs.) (a)	19,800	$1,838,232
Steiner Leisure Ltd. (Diversified Consumer Svs.) (a)	45,600	2,020,992
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) (a)	55,900	1,316,445
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure) (a)	404,600	5,737,228
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure) (a)	42,800	1,411,972
WMS Industries, Inc. (Hotels, Restaurants & Leisure) (a)	27,900	1,170,126
Tupperware Brands Corp. (Household Durables)	26,800	1,292,296
hhgregg, Inc. (Specialty Retail) (a)	66,400	1,675,936
J. Crew Group, Inc. (Specialty Retail) (a)	27,400	1,257,660
Tractor Supply Co. (Specialty Retail)	23,400	1,358,370
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	88,700	2,006,394
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods) (a)	27,600	1,316,796

		22,402,447

CONSUMER STAPLES - 3.2%
Diamond Foods, Inc. (Food Products)	30,000	1,261,200
TreeHouse Foods, Inc. (Food Products) (a)	27,800	1,219,586
Elizabeth Arden, Inc. (Personal Products) (a)	77,600	1,396,800

		3,877,586

ENERGY - 4.1%
Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	36,400	1,833,104
Rosetta Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	80,700	1,900,485
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	43,400	1,156,176

		4,889,765

FINANCIALS - 4.1%
Waddell & Reed Financial, Inc. Class A (Capital Markets)	43,300	1,560,532
MSCI, Inc. Class A (Diversified Financial Svs.) (a)	43,700	1,577,570
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	23,400	1,705,626

		4,843,728

HEALTH CARE - 24.1%
Alexion Pharmaceuticals, Inc. (Biotechnology) (a)	31,000	1,685,470
BioMarin Pharmaceutical, Inc. (Biotechnology) (a)	72,800	1,701,336
Human Genome Sciences, Inc. (Biotechnology) (a)	45,100	1,362,020
ev3, Inc. (Health Care Equip. & Supplies) (a)	104,800	1,662,128
NuVasive, Inc. (Health Care Equip. & Supplies) (a)	27,400	1,238,480
Orthofix International N.V. (Health Care Equip. & Supplies) (a)	43,200	1,571,616
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies) (a)	35,800	1,361,474
Volcano Corp. (Health Care Equip. & Supplies) (a)	59,200	1,430,272
Zoll Medical Corp. (Health Care Equip. & Supplies) (a)	57,900	1,526,244
Amedisys, Inc. (Health Care Providers & Svs.) (a)	20,100	1,109,922
Catalyst Health Solutions, Inc. (Health Care Providers & Svs.) (a)	37,800	1,564,164
Hanger Orthopedic Group, Inc. (Health Care Providers & Svs.) (a)	95,900	1,743,462
HMS Holdings Corp. (Health Care Providers & Svs.) (a)	25,200	1,284,948
IPC The Hospitalist Co., Inc. (Health Care Providers & Svs.) (a)	57,000	2,001,270
Magellan Health Services, Inc. (Health Care Providers & Svs.) (a)	40,100	1,743,548
Mednax, Inc. (Health Care Providers & Svs.) (a)	21,600	1,256,904
Odyssey HealthCare, Inc. (Health Care Providers & Svs.) (a)	65,400	1,184,394
SXC Health Solutions Corp. (Health Care Technology) (a)	25,400	1,708,912
Salix Pharmaceuticals Ltd. (Pharmaceuticals) (a)	39,600	1,475,100

		28,611,664

INDUSTRIALS - 16.2%
AAR Corp. (Aerospace & Defense) (a)	64,800	1,608,336
BE Aerospace, Inc. (Aerospace & Defense) (a)	54,500	1,659,525
Global Defense Technology & Systems, Inc. (Aerospace & Defense) (a)	92,824	1,243,842
HEICO Corp. (Aerospace & Defense)	86,400	4,454,784
HUB Group, Inc. Class A (Air Freight & Logistics) (a)	40,500	1,133,190
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)	86,000	1,925,540
EnerSys (Electrical Equip.) (a)	64,500	1,590,570
Regal-Beloit Corp. (Electrical Equip.)	29,100	1,728,831
Nordson Corp. (Machinery)	21,500	1,460,280

Ohio National Fund, Inc.	Millennium Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 99.7%	Shares	Value

Towers Watson & Co. Class A (Professional Svs.)	25,800	1,225,500
Watsco, Inc. (Trading Companies & Distributors)	20,500	1,166,040

		19,196,438

INFORMATION TECHNOLOGY - 27.7%
Plantronics, Inc. (Communications Equip.)	41,900	1,310,632
Polycom, Inc. (Communications Equip.) (a)	53,400	1,632,972
Riverbed Technology, Inc. (Communications Equip.) (a)	45,000	1,278,000
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.) (a)	40,300	1,531,803
Plexus Corp. (Electronic Equip., Instr. & Comp.) (a)	34,200	1,232,226
LivePerson, Inc. (Internet Software & Svs.) (a)	198,400	1,521,728
Rackspace Hosting, Inc. (Internet Software & Svs.) (a)	75,100	1,406,623
VistaPrint N.V. (Internet Software & Svs.) (a)	30,200	1,728,950
WebMD Health Corp. (Internet Software & Svs.) (a)	32,700	1,516,626
Gartner, Inc. (IT Svs.) (a)	49,500	1,100,880
RightNow Technologies, Inc. (IT Svs.) (a)	88,036	1,572,323
Zebra Technologies Corp. Class A (Office Electronics) (a)	40,710	1,205,016
Atheros Communications, Inc. (Semiconductors & Equip.) (a)	32,800	1,269,688
Netlogic Microsystems, Inc. (Semiconductors & Equip.) (a)	42,600	1,253,718
Silicon Laboratories, Inc. (Semiconductors & Equip.) (a)	26,300	1,253,721
Varian Semiconductor Equipment Associates, Inc. (Semiconductors & Equip.) (a)	41,300	1,367,856
ArcSight, Inc. (Software) (a)	62,100	1,748,115
Informatica Corp. (Software) (a)	88,800	2,385,168
Jack Henry & Associates, Inc. (Software)	50,900	1,224,654
Parametric Technology Corp. (Software) (a)	67,900	1,225,595
Solera Holdings, Inc. (Software)	51,600	1,994,340
Sourcefire, Inc. (Software) (a)	63,700	1,461,915
SS&C Technologies Holdings, Inc. (Software) (a)	44,100	665,028

		32,887,577

MATERIALS - 1.4%
Packaging Corp. of America (Containers & Packaging)	66,600	1,639,026

		1,639,026

Total Common Stocks (Cost $102,731,918)		$118,348,231

Money Market Funds - 1.9%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	2,292,000	$2,292,000

Total Money Market Funds (Cost $2,292,000)		$2,292,000

Total Investments - 101.6% (Cost $105,023,918) (b)		$120,640,231
Liabilities in Excess of Other Assets - (1.6%)		(1,975,954)

Net Assets - 100.0%		$118,664,277

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 97.4%	Shares	Value

United Kingdom - 16.1%
Aggreko PLC (b)	60,203	$1,087,751
AMEC PLC (b)	90,433	1,096,463
Antofagasta PLC (b)	24,068	380,046
ASOS PLC (a)(b)	91,707	720,277
Autonomy Corp. PLC (a)(b)	50,495	1,395,604
Capita Group PLC / The (b)	52,972	608,286
Cobham PLC (b)	91,291	356,011
Cookson Group PLC (a)(b)	79,475	658,890
Dana Petroleum PLC (a)(b)	39,843	726,939
Game Group PLC (b)	375,885	561,416
John Wood Group PLC (b)	94,039	518,551
Kazakhmys PLC (a)(b)	31,321	724,017
Rightmove PLC (b)	77,227	791,084
Rolls-Royce Group PLC (a)(b)	82,892	750,490
Smith & Nephew PLC (b)	69,472	693,747
Wellstream Holdings PLC (b)	53,114	526,971

		11,596,543

Germany - 9.8%
Adidas AG (b)	5,922	316,366
Aixtron AG (b)	38,900	1,392,124
Deutsche Postbank AG (a)(b)	9,800	311,493
GEA Group AG (b)	47,993	1,113,687
Gildemeister AG (b)	28,627	383,403
Hochtief AG (b)	18,119	1,528,449
Infineon Technologies AG (a)(b)	63,013	435,714
Lanxess AG (b)	12,403	570,132
Leoni AG (b)	32,430	757,643
Wirecard AG (b)	21,465	210,547

		7,019,558

Brazil - 7.8%
CETIP SA - Balcao Organizado de Ativos e Derivativos	42,500	347,724
Cyrela Brazil Realty SA	48,700	570,428
Diagnosticos da America SA	73,600	641,080
Fibria Celulose SA - ADR (a)	37,638	823,519
Fleury SA (a)	51,200	552,494
Gafisa SA - ADR	45,800	629,292
Hypermarcas SA (a)	54,600	666,247
Lojas Renner SA	31,800	731,006
MRV Engenharia e Participacoes SA	88,500	622,065

		5,583,855

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 97.4%	Shares	Value

Canada - 7.6%
Agrium, Inc.	17,700	1,251,626
HudBay Minerals, Inc. (a)	60,200	753,352
SNC-Lavalin Group, Inc.	25,818	1,261,095
Teck Resources Ltd. (a)	27,900	1,215,552
Thompson Creek Metals Co., Inc. (a)	72,400	979,572

		5,461,197

South Korea - 6.1%
Cheil Worldwide, Inc. (b)	1,980	586,413
Hynix Semiconductor, Inc. (a)(b)	28,410	670,466
Hyundai Engineering & Construction Co. Ltd. (b)	9,405	515,906
Kia Motors Corp. (b)	33,260	741,662
LG Corp. (b)	6,556	411,570
LG Display Co. Ltd. (b)	25,690	907,814
Samsung Electro-Mechanics Co. Ltd. (b)	5,566	565,255

		4,399,086

Cayman Islands - 5.3%
Anta Sports Products Ltd. (b)	360,135	593,359
Comba Telecom Systems Holdings Ltd. (b)	341,570	436,473
Hengan International Group Co. Ltd. (b)	92,000	685,835
Inspur International Ltd. (b)	2,919,400	382,861
Lee & Man Paper Manufacturing Ltd. (b)	854,400	666,495
Parkson Retail Group Ltd. (b)	286,000	493,326
Sany Heavy Equipment International Holdings Co. Ltd. (a)(c)	491,000	550,175

		3,808,524

Singapore - 4.7%
Ezra Holdings Ltd. (b)	468,000	787,226
Ho Bee Investment Ltd. (b)	477,000	612,275
Keppel Corp. Ltd. (b)	114,000	742,520
Keppel Land Ltd. (b)	201,700	528,222
SembCorp Marine Ltd. (b)	242,000	723,057

		3,393,300

Netherlands - 4.0%
ASML Holding NV (b)	20,823	738,280
Fugro NV (b)	11,369	741,936
Imtech NV (b)	26,753	857,848
QIAGEN NV (a)(b)	25,222	579,522

		2,917,586

Switzerland - 4.0%
Actelion Ltd. (a)(b)	11,264	512,097
Adecco SA (b)	23,071	1,309,779
Nobel Biocare Holding AG (b)	20,100	537,045
Sonova Holding AG (b)	4,500	558,542

		2,917,463

Bermuda - 3.3%
Aquarius Platinum Ltd. (b)	100,970	659,208
Bunge Ltd.	10,400	640,952
Invesco Ltd.	25,648	561,948
Nine Dragons Paper Holdings Ltd. (b)	324,622	541,561

		2,403,669

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 97.4%	Shares	Value

Japan - 3.3%
Disco Corp. (b)	12,800	788,887
Hitachi Construction Machinery Co. Ltd. (b)	30,100	712,451
JGC Corp. (b)	21,000	374,866
Toyky Electron Ltd. (b)	7,100	471,845

		2,348,049

France - 3.3%
Cap Gemini SA (b)	8,860	435,614
Faurecia (a)(b)	24,955	499,601
Saft Groupe SA (b)	17,795	705,095
Societe Television Francaise 1 (b)	38,088	705,569

		2,345,879

Austria - 2.8%
Andritz AG (b)	14,098	832,302
bwin Interactive Entertainment AG (a)(b)	10,100	593,794
Zumtobel AG (a)(b)	29,522	592,818

		2,018,914

Spain - 2.4%
Obrascon Huarte Lain SA (b)	30,330	873,352
Tecnicas Reunidas SA (b)	13,566	852,334

		1,725,686

Hong Kong - 2.2%
China Merchants Holdings International Co. Ltd. (b)	230,000	845,078
Dah Sing Financial Holdings Ltd. (a)(b)	84,000	458,811
Techtronic Industries Co. (b)	382,000	309,513

		1,613,402

Sweden - 1.7%
Assa Abloy AB (b)	37,000	723,692
Getinge AB (b)	20,613	494,257

		1,217,949

Italy - 1.7%
Trevi Finanziaria SpA (b)	35,832	614,336
Yoox SpA (a)(c)	69,300	577,981

		1,192,317

Ireland - 1.7%
Ingersoll-Rand PLC	19,300	672,991
Warner Chilcott PLC (a)	20,200	516,110

		1,189,101

Norway - 1.3%
Fred Olsen Energy ASA (b)	14,300	548,176
Yara International ASA (b)	9,550	415,198

		963,374

Russia - 1.2%
Wimm-Bill-Dann Foods OJSC - ADR	39,200	878,864

Israel - 1.2%
NICE Systems Ltd. - ADR (a)	27,500	873,125

Gibraltar - 1.1%
PartyGaming PLC (a)(b)	166,333	808,232

Thailand - 1.0%
Banpu PCL (b)	38,200	729,033

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 97.4%	Shares	Value

Luxembourg - 0.9%
Millicom International Cellular SA	7,200	641,880

Chile - 0.8%
Sociedad Quimica y Minera de Chile SA - ADR Series B	16,200	605,718

Mexico - 0.7%
Genomma Lab Internacional SA de CV (a)	133,100	462,371

Guernsey - 0.6%
Amdocs Ltd. (a)	14,800	445,628

Denmark - 0.4%
H Lundbeck A/S (b)	16,500	309,668

China - 0.4%
Shandong Weigao Group Medical Polymer Co. Ltd. (b)	71,297	297,899

Total Common Stocks (Cost $53,079,410)		$70,167,870

Exchange Traded Funds - 0.9%	Shares	Value

iShares MSCI Emerging Markets Index Fund	15,720	$662,166

Total Exchange Traded Funds (Cost $382,427)		$662,166

Money Market Funds - 1.3%	Shares	Value

State Street Institutional Liquid Reserves Fund
Institutional Class 2	896,441	$896,441

Total Money Market Funds (Cost $896,441)		$896,441

Total Investments - 99.6% (Cost $54,358,278) (d)		$71,726,477
Other Assets in Excess of Liabilities - 0.4%		320,678

Net Assets - 100.0%		$72,047,155

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-Income producing security.

(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $51,695,075 or 71.8% of the Portfolio’s net assets.

(c)	As discussed in Note 2 of the Notes to Schedule of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses the local close price because the confidence interval associated with an investment is below the 75% threshold. These securities represent $1,128,156 or 1.6% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time. Exchange traded funds and rights are also not evaluated by the fair valuation service.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.

Sector Classifications:
Industrials	27.5%
Consumer Discretionary	16.1%
Information Technology	14.1%
Materials	13.3%
Energy	9.1%
Health Care	8.5%
Consumer Staples	4.0%
Financials	3.9%
Telecommunication Services	0.9%

97.4%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 95.0%	Shares	Value

CONSUMER DISCRETIONARY - 6.3%
Ford Motor Co. (Automobiles) (a)	23,955	$301,114
News Corp. Class A (Media)	58,895	848,677
Kohl’s Corp. (Multiline Retail) (a)	3,420	187,348
Limited Brands, Inc. (Specialty Retail)	19,565	481,690

		1,818,829

CONSUMER STAPLES - 13.0%
Anheuser-Busch InBev NV (Beverages) (b)	27,818	1,399,188
Davide Campari-Milano SpA (Beverages) (b)	78,060	834,448
CVS Caremark Corp. (Food & Staples Retailing)	17,295	632,305
Mead Johnson Nutrition Co. (Food Products)	6,825	355,105
Colgate-Palmolive Co. (Household Products)	3,080	262,601
Reckitt Benckiser Group PLC (Household Products) (b)	4,535	249,170

		3,732,817

ENERGY - 2.6%
BG Group PLC (Oil, Gas & Consumable Fuels) (b)	14,528	251,593
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)	10,895	484,719

		736,312

FINANCIALS - 16.9%
Charles Schwab Corp. / The (Capital Markets)	32,028	598,603
Goldman Sachs Group, Inc. / The (Capital Markets)	2,465	420,603
CapitalSource, Inc. (Commercial Banks)	46,134	257,889
Standard Chartered PLC (Commercial Banks) (b)	16,808	458,141
Bank of America Corp. (Diversified Financial Svs.)	68,565	1,223,885
CME Group, Inc. (Diversified Financial Svs.)	1,355	428,329
JPMorgan Chase & Co. (Diversified Financial Svs.)	13,315	595,846
MarketAxess Holdings, Inc. (Diversified Financial Svs.)	16,755	263,556
ACE Ltd. (Insurance)	7,595	397,219
Hang Lung Properties Ltd. (Real Estate Mgmt. & Development) (b)	48,000	193,137

		4,837,208

HEALTH CARE - 11.0%
Celgene Corp. (Biotechnology) (a)	21,765	1,348,559
Gilead Sciences, Inc. (Biotechnology) (a)	25,270	1,149,280
Vertex Pharmaceuticals, Inc. (Biotechnology) (a)	4,930	201,489
Intuitive Surgical, Inc. (Health Care Equip. & Supplies) (a)	1,269	441,777

		3,141,105

INDUSTRIALS - 2.0%
United Parcel Service, Inc. Class B (Air Freight & Logistics)	5,190	334,289
CoStar Group, Inc. (Professional Svs.) (a)	5,870	243,722

		578,011

INFORMATION TECHNOLOGY - 34.1%
Cisco Systems, Inc. (Communications Equip.) (a)	53,225	1,385,447
QUALCOMM, Inc. (Communications Equip.)	10,065	422,629
Research In Motion Ltd. (Communications Equip.) (a)	8,987	664,589
Apple, Inc. (Computers & Peripherals) (a)	6,756	1,587,187
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)	6,170	260,313
Corning, Inc. (Electronic Equip., Instr. & Comp.)	53,375	1,078,709
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.) (a)	23,870	685,546
AOL, Inc. (Internet Software & Svs.) (a)	23,295	588,898
Equinix, Inc. (Internet Software & Svs.) (a)	4,595	447,277

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 95.0%	Shares	Value

Google, Inc. Class A (Internet Software & Svs.) (a)	1,130	640,721
VistaPrint NV (Internet Software & Svs.) (a)	8,160	467,160
Yahoo!, Inc. (Internet Software & Svs.) (a)	34,230	565,822
Oracle Corp. (Software)	35,105	901,847
Salesforce.com, Inc. (Software) (a)	1,185	88,223

		9,784,368

MATERIALS - 2.5%
Israel Chemicals Ltd. (Chemicals) (b)	20,223	274,729
Vale SA - ADR (Metals & Mining)	13,555	436,335

		711,064

TELECOMMUNICATION SERVICES - 6.6%
tw telecom, Inc. (Diversified Telecom. Svs.) (a)	22,005	399,391
America Movil SAB de CV - ADR (Wireless Telecom. Svs.)	3,600	181,224
Cellcom Israel Ltd. (Wireless Telecom. Svs.)	8,420	287,711
Crown Castle International Corp. (Wireless Telecom. Svs.) (a)	26,680	1,019,976

		1,888,302

Total Common Stocks (Cost $22,907,756)		$27,228,016

Preference Shares (Brazil) - 0.9%	Shares	Value

ENERGY - 0.9%
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)	6,804	$269,370

Total Preference Shares (Brazil) (Cost $258,784)		$269,370

VVPR Strips - 0.0%(c)	Quantity	Value

CONSUMER STAPLES - 0.0%
Anheuser-Busch InBev NV (Beverages) (a)(b)	6,992	$66

Total VVPR Strips (Cost $0)		$66

U.S. Government Agency Issues - 1.4%	Face Amount	Amortized Cost

Federal Home Loan Bank
0.000%, 04/01/2010	$400,000	$400,000

Total U.S. Government Agency Issues (Cost $400,000)		$400,000

Money Market Funds - 2.5%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	710,000	$710,000

Total Money Market Funds (Cost $710,000)		$710,000

Total Investments - 99.8% (Cost $24,276,540) (d)		$28,607,452
Other Assets in Excess of Liabilities - 0.2%		60,124

Net Assets - 100.0%		$28,667,576

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $3,660,472 or 12.8% of the Portfolio’s net assets. Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	A VVPR Strip is a coupon attached to specific ordinary common shares that offers tax advantages. The coupon entitles a holder to reduced withholding tax rates on the dividends generated from the related common shares.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.3%	Shares	Value

CONSUMER DISCRETIONARY - 20.0%
American Public Education, Inc. (Diversified Consumer Svs.) (a)	8,133	$378,998
Bridgepoint Education, Inc. (Diversified Consumer Svs.) (a)	18,977	466,455
ChinaCast Education Corp. (Diversified Consumer Svs.) (a)	21,570	157,677
Grand Canyon Education, Inc. (Diversified Consumer Svs.) (a)	7,828	204,624
China Lodging Group Ltd. - ADR (Hotels, Restaurants & Leisure) (a)	1,945	29,136
Great Canadian Gaming Corp. (Hotels, Restaurants & Leisure) (a)	15,874	114,876
Kingdom Hotel Investments - GDR (Hotels, Restaurants & Leisure) (a)	34,025	166,722
Morgans Hotel Group Co. (Hotels, Restaurants & Leisure) (a)	9,034	57,908
Deer Consumer Products, Inc. (Household Durables) (a)	15,795	191,751
Jarden Corp. (Household Durables)	21,352	710,808
DreamWorks Animation SKG, Inc. Class A (Media) (a)	1,395	54,949
Genius Products, Inc. (Media) (a)	225	1,798
IMAX Corp. (Media) (a)	25,862	465,257
Interactive Data Corp. (Media)	7,907	253,024
Lions Gate Entertainment Corp. (Media) (a)	71,980	449,155
MDC Partners, Inc. Class A (Media)	9,575	99,101
National CineMedia, Inc. (Media)	19,430	335,362
Saks, Inc. (Multiline Retail) (a)	19,315	166,109
Rue21, Inc. (Specialty Retail) (a)	4,365	151,335
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods) (a)	11,755	426,942

		4,881,987

CONSUMER STAPLES - 0.2%
Yuhe International, Inc. (Food Products) (a)	5,815	54,079

		54,079

ENERGY - 3.6%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.) (a)	13,735	431,554
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	16,438	437,908

		869,462

FINANCIALS - 5.1%
Epoch Holding Corp. (Capital Markets)	2,143	24,194
Financial Engines, Inc. (Capital Markets) (a)	3,205	54,165
Cardtronics, Inc. (Consumer Finance) (a)	10,755	135,190
MarketAxess Holdings, Inc. (Diversified Financial Svs.)	23,470	369,183
MSCI, Inc. Class A (Diversified Financial Svs.) (a)	13,381	483,054
Primerica, Inc. (Insurance) (a)	4,195	62,925
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	5,780	67,857
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,915	36,442

		1,233,010

HEALTH CARE - 23.1%
Achillion Pharmaceuticals, Inc. (Biotechnology) (a)	16,810	46,564
Acorda Therapeutics, Inc. (Biotechnology) (a)	8,266	282,697
Incyte Corp Ltd. (Biotechnology) (a)	14,215	198,441
Myriad Genetics, Inc. (Biotechnology) (a)	6,952	167,196
Conmed Corp. (Health Care Equip. & Supplies) (a)	4,340	103,335
Natus Medical, Inc. (Health Care Equip. & Supplies) (a)	11,225	178,590
Alliance HealthCare Services, Inc. (Health Care Providers & Svs.) (a)	15,400	86,548
Amedisys, Inc. (Health Care Providers & Svs.) (a)	5,190	286,592
Bio-Reference Labs, Inc. (Health Care Providers & Svs.) (a)	4,965	218,311
Catalyst Health Solutions, Inc. (Health Care Providers & Svs.) (a)	11,772	487,125
Concord Medical Services Holdings Ltd. - ADR (Health Care Providers & Svs.) (a)	11,545	79,314
Genoptix, Inc. (Health Care Providers & Svs.) (a)	5,037	178,763
Health Grades, Inc. (Health Care Providers & Svs.) (a)	30,943	196,797
HMS Holdings Corp. (Health Care Providers & Svs.) (a)	5,803	295,895
LHC Group, Inc. (Health Care Providers & Svs.) (a)	11,627	389,853
Mednax, Inc. (Health Care Providers & Svs.) (a)	4,401	256,094
MWI Veterinary Supply, Inc. (Health Care Providers & Svs.) (a)	4,215	170,286
Providence Service Corp. / The (Health Care Providers & Svs.) (a)	4,281	65,028
PSS World Medical, Inc. (Health Care Providers & Svs.) (a)	14,837	348,818
Psychiatric Solutions, Inc. (Health Care Providers & Svs.) (a)	10,756	320,529
RadNet, Inc. (Health Care Providers & Svs.) (a)	13,307	42,316
athenahealth, Inc. (Health Care Technology) (a)	6,474	236,689
MedAssets, Inc. (Health Care Technology) (a)	4,808	100,968
SXC Health Solutions Corp. (Health Care Technology) (a)	10,809	727,230
Techne Corp. (Life Sciences Tools & Svs.)	2,767	176,230

		5,640,209

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.3%	Shares	Value

INDUSTRIALS - 11.2%
Horizon Lines, Inc. Class A	34,933	190,036
TransDigm Group, Inc. (Aerospace & Defense)	4,715	250,084
Forward Air Corp. (Air Freight & Logistics)	6,607	173,764
Copart, Inc. (Commercial Svs. & Supplies) (a)	1,855	66,038
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)	6,731	144,918
Standard Parking Corp. (Commercial Svs. & Supplies) (a)	15,295	251,144
Harbin Electric, Inc. (Electrical Equip.) (a)	16,500	356,235
Barnes Group, Inc. (Machinery)	6,778	131,832
Westinghouse Air Brake Technologies Corp. (Machinery)	4,803	202,302
CoStar Group, Inc. (Professional Svs.) (a)	10,278	426,743
Innovaro, Inc. (Professional Svs.) (a)	2,225	9,122
Odyssey Marine Exploration, Inc. (Professional Svs.) (a)	28,375	37,171
Resources Connection, Inc. (Professional Svs.) (a)	13,322	255,383
Landstar System, Inc. (Road & Rail)	1,960	82,281
Old Dominion Freight Line, Inc. (Road & Rail) (a)	4,784	159,738

		2,736,791

INFORMATION TECHNOLOGY - 31.5%
CommScope, Inc. (Communications Equip.) (a)	3,452	96,725
DG FastChannel, Inc. (Communications Equip.) (a)	12,622	403,273
Meru Networks, Inc. (Communications Equp.) (a)	7,705	147,705
DTS, Inc. (Electronic Equip., Instr. & Comp.) (a)	11,095	377,674
L-1 Identity Solutions, Inc. (Electronic Equip., Instr. & Comp.) (a)	15,647	139,728
Archipelago Learning, Inc. (Internet Software & Svs.) (a)	6,200	90,396
Constant Contact, Inc. (Internet Software & Svs.) (a)	7,463	173,291
DealerTrack Holdings, Inc. (Internet Software & Svs.) (a)	11,091	189,434
GSI Commerce, Inc. (Internet Software & Svs.) (a)	13,245	366,489
LivePerson, Inc. (Internet Software & Svs.) (a)	58,820	451,149
NaviSite, Inc. (Internet Software & Svs.) (a)	69,065	177,497
NIC, Inc. (Internet Software & Svs.)	26,373	207,556
SAVVIS, Inc. (Internet Software & Svs.) (a)	9,519	157,064
TechTarget, Inc. (Internet Software & Svs.) (a)	7,540	39,434
VistaPrint NV (Internet Software & Svs.) (a)	12,090	692,153
Vocus, Inc. (Internet Software & Svs.) (a)	14,587	248,708
Euronet Worldwide, Inc. (IT Svs.) (a)	13,605	250,740
Gartner, Inc. (IT Svs.) (a)	13,800	306,912
Information Services Group, Inc. (IT Svs.) (a)	44,911	153,147
Atmel Corp. (Semiconductors & Equip.) (a)	83,135	418,169
Advent Software, Inc. (Software) (a)	2,853	127,672
Blackboard, Inc. (Software) (a)	3,170	132,062
Concur Technologies, Inc. (Software) (a)	4,081	167,362
Fortinet, Inc. (Software) (a)	2,375	41,753
Informatica Corp. (Software) (a)	925	24,846
MICROS Systems, Inc. (Software) (a)	975	32,058
Monotype Imaging Holdings, Inc. (Software) (a)	18,584	180,822
Salary.com, Inc. (Software) (a)	8,932	25,903
Solera Holdings, Inc. (Software)	18,857	728,823
SS&C Technologies Holdings, Inc. (Software) (a)	3,705	55,871
SuccessFactors, Inc. (Software) (a)	11,540	219,722
Ultimate Software Group, Inc. (Software) (a)	26,697	879,666

		7,703,804

MATERIALS - 1.7%
Nalco Holding Co. (Chemicals)	10,678	259,796
Yongye International, Inc. (Chemicals) (a)	19,260	155,621

		415,417

TELECOMMUNICATION SERVICES - 1.9%
inContact, Inc. (Diversified Telecom. Svs.) (a)	33,519	95,529
SBA Communications Corp. Class A (Wireless Telecom. Svs.) (a)	10,111	364,704

		460,233

Total Common Stocks (Cost $20,216,828)		$23,994,992

Warrants - 0.0%	Quantity	Value

CONSUMER DISCRETIONARY - 0.0%
PokerTek, Inc. (Acquired 04/23/2007, Cost $10,537) (Hotels, Restaurants & Leisure) (a)(b)(c)
Expiration: April 2012, Exercise Price: $10.80	2,172	$—

Total Warrants (Cost $10,537)		$—

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

U.S. Government Agency Issues - 1.6%	Face Amount	Amortized Cost

Federal Home Loan Bank
0.000%, 04/01/2010	$400,000	$400,000

Total U.S. Government Agency Issues (Cost $400,000)		$400,000

Money Market Funds - 1.0%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	236,000	$236,000

Total Money Market Funds (Cost $236,000)		$236,000

Total Investments -100.9% (Cost $20,863,365) (d)		$24,630,992
Liabilities in Excess of Other Assets - (0.9)%		(208,830)

Net Assets - 100.0%		$24,422,162

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

GDR: Global Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	A market quotation for this investment was not readily available at March 31, 2010. As discussed in Note 2 of the Notes to Schedule of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board. This security represents $0 or 0.0% of the Portfolio’s net assets.

(c)	Represents a security deemed to be illiquid. At March 31, 2010, the value of illiquid securities in the Portfolio totalled $0 or 0.0% of the Portfolio’s net assets.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfilio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 100.0%	Shares	Value

CONSUMER DISCRETIONARY - 19.9%
Apollo Group, Inc. Class A (Diversified Consumer Svs.) (a)	9,805	$600,948
Fortune Brands, Inc. (Household Durables)	17,975	871,967
Newell Rubbermaid, Inc. (Household Durables)	75,806	1,152,251
NetFlix, Inc. (Internet & Catalog Retail) (a)	14,738	1,086,780
Lamar Advertising Co. Class A (Media) (a)	19,989	686,622
Advance Auto Parts, Inc. (Specialty Retail)	7,552	316,580
Bed Bath & Beyond, Inc. (Specialty Retail) (a)	22,849	999,872
Dick’s Sporting Goods, Inc. (Specialty Retail) (a)	27,753	724,631
GameStop Corp. Class A (Specialty Retail) (a)	57,894	1,268,458
PetSmart, Inc. (Specialty Retail)	37,497	1,198,404
Staples, Inc. (Specialty Retail)	57,793	1,351,778
Coach, Inc. (Textiles, Apparel & Luxury Goods)	30,414	1,201,961
Polo Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	16,948	1,441,258

		12,901,511

CONSUMER STAPLES - 5.3%
Hansen Natural Corp. (Beverages) (a)	24,104	1,045,632
Energizer Holdings, Inc. (Household Products) (a)	18,191	1,141,667
Avon Products, Inc. (Personal Products)	37,080	1,255,900

		3,443,198

ENERGY - 9.3%
Cameron International Corp. (Energy Equip. & Svs.) (a)	37,317	1,599,407
Core Laboratories N.V. (Energy Equip. & Svs.)	7,981	1,043,915
Dril-Quip, Inc. (Energy Equip. & Svs.) (a)	16,249	988,589
Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	10,559	449,285
Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels) (a)	24,685	500,612
Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (a)	12,801	521,257
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	11,349	917,453

		6,020,518

FINANCIALS - 12.4%
Northern Trust Corp. (Capital Markets)	29,581	1,634,646
TD Ameritrade Holding Corp. (Capital Markets) (a)	52,212	995,161
SLM Corp. (Consumer Finance) (a)	88,411	1,106,906
IntercontinentalExchange, Inc. (Diversified Financial Svs.) (a)	12,958	1,453,628
CB Richard Ellis Group, Inc. Class A (Real Estate Mgmt. & Development) (a)	101,892	1,614,988
People’s United Financial, Inc. (Thrifts & Mortgage Finance)	77,037	1,204,859

		8,010,188

HEALTH CARE - 14.7%
Amylin Pharmaceuticals, Inc. (Biotechnology) (a)	46,622	1,048,529
Biogen Idec, Inc. (Biotechnology) (a)	24,231	1,389,890
Talecris Biotherapeutics Holdings Corp. (Biotechnology) (a)	30,686	611,265
CareFusion Corp. (Health Care Equip. & Supplies) (a)	19,342	511,209
C.R. Bard, Inc. (Health Care Equip. & Supplies)	13,661	1,183,316
St. Jude Medical, Inc. (Health Care Equip. & Supplies) (a)	43,069	1,767,982
Emdeon, Inc. Class A (Health Care Providers & Svs.) (a)	38,252	631,923
Henry Schein, Inc. (Health Care Providers & Svs.) (a)	14,237	838,559
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.) (a)	38,148	1,499,598

		9,482,272

INDUSTRIALS - 9.8%
Alliant Techsystems, Inc. (Aerospace & Defense) (a)	9,319	757,635
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	11,700	653,445

Ohio National Fund, Inc.	Mid Cap Opportunity Portfilio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 100.0%	Shares	Value

Iron Mountain, Inc. (Commercial Svs. & Supplies)	54,498	1,493,245
Quanta Services, Inc. (Construction & Engineering) (a)	28,845	552,670
Rockwell Automation, Inc. (Electrical Equip.)	12,942	729,411
Roper Industries, Inc. (Electrical Equip.)	11,360	657,062
Kennametal, Inc. (Machinery)	33,290	936,115
Verisk Analytics, Inc. Class A (Professional Svs.) (a)	19,810	558,642

		6,338,225

INFORMATION TECHNOLOGY - 20.4%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)	27,107	1,143,644
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.) (a)	29,336	827,275
Equinix, Inc. (Internet Software & Svs.) (a)	13,001	1,265,517
Cognizant Technology Solutions Corp. Class A (IT Svs.) (a)	13,373	681,756
Genpact Ltd. (IT Svs.) (a)	27,537	461,795
Global Payments, Inc. (IT Svs.)	32,151	1,464,478
Western Union Co. / The (IT Svs.)	49,649	842,047
Altera Corp. (Semiconductors & Equip.)	42,224	1,026,465
Broadcom Corp. Class A (Semiconductors & Equip.)	46,879	1,555,445
Formfactor, Inc. (Semiconductors & Equip.) (a)	52,281	928,511
Linear Technology Corp. (Semiconductors & Equip.)	20,707	585,594
Xilinx, Inc. (Semiconductors & Equip.)	37,688	961,044
Citrix Systems, Inc. (Software) (a)	16,753	795,265
Salesforce.com, Inc. (Software) (a)	9,203	685,163

		13,224,000

MATERIALS - 3.1%
Ecolab, Inc. (Chemicals)	31,507	1,384,733
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	13,733	653,141

		2,037,874

TELECOMMUNICATION SERVICES - 5.1%
tw telecom, inc. (Diversified Telecom. Svs.) (a)	64,889	1,177,735
American Tower Corp. Class A (Wireless Telecom. Svs.) (a)	30,201	1,286,865
Crown Castle International Corp. (Wireless Telecom. Svs.) (a)	21,426	819,116

		3,283,716

Total Common Stocks (Cost $59,468,888)		$64,741,503

Money Market Funds - 0.2%	Shares	Value

Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I	133,000	$133,000

Total Money Market Funds (Cost $133,000)		$133,000

Total Investments - 100.2% (Cost $59,601,888) (b)		$64,874,503
Liabilities in Excess of Other Assets - (0.2)%		(160,878)

Net Assets - 100.0%		$64,713,625

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.1%	Shares	Value

CONSUMER DISCRETIONARY - 9.9%
Goodyear Tire & Rubber Co. / The (Auto Comp.) (a)	3,800	$48,032
Johnson Controls, Inc. (Auto Comp.)	10,500	346,395
Ford Motor Co. (Automobiles) (a)	52,587	661,019
Harley-Davidson, Inc. (Automobiles)	3,700	103,859
Genuine Parts Co. (Distributors)	2,500	105,600
Apollo Group, Inc. Class A (Diversified Consumer Svs.) (a)	2,000	122,580
DeVry, Inc. (Diversified Consumer Svs.)	1,000	65,200
H&R Block, Inc. (Diversified Consumer Svs.)	5,200	92,560
Carnival Corp. (Hotels, Restaurants & Leisure)	6,800	264,384
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	2,200	97,988
International Game Technology (Hotels, Restaurants & Leisure)	4,600	84,870
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	3,946	124,378
McDonald’s Corp. (Hotels, Restaurants & Leisure)	16,800	1,120,896
Starbucks Corp. (Hotels, Restaurants & Leisure) (a)	11,600	281,532
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	2,900	135,256
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	2,760	71,015
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	1,100	83,413
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	7,300	279,809
D.R. Horton, Inc. (Household Durables)	4,300	54,180
Fortune Brands, Inc. (Household Durables)	2,400	116,424
Harman International Industries, Inc. (Household Durables) (a)	1,100	51,458
Leggett & Platt, Inc. (Household Durables)	2,300	49,772
Lennar Corp. Class A (Household Durables)	2,500	43,025
Newell Rubbermaid, Inc. (Household Durables)	4,300	65,360
Pulte Group, Inc. (Household Durables) (a)	4,950	55,688
Stanley Black & Decker, Inc. (Household Durables)	2,447	140,482
Whirlpool Corp. (Household Durables)	1,155	100,774
Amazon.com, Inc. (Internet & Catalog Retail) (a)	5,300	719,369
Expedia, Inc. (Internet & Catalog Retail)	3,300	82,368
priceline.com, Inc. (Internet & Catalog Retail) (a)	700	178,500
Eastman Kodak Co. (Leisure Equip. & Products) (a)	4,200	24,318
Hasbro, Inc. (Leisure Equip. & Products)	1,900	72,732
Mattel, Inc. (Leisure Equip. & Products)	5,700	129,618
CBS Corp. Class B (Media)	10,550	147,067
Comcast Corp. Class A (Media)	44,353	834,723
DIRECTV Class A (Media) (a)	14,600	493,626
Discovery Communications, Inc. Class A (Media) (a)	4,400	148,676
Gannett Co., Inc. (Media)	3,700	61,124
Interpublic Group of Cos., Inc. (Media) (a)	7,623	63,423
McGraw-Hill Cos., Inc. / The (Media)	4,900	174,685
Meredith Corp. (Media)	600	20,646
New York Times Co. / The Class A (Media) (a)	1,800	20,034
News Corp. Class A (Media)	35,200	507,232
Omnicom Group, Inc. (Media)	4,800	186,288
Scripps Networks Interactive, Inc. Class A (Media)	1,400	62,090
Time Warner Cable, Inc. (Media)	5,532	294,911
Time Warner, Inc. (Media)	17,966	561,797
Viacom, Inc. Class B (Media) (a)	9,450	324,891
Walt Disney Co. / The (Media)	30,300	1,057,773
Washington Post Co. / The Class B (Media)	100	44,418
Big Lots, Inc. (Multiline Retail) (a)	1,300	47,346
Family Dollar Stores, Inc. (Multiline Retail)	2,200	80,542
J.C. Penney Co., Inc. (Multiline Retail)	3,700	119,029

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.1%	Shares	Value

Kohl’s Corp. (Multiline Retail) (a)	4,800	262,944
Macy’s, Inc. (Multiline Retail)	6,576	143,159
Nordstrom, Inc. (Multiline Retail)	2,600	106,210
Sears Holdings Corp. (Multiline Retail) (a)	801	86,852
Target Corp. (Multiline Retail)	11,700	615,420
Abercrombie & Fitch Co. Class A (Specialty Retail)	1,400	63,896
AutoNation, Inc. (Specialty Retail) (a)	1,400	25,312
AutoZone, Inc. (Specialty Retail) (a)	500	86,545
Bed Bath & Beyond, Inc. (Specialty Retail) (a)	4,100	179,416
Best Buy Co., Inc. (Specialty Retail)	5,375	228,652
GameStop Corp. Class A (Specialty Retail) (a)	2,600	56,966
Gap, Inc. / The (Specialty Retail)	7,450	172,170
Home Depot, Inc. (Specialty Retail)	26,600	860,510
Lowe’s Cos., Inc. (Specialty Retail)	23,000	557,520
Limited Brands, Inc. (Specialty Retail)	4,200	103,404
Office Depot, Inc. (Specialty Retail) (a)	4,300	34,314
O’Reilly Automotive, Inc. (Specialty Retail) (a)	2,100	87,591
RadioShack Corp. (Specialty Retail)	2,000	45,260
Ross Stores, Inc. (Specialty Retail)	1,900	101,593
Sherwin-Williams Co. / The (Specialty Retail)	1,400	94,752
Staples, Inc. (Specialty Retail)	11,400	266,646
Tiffany & Co. (Specialty Retail)	1,900	90,231
TJX Cos., Inc. (Specialty Retail)	6,600	280,632
Urban Outfitters, Inc. (Specialty Retail) (a)	2,000	76,060
Coach, Inc. (Textiles, Apparel & Luxury Goods)	4,900	193,648
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	6,100	448,350
Polo Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	900	76,536
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,400	112,210

		16,679,974

CONSUMER STAPLES - 11.0%
Brown-Forman Corp. Class B (Beverages)	1,650	98,092
Coca-Cola Co. / The (Beverages)	36,000	1,980,000
Coca-Cola Enterprises, Inc. (Beverages)	5,000	138,300
Constellation Brands, Inc. Class A (Beverages) (a)	3,100	50,964
Dr Pepper Snapple Group, Inc. (Beverages)	4,000	140,680
Molson Coors Brewing Co. Class B (Beverages)	2,500	105,150
PepsiCo, Inc. (Beverages)	25,547	1,690,190
Costco Wholesale Corp. (Food & Staples Retailing)	6,900	411,999
CVS Caremark Corp. (Food & Staples Retailing)	21,720	794,083
Kroger Co. / The (Food & Staples Retailing)	10,100	218,766
Safeway, Inc. (Food & Staples Retailing)	6,100	151,646
SUPERVALU, Inc. (Food & Staples Retailing)	3,319	55,361
Sysco Corp. (Food & Staples Retailing)	9,300	274,350
Walgreen Co. (Food & Staples Retailing)	15,400	571,186
Wal-Mart Stores, Inc. (Food & Staples Retailing)	33,300	1,851,480
Whole Foods Market, Inc. (Food & Staples Retailing) (a)	2,700	97,605
Archer-Daniels-Midland Co. (Food Products)	10,050	290,445
Campbell Soup Co. (Food Products)	2,900	102,515
ConAgra Foods, Inc. (Food Products)	6,900	172,983
Dean Foods Co. (Food Products) (a)	2,800	43,932
General Mills, Inc. (Food Products)	5,100	361,029
Hershey Co. / The (Food Products)	2,600	111,306
H.J. Heinz Co. (Food Products)	4,900	223,489
Hormel Foods Corp. (Food Products)	1,100	46,211
J.M. Smucker Co. / The (Food Products)	1,900	114,494
Kellogg Co. (Food Products)	4,000	213,720
Kraft Foods, Inc. Class A (Food Products)	27,076	818,778
McCormick & Co., Inc. (Food Products)	2,100	80,556
Mead Johnson Nutrition Co. (Food Products)	3,151	163,947
Sara Lee Corp. (Food Products)	10,900	151,837
Tyson Foods, Inc. Class A (Food Products)	4,800	91,920
Clorox Co. (Household Products)	2,200	141,108

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.1%	Shares	Value

Colgate-Palmolive Co. (Household Products)	7,700	656,502
Kimberly-Clark Corp. (Household Products)	6,500	408,720
Procter & Gamble Co. / The (Household Products)	45,322	2,867,523
Avon Products, Inc. (Personal Products)	6,700	226,929
Estee Lauder Cos., Inc. / The Class A (Personal Products)	1,800	116,766
Altria Group, Inc. (Tobacco)	32,500	666,900
Lorillard, Inc. (Tobacco)	2,397	180,350
Philip Morris International, Inc. (Tobacco)	29,400	1,533,504
Reynolds American, Inc. (Tobacco)	2,600	140,348

		18,555,664

ENERGY - 10.7%
Baker Hughes, Inc. (Energy Equip. & Svs.)	4,900	229,516
BJ Services Co. (Energy Equip. & Svs.)	4,600	98,440
Cameron International Corp. (Energy Equip. & Svs.) (a)	3,800	162,868
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)	1,100	97,691
FMC Technologies, Inc. (Energy Equip. & Svs.) (a)	1,900	122,797
Halliburton Co. (Energy Equip. & Svs.)	14,100	424,833
Helmerich & Payne, Inc. (Energy Equip. & Svs.)	1,700	64,736
Nabors Industries Ltd. (Energy Equip. & Svs.) (a)	4,400	86,372
National Oilwell Varco, Inc. (Energy Equip. & Svs.)	6,500	263,770
Rowan Cos., Inc. (Energy Equip. & Svs.) (a)	1,800	52,398
Schlumberger Ltd. (Energy Equip. & Svs.)	18,700	1,186,702
Smith International, Inc. (Energy Equip. & Svs.)	3,900	166,998
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,700	560,791
Apache Corp. (Oil, Gas & Consumable Fuels)	5,222	530,033
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,600	58,880
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	10,200	241,128
Chevron Corp. (Oil, Gas & Consumable Fuels)	31,338	2,376,360
ConocoPhillips (Oil, Gas & Consumable Fuels)	23,200	1,187,144
Consol Energy, Inc. (Oil, Gas & Consumable Fuels)	3,400	145,044
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	6,200	104,594
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	7,000	451,010
El Paso Corp. (Oil, Gas & Consumable Fuels)	11,000	119,240
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	3,900	362,466
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	73,700	4,936,426
Hess Corp. (Oil, Gas & Consumable Fuels)	4,500	281,475
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	11,020	348,673
Massey Energy Co. (Oil, Gas & Consumable Fuels)	1,400	73,206
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,000	168,570
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	2,700	197,100
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	12,700	1,073,658
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	4,200	191,940
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,800	101,376
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,500	117,175
Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (a)	5,400	219,888
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	10,118	227,959
Sunoco, Inc. (Oil, Gas & Consumable Fuels)	1,800	53,478
Tesoro Corp. (Oil, Gas & Consumable Fuels)	2,200	30,580
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,800	173,360
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)	9,100	210,210
XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	9,066	427,734

		17,926,619

FINANCIALS - 16.2%
Ameriprise Financial, Inc. (Capital Markets)	3,980	180,533
Bank of New York Mellon Corp. / The (Capital Markets)	18,911	583,972
Charles Schwab Corp. / The (Capital Markets)	15,300	285,957
E*Trade Financial Corp. (Capital Markets) (a)	24,900	41,085
Federated Investors, Inc. Class B (Capital Markets)	1,400	36,932
Franklin Resources, Inc. (Capital Markets)	2,300	255,070
Goldman Sachs Group, Inc. / The (Capital Markets)	8,250	1,407,698

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.1%	Shares	Value

Invesco Ltd. (Capital Markets)	6,700	146,797
Janus Capital Group, Inc. (Capital Markets)	2,900	41,441
Legg Mason, Inc. (Capital Markets)	2,500	71,675
Morgan Stanley (Capital Markets)	21,800	638,522
Northern Trust Corp. (Capital Markets)	3,800	209,988
State Street Corp. (Capital Markets)	7,700	347,578
T. Rowe Price Group, Inc. (Capital Markets)	4,000	219,720
BB&T Corp. (Commercial Banks)	10,800	349,812
Comerica, Inc. (Commercial Banks)	2,700	102,708
Fifth Third Bancorp (Commercial Banks)	12,450	169,196
First Horizon National Corp. (Commercial Banks) (a)	3,498	49,150
Huntington Bancshares, Inc. (Commercial Banks)	11,200	60,144
KeyCorp (Commercial Banks)	13,700	106,175
M&T Bank Corp. (Commercial Banks)	1,300	103,194
Marshall & Ilsley Corp. (Commercial Banks)	8,200	66,010
PNC Financial Services Group, Inc. (Commercial Banks)	8,042	480,107
Regions Financial Corp. (Commercial Banks)	18,575	145,814
SunTrust Banks, Inc. (Commercial Banks)	7,800	208,962
U.S. Bancorp (Commercial Banks)	29,890	773,553
Wells Fargo & Co. (Commercial Banks)	80,913	2,518,013
Zions Bancorporation (Commercial Banks)	2,300	50,186
American Express Co. (Consumer Finance)	18,700	771,562
Capital One Financial Corp. (Consumer Finance)	7,073	292,893
Discover Financial Services (Consumer Finance)	8,450	125,905
SLM Corp. (Consumer Finance) (a)	7,600	95,152
Bank of America Corp. (Diversified Financial Svs.)	156,627	2,795,792
Citigroup, Inc. (Diversified Financial Svs.) (a)	306,769	1,242,414
CME Group, Inc. (Diversified Financial Svs.)	1,025	324,013
IntercontinentalExchange, Inc. (Diversified Financial Svs.) (a)	1,100	123,398
JPMorgan Chase & Co. (Diversified Financial Svs.)	62,043	2,776,424
Leucadia National Corp. (Diversified Financial Svs.) (a)	3,000	74,430
Moody’s Corp. (Diversified Financial Svs.)	3,100	92,225
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.) (a)	2,300	48,576
NYSE Euronext (Diversified Financial Svs.)	4,100	121,401
Aflac, Inc. (Insurance)	7,300	396,317
Allstate Corp. / The (Insurance)	8,400	271,404
American International Group, Inc. (Insurance) (a)	2,095	71,523
AON Corp. (Insurance)	4,200	179,382
Assurant, Inc. (Insurance)	1,800	61,884
Berkshire Hathaway, Inc. Class B (Insurance) (a)	25,791	2,096,035
Chubb Corp. (Insurance)	5,100	264,435
Cincinnati Financial Corp. (Insurance)	2,566	74,157
Genworth Financial, Inc. Class A (Insurance) (a)	7,600	139,384
Hartford Financial Services Group, Inc. (Insurance)	6,900	196,098
Lincoln National Corp. (Insurance)	4,686	143,860
Loews Corp. (Insurance)	5,561	207,314
Marsh & McLennan Cos., Inc. (Insurance)	8,300	202,686
MetLife, Inc. (Insurance)	12,800	554,752
Principal Financial Group, Inc. (Insurance)	5,000	146,050
Progressive Corp. / The (Insurance)	10,500	200,445
Prudential Financial, Inc. (Insurance)	7,300	441,650
Torchmark Corp. (Insurance)	1,300	69,563
Travelers Cos., Inc. / The (Insurance)	8,059	434,702
Unum Group (Insurance)	5,200	128,804
XL Capital Ltd. Class A (Insurance)	5,300	100,170
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)	1,873	34,482
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	1,231	106,297
Boston Properties, Inc. (Real Estate Investment Trusts)	2,200	165,968
Equity Residential (Real Estate Investment Trusts)	4,400	172,260
HCP, Inc. (Real Estate Investment Trusts)	4,600	151,800
Health Care REIT, Inc. (Real Estate Investment Trusts)	1,900	85,937
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	10,202	149,459
Kimco Realty Corp. (Real Estate Investment Trusts)	6,300	98,532
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	2,500	97,275

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.1%	Shares	Value

ProLogis (Real Estate Investment Trusts)	7,400	97,680
Public Storage (Real Estate Investment Trusts)	2,100	193,179
Simon Property Group, Inc. (Real Estate Investment Trusts)	4,562	382,752
Ventas, Inc. (Real Estate Investment Trusts)	2,400	113,952
Vornado Realty Trust (Real Estate Investment Trusts)	2,493	188,720
CB Richard Ellis Group, Inc. Class A (Real Estate Mgmt. & Development) (a)	4,200	66,570
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	7,400	104,784
People’s United Financial, Inc. (Thrifts & Mortgage Finance)	5,800	90,712

		27,215,151

HEALTH CARE - 11.9%
Amgen, Inc. (Biotechnology) (a)	15,306	914,687
Biogen Idec, Inc. (Biotechnology) (a)	4,245	243,493
Celgene Corp. (Biotechnology) (a)	7,200	446,112
Cephalon, Inc. (Biotechnology) (a)	1,200	81,336
Genzyme Corp. (Biotechnology) (a)	4,200	217,686
Gilead Sciences, Inc. (Biotechnology) (a)	14,100	641,268
Baxter International, Inc. (Health Care Equip. & Supplies)	9,400	547,080
Becton Dickinson and Co. (Health Care Equip. & Supplies)	3,700	291,301
Boston Scientific Corp. (Health Care Equip. & Supplies) (a)	23,603	170,414
CareFusion Corp. (Health Care Equip. & Supplies) (a)	2,750	72,682
C.R. Bard, Inc. (Health Care Equip. & Supplies)	1,500	129,930
DENTSPLY International, Inc. (Health Care Equip. & Supplies)	2,300	80,155
Hospira, Inc. (Health Care Equip. & Supplies) (a)	2,510	142,191
Intuitive Surgical, Inc. (Health Care Equip. & Supplies) (a)	600	208,878
Medtronic, Inc. (Health Care Equip. & Supplies)	17,200	774,516
St. Jude Medical, Inc. (Health Care Equip. & Supplies) (a)	5,100	209,355
Stryker Corp. (Health Care Equip. & Supplies)	4,400	251,768
Varian Medical Systems, Inc. (Health Care Equip. & Supplies) (a)	1,900	105,127
Zimmer Holdings, Inc. (Health Care Equip. & Supplies) (a)	3,370	199,504
Aetna, Inc. (Health Care Providers & Svs.)	6,700	235,237
AmerisourceBergen Corp. (Health Care Providers & Svs.)	4,400	127,248
Cardinal Health, Inc. (Health Care Providers & Svs.)	5,600	201,768
CIGNA Corp. (Health Care Providers & Svs.)	4,300	157,294
Coventry Health Care, Inc. (Health Care Providers & Svs.) (a)	2,300	56,856
DaVita, Inc. (Health Care Providers & Svs.) (a)	1,600	101,440
Express Scripts, Inc. (Health Care Providers & Svs.) (a)	4,300	437,568
Humana, Inc. (Health Care Providers & Svs.) (a)	2,700	126,279
Laboratory Corp of America Holdings (Health Care Providers & Svs.) (a)	1,600	121,136
McKesson Corp. (Health Care Providers & Svs.)	4,200	276,024
Medco Health Solutions, Inc. (Health Care Providers & Svs.) (a)	7,276	469,739
Patterson Cos., Inc. (Health Care Providers & Svs.)	1,500	46,575
Quest Diagnostics, Inc. (Health Care Providers & Svs.)	2,300	134,067
Tenet Healthcare Corp. (Health Care Providers & Svs.) (a)	6,750	38,610
UnitedHealth Group, Inc. (Health Care Providers & Svs.)	18,100	591,327
WellPoint, Inc. (Health Care Providers & Svs.) (a)	6,900	444,222
Life Technologies Corp. (Life Sciences Tools & Svs.) (a)	2,817	147,245
Millipore Corp. (Life Sciences Tools & Svs.) (a)	900	95,040
PerkinElmer, Inc. (Life Sciences Tools & Svs.)	1,800	43,020
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.) (a)	6,400	329,216
Waters Corp. (Life Sciences Tools & Svs.) (a)	1,500	101,310
Abbott Laboratories (Pharmaceuticals)	24,200	1,274,856
Allergan, Inc. (Pharmaceuticals)	4,800	313,536
Bristol-Myers Squibb Co. (Pharmaceuticals)	26,769	714,732
Eli Lilly & Co. (Pharmaceuticals)	15,800	572,276
Forest Laboratories, Inc. (Pharmaceuticals) (a)	4,700	147,392
Johnson & Johnson (Pharmaceuticals)	43,000	2,803,600
King Pharmaceuticals, Inc. (Pharmaceuticals) (a)	3,900	45,864
Merck & Co., Inc. (Pharmaceuticals)	48,694	1,818,721

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.1%	Shares	Value

Mylan, Inc. (Pharmaceuticals) (a)	4,800	109,008
Pfizer, Inc. (Pharmaceuticals)	126,010	2,161,071
Watson Pharmaceuticals, Inc. (Pharmaceuticals) (a)	1,700	71,009

		20,040,769

INDUSTRIALS - 10.3%
Boeing Co. / The (Aerospace & Defense)	11,800	856,798
General Dynamics Corp. (Aerospace & Defense)	6,000	463,200
Goodrich Corp. (Aerospace & Defense)	2,000	141,040
Honeywell International, Inc. (Aerospace & Defense)	11,900	538,713
ITT Corp. (Aerospace & Defense)	2,900	155,469
L-3 Communications Holdings, Inc. (Aerospace & Defense)	1,800	164,934
Lockheed Martin Corp. (Aerospace & Defense)	4,900	407,778
Northrop Grumman Corp. (Aerospace & Defense)	4,700	308,179
Precision Castparts Corp. (Aerospace & Defense)	2,200	278,762
Raytheon Co. (Aerospace & Defense)	5,900	337,008
Rockwell Collins, Inc. (Aerospace & Defense)	2,500	156,475
United Technologies Corp. (Aerospace & Defense)	14,600	1,074,706
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	2,600	145,210
Expeditors International of Washington, Inc. (Air Freight & Logistics)	3,300	121,836
FedEx Corp. (Air Freight & Logistics)	4,900	457,660
United Parcel Service, Inc. Class B (Air Freight & Logistics)	15,500	998,355
Southwest Airlines Co. (Airlines)	11,600	153,352
Masco Corp. (Building Products)	5,600	86,912
Avery Dennison Corp. (Commercial Svs. & Supplies)	1,700	61,897
Cintas Corp. (Commercial Svs. & Supplies)	2,100	58,989
Iron Mountain, Inc. (Commercial Svs. & Supplies)	2,800	76,720
Pitney Bowes, Inc. (Commercial Svs. & Supplies)	3,200	78,240
Republic Services, Inc. (Commercial Svs. & Supplies)	5,080	147,422
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)	3,200	68,320
Stericycle, Inc. (Commercial Svs. & Supplies) (a)	1,300	70,850
Waste Management, Inc. (Commercial Svs. & Supplies)	7,600	261,668
Fluor Corp. (Construction & Engineering)	2,800	130,228
Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	1,900	85,861
Quanta Services, Inc. (Construction & Engineering) (a)	3,300	63,228
Emerson Electric Co. (Electrical Equip.)	11,700	588,978
First Solar, Inc. (Electrical Equip.) (a)	750	91,987
Rockwell Automation, Inc. (Electrical Equip.)	2,200	123,992
Roper Industries, Inc. (Electrical Equip.)	1,500	86,760
3M Co. (Industrial Conglomerates)	11,100	927,627
General Electric Co. (Industrial Conglomerates)	166,600	3,032,120
Textron, Inc. (Industrial Conglomerates)	4,300	91,289
Caterpillar, Inc. (Machinery)	9,800	615,930
Cummins, Inc. (Machinery)	3,100	192,045
Danaher Corp. (Machinery)	4,100	327,631
Deere & Co. (Machinery)	6,600	392,436
Dover Corp. (Machinery)	2,900	135,575
Eaton Corp. (Machinery)	2,600	197,002
Flowserve Corp. (Machinery)	900	99,243
Illinois Tool Works, Inc. (Machinery)	6,000	284,160
PACCAR, Inc. (Machinery)	5,712	247,558
Pall Corp. (Machinery)	1,800	72,882
Parker Hannifin Corp. (Machinery)	2,500	161,850
Snap-On, Inc. (Machinery)	900	39,006
Dun & Bradstreet Corp. (Professional Svs.)	800	59,536
Equifax, Inc. (Professional Svs.)	2,000	71,600
Robert Half International, Inc. (Professional Svs.)	2,300	69,989
CSX Corp. (Road & Rail)	6,100	310,490
Norfolk Southern Corp. (Road & Rail)	5,800	324,162
Ryder System, Inc. (Road & Rail)	800	31,008
Union Pacific Corp. (Road & Rail)	7,900	579,070
Fastenal Co. (Trading Companies & Distributors)	2,000	95,980
W.W. Grainger, Inc. (Trading Companies & Distributors)	1,000	108,120

		17,307,836

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.1%	Shares	Value

INFORMATION TECHNOLOGY - 18.5%
Cisco Systems, Inc. (Communications Equip.) (a)	89,400	2,327,082
Harris Corp. (Communications Equip.)	2,000	94,980
JDS Uniphase Corp. (Communications Equip.) (a)	3,475	43,542
Juniper Networks, Inc. (Communications Equip.) (a)	8,200	251,576
Motorola, Inc. (Communications Equip.) (a)	36,100	253,422
QUALCOMM, Inc. (Communications Equip.)	26,200	1,100,138
Tellabs, Inc. (Communications Equip.)	6,000	45,420
Apple, Inc. (Computers & Peripherals) (a)	14,150	3,324,259
Dell, Inc. (Computers & Peripherals) (a)	26,900	403,769
EMC Corp. (Computers & Peripherals) (a)	32,100	579,084
Hewlett-Packard Co. (Computers & Peripherals)	36,800	1,955,920
International Business Machines Corp. (Computers & Peripherals)	20,300	2,603,475
Lexmark International, Inc. Class A (Computers & Peripherals) (a)	1,200	43,296
NetApp, Inc. (Computers & Peripherals) (a)	5,400	175,824
QLogic Corp. (Computers & Peripherals) (a)	1,800	36,540
SanDisk Corp. (Computers & Peripherals) (a)	3,600	124,668
Teradata Corp. (Computers & Peripherals) (a)	2,600	75,114
Western Digital Corp. (Computers & Peripherals) (a)	3,600	140,364
Agilent Technologies, Inc. (Electronic Equip., Instr. & Comp.) (a)	5,400	185,706
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)	2,700	113,913
Corning, Inc. (Electronic Equip., Instr. & Comp.)	24,300	491,103
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.) (a)	2,400	67,680
Jabil Circuit, Inc. (Electronic Equip., Instr. & Comp.)	3,000	48,570
Molex, Inc. (Electronic Equip., Instr. & Comp.)	2,100	43,806
Akamai Technologies, Inc. (Internet Software & Svs.) (a)	2,700	84,807
eBay, Inc. (Internet Software & Svs.) (a)	17,600	474,320
Google, Inc. Class A (Internet Software & Svs.) (a)	3,750	2,126,288
Monster Worldwide, Inc. (Internet Software & Svs.) (a)	2,000	33,220
VeriSign, Inc. (Internet Software & Svs.) (a)	2,900	75,429
Yahoo!, Inc. (Internet Software & Svs.) (a)	18,600	307,458
Automatic Data Processing, Inc. (IT Svs.)	7,900	351,313
Cognizant Technology Solutions Corp. Class A (IT Svs.) (a)	4,600	234,508
Computer Sciences Corp. (IT Svs.) (a)	2,400	130,776
Fidelity National Information Services, Inc. (IT Svs.)	5,200	121,888
Fiserv, Inc. (IT Svs.) (a)	2,400	121,824
Mastercard, Inc. Class A (IT Svs.)	1,525	387,350
Paychex, Inc. (IT Svs.)	5,000	153,500
SAIC, Inc. (IT Svs.) (a)	4,800	84,960
Total System Services, Inc. (IT Svs.)	3,077	48,186
Visa, Inc. (IT Svs.)	7,000	637,210
Western Union Co. / The (IT Svs.)	10,647	180,573
Xerox Corp. (Office Electronics)	21,102	205,745
Advanced Micro Devices, Inc. (Semiconductors & Equip.) (a)	8,800	81,576
Altera Corp. (Semiconductors & Equip.)	4,600	111,826
Analog Devices, Inc. (Semiconductors & Equip.)	4,600	132,572
Applied Materials, Inc. (Semiconductors & Equip.)	21,000	283,080
Broadcom Corp. Class A (Semiconductors & Equip.)	6,750	223,965
Intel Corp. (Semiconductors & Equip.)	86,300	1,921,038
KLA-Tencor Corp. (Semiconductors & Equip.)	2,700	83,484
Linear Technology Corp. (Semiconductors & Equip.)	3,500	98,980
LSI Corp. (Semiconductors & Equip.) (a)	10,300	63,036
MEMC Electronic Materials, Inc. (Semiconductors & Equip.) (a)	3,600	55,188
Microchip Technology, Inc. (Semiconductors & Equip.)	2,900	81,664
Micron Technology, Inc. (Semiconductors & Equip.) (a)	13,300	138,187
National Semiconductor Corp. (Semiconductors & Equip.)	3,700	53,465
Novellus Systems, Inc. (Semiconductors & Equip.) (a)	1,500	37,500
NVIDIA Corp. (Semiconductors & Equip.) (a)	8,700	151,206

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.1%	Shares	Value

Teradyne, Inc. (Semiconductors & Equip.) (a)	2,800	31,276
Texas Instruments, Inc. (Semiconductors & Equip.)	19,400	474,718
Xilinx, Inc. (Semiconductors & Equip.)	4,300	109,650
Adobe Systems, Inc. (Software) (a)	8,200	290,034
Autodesk, Inc. (Software) (a)	3,600	105,912
BMC Software, Inc. (Software) (a)	2,900	110,200
CA, Inc. (Software)	6,200	145,514
Citrix Systems, Inc. (Software) (a)	2,900	137,663
Compuware Corp. (Software) (a)	3,600	30,240
Electronic Arts, Inc. (Software) (a)	5,100	95,166
Intuit, Inc. (Software) (a)	4,900	168,266
McAfee, Inc. (Software) (a)	2,500	100,325
Microsoft Corp. (Software)	119,100	3,486,057
Novell, Inc. (Software) (a)	5,400	32,346
Oracle Corp. (Software)	61,000	1,567,090
Red Hat, Inc. (Software) (a)	2,900	84,883
Salesforce.com, Inc. (Software) (a)	1,700	126,565
Symantec Corp. (Software) (a)	12,594	213,090

		31,114,368

MATERIALS - 3.4%
Air Products & Chemicals, Inc. (Chemicals)	3,300	244,035
Airgas, Inc. (Chemicals)	1,300	82,706
CF Industries Holdings, Inc. (Chemicals)	800	72,944
Dow Chemical Co. / The (Chemicals)	18,000	532,260
Eastman Chemical Co. (Chemicals)	1,100	70,048
Ecolab, Inc. (Chemicals)	3,700	162,615
E.I. du Pont de Nemours & Co. (Chemicals)	14,100	525,084
FMC Corp. (Chemicals)	1,100	66,594
International Flavors & Fragrances, Inc. (Chemicals)	1,200	57,204
Monsanto Co. (Chemicals)	8,486	606,070
PPG Industries, Inc. (Chemicals)	2,600	170,040
Praxair, Inc. (Chemicals)	4,800	398,400
Sigma-Aldrich Corp. (Chemicals)	1,900	101,954
Vulcan Materials Co. (Construction Materials)	2,000	94,480
Ball Corp. (Containers & Packaging)	1,500	80,070
Bemis Co., Inc. (Containers & Packaging)	1,700	48,824
Owens-Illinois, Inc. (Containers & Packaging) (a)	2,600	92,404
Pactiv Corp. (Containers & Packaging) (a)	2,100	52,878
Sealed Air Corp. (Containers & Packaging)	2,500	52,700
AK Steel Holding Corp. (Metals & Mining)	1,700	38,862
Alcoa, Inc. (Metals & Mining)	15,900	226,416
Allegheny Technologies, Inc. (Metals & Mining)	1,500	80,985
Cliffs Natural Resources, Inc. (Metals & Mining)	2,100	148,995
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	6,676	557,713
Newmont Mining Corp. (Metals & Mining)	7,700	392,161
Nucor Corp. (Metals & Mining)	4,900	222,362
Titanium Metals Corp. (Metals & Mining) (a)	1,300	21,567
United States Steel Corp. (Metals & Mining)	2,200	139,744
International Paper Co. (Paper & Forest Products)	6,800	167,348
MeadWestvaco Corp. (Paper & Forest Products)	2,700	68,985
Weyerhaeuser Co. (Paper & Forest Products)	3,300	149,391

		5,725,839

TELECOMMUNICATION SERVICES - 2.8%
AT&T, Inc. (Diversified Telecom. Svs.)	92,178	2,381,880
CenturyTel, Inc. (Diversified Telecom. Svs.)	4,646	164,747
Frontier Communications Corp. (Diversified Telecom. Svs.)	4,900	36,456
Qwest Communications International, Inc. (Diversified Telecom. Svs.)	23,200	121,104
Verizon Communications, Inc. (Diversified Telecom. Svs.)	44,300	1,374,186
Windstream Corp. (Diversified Telecom. Svs.)	7,096	77,275
American Tower Corp. Class A (Wireless Telecom. Svs.) (a)	6,300	268,443

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.1%	Shares	Value

MetroPCS Communications, Inc. (Wireless Telecom. Svs.) (a)	4,100	29,028
Sprint Nextel Corp. (Wireless Telecom. Svs.) (a)	46,532	176,822

		4,629,941

UTILITIES - 3.4%
Allegheny Energy, Inc. (Electric Utilities)	2,600	59,800
American Electric Power Co., Inc. (Electric Utilities)	7,500	256,350
Duke Energy Corp. (Electric Utilities)	20,436	333,515
Edison International (Electric Utilities)	5,100	174,267
Entergy Corp. (Electric Utilities)	3,000	244,050
Exelon Corp. (Electric Utilities)	10,300	451,243
FirstEnergy Corp. (Electric Utilities)	4,800	187,632
FPL Group, Inc. (Electric Utilities)	6,500	314,145
Northeast Utilities (Electric Utilities)	2,700	74,628
Pepco Holdings, Inc. (Electric Utilities)	3,500	60,025
Pinnacle West Capital Corp. (Electric Utilities)	1,600	60,368
PPL Corp. (Electric Utilities)	5,900	163,489
Progress Energy, Inc. (Electric Utilities)	4,400	173,184
Southern Co. (Electric Utilities)	12,800	424,448
EQT Corp. (Gas Utilities)	2,200	90,200
Nicor, Inc. (Gas Utilities)	700	29,344
Oneok, Inc. (Gas Utilities)	1,600	73,040
Questar Corp. (Gas Utilities)	2,700	116,640
AES Corp. / The (Ind. Power Prod. & Energy Traders) (a)	10,400	114,400
Constellation Energy Group, Inc. (Ind. Power Prod. & Energy Traders)	3,100	108,841
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders) (a)	4,100	85,690
Ameren Corp. (Multi-Utilities)	3,700	96,496
CenterPoint Energy, Inc. (Multi-Utilities)	6,100	87,596
CMS Energy Corp. (Multi-Utilities)	3,600	55,656
Consolidated Edison, Inc. (Multi-Utilities)	4,400	195,976
Dominion Resources, Inc. (Multi-Utilities)	9,400	386,434
DTE Energy Co. (Multi-Utilities)	2,600	115,960
Integrys Energy Group, Inc. (Multi-Utilities)	1,212	57,425
NiSource, Inc. (Multi-Utilities)	4,300	67,940
PG&E Corp. (Multi-Utilities)	5,800	246,036
Public Service Enterprise Group, Inc. (Multi-Utilities)	7,900	233,208
SCANA Corp. (Multi-Utilities)	1,700	63,903
Sempra Energy (Multi-Utilities)	3,900	194,610
TECO Energy, Inc. (Multi-Utilities)	3,300	52,437
Wisconsin Energy Corp. (Multi-Utilities)	1,800	88,938
Xcel Energy, Inc. (Multi-Utilities)	7,100	150,520

		5,688,434

Total Common Stocks (Cost $152,797,584)		$164,884,595

Exchange Traded Funds - 1.5%	Shares	Value

Standard & Poor’s Depositary Receipts (SPDRs)	22,425	$2,623,501

Total Exchange Traded Funds (Cost $2,558,169)		$2,623,501

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Commercial Paper - 0.7%	Face Amount	Amortized Cost

Prudential Funding LLC	$1,169,000	$1,169,000
0.100%, 04/01/2010

Total Commercial Paper (Cost $1,169,000)		$1,169,000

Total Investments - 100.3% (Cost $156,524,753) (b)		$168,677,096
Liabilities in Excess of Other Assets - (0.3)%		(535,889)

Net Assets - 100.0%		$168,141,207

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 99.3%	Shares	Value

CONSUMER DISCRETIONARY - 2.8%
McDonald’s Corp. (Hotels, Restaurants & Leisure)	9,025	$602,148

		602,148

CONSUMER STAPLES - 20.7%
Coca-Cola Co. / The (Beverages)	6,315	347,325
H.J. Heinz Co. (Food Products)	12,975	591,790
Unilever PLC (Food Products) (a)	10,710	313,531
Clorox Co. (Household Products)	4,300	275,802
Kimberly-Clark Corp. (Household Products)	9,975	627,228
Procter & Gamble Co. / The (Household Products)	5,260	332,800
Altria Group, Inc. (Tobacco)	25,720	527,774
Lorillard, Inc. (Tobacco)	4,200	316,008
Philip Morris International, Inc. (Tobacco)	11,735	612,098
Reynolds American, Inc. (Tobacco)	8,710	470,166

		4,414,522

ENERGY - 15.0%
BP PLC - ADR (Oil, Gas & Consumable Fuels)	12,430	709,380
Chevron Corp. (Oil, Gas & Consumable Fuels)	8,150	618,014
ConocoPhillips (Oil, Gas & Consumable Fuels)	8,905	455,669
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels) (a)	26,620	733,857
Total S.A. (Oil, Gas & Consumable Fuels) (a)	11,520	668,601

		3,185,521

FINANCIALS - 10.6%
Arthur J. Gallagher & Co. (Insurance)	8,800	216,040
Cincinnati Financial Corp. (Insurance)	7,500	216,750
Mercury General Corp. (Insurance)	5,200	227,344
HCP, Inc. (Real Estate Investment Trusts)	9,700	320,100
Health Care REIT, Inc. (Real Estate Investment Trusts)	6,600	298,518
National Retail Properties, Inc. (Real Estate Investment Trusts)	9,300	212,319
Nationwide Health Properties, Inc. (Real Estate Investment Trusts)	6,000	210,900
Realty Income Corp. (Real Estate Investment Trusts)	11,600	356,004
Senior Housing Properties Trust (Real Estate Investment Trusts)	9,500	210,425

		2,268,400

HEALTH CARE - 16.1%
Abbott Laboratories (Pharmaceuticals)	7,150	376,662
AstraZeneca PLC (Pharmaceuticals) (a)	8,500	378,979
Bristol-Myers Squibb Co. (Pharmaceuticals)	27,675	738,923
Eli Lilly & Co. (Pharmaceuticals)	17,500	633,850
GlaxoSmithKline PLC (Pharmaceuticals) (a)	24,805	476,125
Johnson & Johnson (Pharmaceuticals)	7,360	479,872
Merck & Co., Inc. (Pharmaceuticals)	8,920	333,162

		3,417,573

INDUSTRIALS - 0.8%
Waste Management, Inc. (Commercial Svs. & Supplies)	4,900	168,707

		168,707

TELECOMMUNICATION SERVICES - 19.8%
AT&T, Inc. (Diversified Telecom. Svs.)	28,500	736,440
BCE, Inc. (Diversified Telecom. Svs.)	23,280	684,200
CenturyTel, Inc. (Diversified Telecom. Svs.)	10,825	383,855
Deutsche Telekom AG (Diversified Telecom. Svs.) (a)	21,795	294,533
France Telecom SA (Diversified Telecom. Svs.) (a)	17,745	425,043
Telefonica SA (Diversified Telecom. Svs.) (a)	16,300	386,223
Verizon Communications, Inc. (Diversified Telecom. Svs.)	21,620	670,652
Windstream Corp. (Diversified Telecom. Svs.)	21,405	233,100

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 99.3%	Shares	Value

Vodafone Group PLC - ADR (Wireless Telecom. Svs.)	16,970	395,231

		4,209,277

UTILITIES - 13.5%
Duke Energy Corp. (Electric Utilities)	26,720	436,070
Progress Energy, Inc. (Electric Utilities)	8,990	353,846
Southern Co. (Electric Utilities)	18,560	615,450
AGL Resources, Inc. (Gas Utilities)	8,310	321,182
Dominion Resources, Inc. (Multi-Utilities)	15,825	650,566
NSTAR (Multi-Utilities)	5,200	184,184
SCANA Corp. (Multi-Utilities)	8,575	322,334

		2,883,632

Total Common Stocks (Cost $20,916,220)		$21,149,780

Money Market Funds - 0.3%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	64,000	$64,000

Total Money Market Funds (Cost $64,000)		$64,000

Total Investments - 99.6% (Cost $20,980,220) (b)		$21,213,780
Other Assets in Excess of Liabilities - 0.4%		78,519

Net Assets - 100.0%		$21,292,299

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $3,676,892 or 17.3% of the Portfolio’s net assets. Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Corporate Bonds - 97.2%	Rate	Maturity	Face Amount	Value

CONSUMER DISCRETIONARY - 30.5%
American Axle & Manufacturing Holdings, Inc. (Auto Components) (b)	9.250%	01/15/2017	$75,000	$80,437
ArvinMeritor, Inc. (Auto Components)	10.625%	03/15/2018	275,000	286,000
Hawk Corp. (Auto Components)	8.750%	11/01/2014	100,000	100,500
Lear Corp. (Auto Components)	7.875%	03/15/2018	75,000	76,219
Lear Corp. (Auto Components)	8.125%	03/15/2020	75,000	76,594
Tenneco, Inc. (Auto Components)	8.625%	11/15/2014	1,000,000	1,020,000
TRW Automotive, Inc. (Auto Components) (b)	8.875%	12/01/2017	425,000	442,531
United Components, Inc. (Auto Components)	9.375%	06/15/2013	925,000	934,250
Affinia Group, Inc. (Automobiles) (b)	10.750%	08/15/2016	550,000	602,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Automobiles) (b)	9.625%	03/15/2018	125,000	131,250
Motors Liquidation Co. (Acquired 12/20/2006 through 04/02/2008, Cost $892,369) (Automobiles) (a)(d)	7.400%	09/01/2025	1,100,000	401,500
Yonkers Racing Corp. (Automobiles) (b)	11.375%	07/15/2016	350,000	379,750
Baker & Taylor, Inc. (Distributors) (b)	11.500%	07/01/2013	400,000	214,000
McJunkin Red Man Corp. (Distributors) (b)	9.500%	12/15/2016	1,075,000	1,103,219
Knowledge Learning Corp. (Diversified Consumer Services) (b)	7.750%	02/01/2015	800,000	780,000
American Casino & Entertainment Properties (Hotels, Restaurants & Leisure)	11.000%	06/15/2014	550,000	518,375
Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure)	9.250%	06/01/2014	775,000	815,688
Dave & Busters, Inc. (Hotels, Restaurants & Leisure)	11.250%	03/15/2014	450,000	474,750
Great Canadian Gaming Corp. (Hotels, Restaurants & Leisure) (b)	7.250%	02/15/2015	675,000	671,625
Harrah’s Operating Co., Inc. (Hotels, Restaurants & Leisure)	11.250%	06/01/2017	825,000	893,063
Herbst Gaming, Inc. (Acquired 11/05/2004 through 01/03/2008, Cost $353,611) (Hotels, Restaurants & Leisure) (a)(d)(e)	7.000%	11/15/2014	375,000	2,250
Indianapolis Downs LLC / Indiana Downs Capital Corp. (Hotels, Restaurants & Leisure) (b)	11.000%	11/01/2012	725,000	485,750
Indianapolis Downs LLC / Indiana Downs Capital Corp. (Hotels, Restaurants & Leisure) (b)	15.500%	11/01/2013	101,133	20,732
Jacobs Entertainment, Inc. (Hotels, Restaurants & Leisure)	9.750%	06/15/2014	625,000	590,625
MGM Mirage, Inc. (Hotels, Restaurants & Leisure)	8.375%	02/01/2011	200,000	200,500
MGM Mirage, Inc. (Hotels, Restaurants & Leisure)	13.000%	11/15/2013	150,000	175,500
MGM Mirage, Inc. (Hotels, Restaurants & Leisure)	5.875%	02/27/2014	525,000	444,937
MGM Mirage, Inc. (Hotels, Restaurants & Leisure) (b)	10.375%	05/15/2014	50,000	55,375
MGM Mirage, Inc. (Hotels, Restaurants & Leisure)	7.500%	06/01/2016	1,375,000	1,151,562
MGM Mirage, Inc. (Hotels, Restaurants & Leisure) (b)	11.125%	11/15/2017	175,000	197,750
MGM Mirage, Inc. (Hotels, Restaurants & Leisure) (b)	11.375%	03/01/2018	425,000	412,250
NPC International, Inc. (Hotels, Restaurants & Leisure)	9.500%	05/01/2014	900,000	900,000
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	6.750%	03/01/2015	425,000	420,219
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure) (b)	8.750%	08/15/2019	225,000	229,500
Peninsula Gaming LLC (Hotels, Restaurants & Leisure) (b)	8.375%	08/15/2015	250,000	250,625
Peninsula Gaming LLC (Hotels, Restaurants & Leisure) (b)	10.750%	08/15/2017	575,000	552,000
San Pasqual Casino (Hotels, Restaurants & Leisure) (b)	8.000%	09/15/2013	350,000	334,250
Seminole Hard Rock Entertainment, Inc. (Hotels, Restaurants & Leisure) (b)(c)	2.757%	03/15/2014	475,000	425,125
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure) (b)	7.804%	10/01/2020	550,000	513,183
Shingle Springs Tribal Gaming Authority (Hotels, Restaurants & Leisure) (b)	9.375%	06/15/2015	450,000	375,750
Tunica-Biloxi Gaming Authority (Hotels, Restaurants & Leisure) (b)	9.000%	11/15/2015	475,000	453,625
Universal City Development Partners, Ltd. (Hotels, Restaurants & Leisure) (b)	8.875%	11/15/2015	550,000	556,875
Universal City Development Partners, Ltd. (Hotels, Restaurants & Leisure) (b)	10.875%	11/15/2016	525,000	551,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure)	6.625%	12/01/2014	500,000	501,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure) (b)	7.875%	11/01/2017	425,000	434,563
Jarden Corp. (Household Durables)	8.000%	05/01/2016	225,000	236,812
Jarden Corp. (Household Durables)	7.500%	05/01/2017	725,000	738,594
Libbey Glass, Inc. (Household Durables) (b)	10.000%	02/15/2015	200,000	211,500
Norcraft Companies LP / Norcraft Finance Corp. (Household Durables) (b)	10.500%	12/15/2015	625,000	662,500
Norcraft Holdings LP / Norcraft Capital Corp. (Household Durables)	9.750%	09/01/2012	182,000	173,810
Sealy Mattress Co. (Household Durables)	8.250%	06/15/2014	975,000	979,875
Sealy Mattress Co. (Household Durables) (b)	10.875%	04/15/2016	337,000	379,125
Simmons Bedding Co. (Household Durables) (b)	11.250%	07/15/2015	475,000	520,125
Easton-Bell Sports, Inc. (Leisure Equipment & Products) (b)	9.750%	12/01/2016	450,000	475,875
Visant Corp. (Leisure Equipment & Products)	7.625%	10/01/2012	1,225,000	1,234,187
Visant Holding Corp. (Leisure Equipment & Products)	8.750%	12/01/2013	1,325,000	1,364,750
Visant Holding Corp. (Leisure Equipment & Products)	10.250%	12/01/2013	550,000	569,250
AAC Group Holding Corp. (Media) (b)	10.250%	10/01/2012	625,000	627,344
Affinity Group Holding, Inc. (Media)	10.875%	02/15/2012	225,490	91,323
Affinity Group Inc. (Media)	9.000%	02/15/2012	450,000	317,250
American Achievement Corp. (Media) (b)	8.250%	04/01/2012	425,000	422,875
American Achievement Group Holding Corp. (Media)	12.750%	10/01/2012	161,208	144,281
Belo Corp. (Media)	8.000%	11/15/2016	50,000	52,375
CCH II LLC / CCH II Capital Corp. (Media)	13.500%	11/30/2016	371,692	448,818
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	8.750%	11/15/2013	925,000	952,750
Cinemark USA, Inc. (Media)	8.625%	06/15/2019	575,000	608,781
CSC Holdings LLC (Media) (b)	8.500%	04/15/2014	125,000	133,750
CSC Holdings LLC (Media)	7.875%	02/15/2018	150,000	158,250
DISH DBS Corp. (Media)	6.625%	10/01/2014	850,000	858,500
Fox Acquisition Sub. LLC (Media) (b)	13.375%	07/15/2016	575,000	549,844
Intelsat Intermediate Holding Co. S.A. (Media)	9.500%	02/01/2015	1,650,000	1,716,000
Intelsat Jackson Holdings S.A. (Media)	11.250%	06/15/2016	2,025,000	2,202,187
Intelsat Jackson Holdings S.A. (Media) (b)	8.500%	11/01/2019	275,000	290,125
Interpublic Group of Companies, Inc. (Media)	10.000%	07/15/2017	700,000	795,375
Kabel Deutschland Holding AG (Media)	10.625%	07/01/2014	650,000	684,937
Lamar Media Corp. (Media)	7.250%	01/01/2013	50,000	50,625

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Corporate Bonds - 97.2%	Rate	Maturity	Face Amount	Value

Lamar Media Corp. (Media)	9.750%	04/01/2014	175,000	192,062
Lamar Media Corp. (Media)	6.625%	08/15/2015	375,000	362,344
Lamar Media Corp. (Media)	6.625%	08/15/2015	575,000	555,594
MDC Partners, Inc. (Media) (b)	11.000%	11/01/2016	675,000	733,219
MediMedia USA, Inc. (Media) (b)	11.375%	11/15/2014	775,000	651,000
Nexstar Broadcasting, Inc. (Media)	7.000%	01/15/2014	225,000	183,375
Nexstar Broadcasting, Inc. (Media) (b)(f)	0.500%	01/15/2014	431,188	351,418
Nielsen Finance LLC / Nielsen Finance Co. (Media)	11.625%	02/01/2014	450,000	510,750
Nielsen Finance LLC / Nielsen Finance Co. (Media)	11.500%	05/01/2016	400,000	454,000
Nielsen Finance LLC / Nielsen Finance Co. (Media)	12.500%	08/01/2016	650,000	620,750
Quebecor Media, Inc. (Media)	7.750%	03/15/2016	450,000	457,875
Rainbow National Services LLC (Media) (b)	10.375%	09/01/2014	639,000	676,541
Regal Cinemas Corp. (Media)	8.625%	07/15/2019	225,000	237,937
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Media) (b)	7.750%	10/15/2016	1,100,000	1,135,750
Sirius XM Radio, Inc. (Media) (b)	8.750%	04/01/2015	450,000	450,563
Sitel LLC / Sitel Finance Corp. (Media) (b)	11.500%	04/01/2018	800,000	810,000
TruVo Subsidiary Corp. (Acquired 11/30/2004 through 04/11/2008, Cost $446,476) (Media) (b)(e)	8.375%	12/01/2014	475,000	30,875
Umbrella Acquisition, Inc. (Media) (b)	9.750%	03/15/2015	520,658	451,671
Univision Communications Inc. (Media) (b)	12.000%	07/01/2014	75,000	82,500
Videotron Ltee (Media)	9.125%	04/15/2018	200,000	223,250
Virgin Media Finance PLC (Media)	9.500%	08/15/2016	1,025,000	1,124,938
XM Satellite Radio, Inc. (Media) (b)	11.250%	06/15/2013	125,000	135,938
XM Satellite Radio, Inc. (Media) (b)	13.000%	08/01/2014	575,000	650,469
Dollar General Corp. (Multiline Retail)	11.875%	07/15/2017	635,000	742,950
J.C. Penney Corp. Inc. (Multiline Retail)	7.400%	04/01/2037	125,000	125,625
Macy’s Retail Holdings, Inc. (Multiline Retail)	6.650%	07/15/2024	175,000	166,250
Macy’s Retail Holdings, Inc. (Multiline Retail)	7.000%	02/15/2028	100,000	93,000
Macy’s Retail Holdings, Inc. (Multiline Retail)	6.900%	04/01/2029	125,000	119,375
Macy’s Retail Holdings, Inc. (Multiline Retail)	6.900%	01/15/2032	50,000	46,625
QVC, Inc. (Multiline Retail) (b)	7.125%	04/15/2017	200,000	202,250
QVC, Inc. (Multiline Retail) (b)	7.500%	10/01/2019	525,000	538,125
Toys “R” Us Property Co. I LLC (Multiline Retail) (b)	10.750%	07/15/2017	1,025,000	1,148,000
Limited Brands, Inc. (Specialty Retail)	8.500%	06/15/2019	525,000	588,000
NBC Acquisition Corp. (Specialty Retail)	11.000%	03/15/2013	325,000	293,313
Nebraska Book Co, Inc. (Specialty Retail)	10.000%	12/01/2011	525,000	544,687
Nebraska Book Co., Inc. (Specialty Retail)	8.625%	03/15/2012	750,000	714,375
Penske Auto Group, Inc. (Specialty Retail)	7.750%	12/15/2016	725,000	701,437
Sally Holdings LLC / Salley Capital, Inc. (Specialty Retail)	10.500%	11/15/2016	1,250,000	1,368,750
Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods)	7.250%	02/15/2011	150,000	151,125
Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods)	8.125%	05/01/2013	450,000	459,563

				57,975,509

CONSUMER STAPLES - 5.8%
General Nutrition Centers, Inc. (Food & Staples Retailing) (c)	4.893%	03/15/2014	925,000	879,906
General Nutrition Centers, Inc. (Food & Staples Retailing)	10.750%	03/15/2015	100,000	102,500
B&G Foods, Inc. (Food Products)	7.625%	01/15/2018	525,000	536,156
Dean Foods Co. (Food Products)	7.000%	06/01/2016	1,075,000	1,058,875
Del Monte Corp. (Food Products) (b)	7.500%	10/15/2019	300,000	316,125
M-Foods Holdings Inc. (Food Products) (b)	9.750%	10/01/2013	425,000	441,469
Michael Foods, Inc. (Food Products)	8.000%	11/15/2013	550,000	567,875
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)	9.250%	04/01/2015	725,000	746,750
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products) (b)	9.250%	04/01/2015	150,000	154,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)	10.625%	04/01/2017	425,000	451,563
Reddy Ice Corp. (Food Products) (b)	11.250%	03/15/2015	425,000	448,375
Reddy Ice Corp. (Food Products) (b)	13.250%	11/01/2015	829,000	855,942
Smithfield Foods, Inc. (Food Products)	7.750%	05/15/2013	350,000	355,250
Smithfield Foods, Inc. (Food Products) (b)	10.000%	07/15/2014	525,000	588,000
Smithfield Foods, Inc. (Food Products)	7.750%	07/01/2017	325,000	320,938
TreeHouse Foods, Inc. (Food Products)	7.750%	03/01/2018	525,000	546,000
Central Garden & Pet Co. (Household Products)	8.250%	03/01/2018	800,000	815,000
Diversey Holdings, Inc. (Household Products) (b)	10.500%	05/15/2020	650,000	711,750
Diversey, Inc. (Household Products) (b)	8.250%	11/15/2019	175,000	182,000
Spectrum Brands, Inc. (Household Products)	12.000%	08/28/2019	927,500	987,787

				11,066,761

ENERGY - 7.4%
Basic Energy Services, Inc. (Energy Equipment & Services)	7.125%	04/15/2016	375,000	328,125
CGG-Veritas (Energy Equipment & Services)	9.500%	05/15/2016	400,000	430,000
CGG-Veritas (Energy Equipment & Services)	7.750%	05/15/2017	375,000	376,875
Complete Production Services, Inc. (Energy Equipment & Services)	8.000%	12/15/2016	225,000	223,875
Crosstex Energy / Crosstex Energy Finance Corp. (Energy Equipment & Services) (b)	8.875%	02/15/2018	825,000	854,906
Aquilex Holdings LLC / Aquilex Finance Corp. (Oil, Gas & Consumable Fuels) (b)	11.125%	12/15/2016	425,000	459,000
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.500%	09/15/2013	325,000	330,688
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.875%	01/15/2016	675,000	669,938
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.875%	11/15/2020	425,000	415,437
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.500%	02/15/2015	325,000	355,062
Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) (b)	10.875%	04/01/2017	450,000	448,875
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	9.750%	03/01/2016	125,000	138,125
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	8.250%	02/15/2020	275,000	292,875
Forest Oil Corp. (Oil, Gas & Consumable Fuels)	7.250%	06/15/2019	450,000	454,500
Forest Oil Corp. (Oil, Gas & Consumable Fuels)	8.500%	02/15/2014	100,000	106,000
Hilcorp Energy I LP / Hilcorp Finance Co. (Oil, Gas & Consumable Fuels) (b)	7.750%	11/01/2015	400,000	397,000
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	6.250%	03/01/2015	900,000	864,000
Inergy LP / Inergy Finance Corp. (Oil, Gas & Consumable Fuels)	6.875%	12/15/2014	625,000	628,125
Inergy LP / Inergy Finance Corp. (Oil, Gas & Consumable Fuels)	8.750%	03/01/2015	425,000	446,781

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Corporate Bonds - 97.2%	Rate	Maturity	Face Amount	Value

Linn Energy LLC (Oil, Gas & Consumable Fuels) (b)	11.750%	05/15/2017	200,000	228,000
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) (b)	8.625%	04/15/2020	575,000	577,156
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)	8.750%	04/15/2018	850,000	876,563
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) (b)	8.875%	03/15/2018	800,000	822,000
Petroplus Finance Ltd. (Oil, Gas & Consumable Fuels) (b)	6.750%	05/01/2014	200,000	181,000
Petroplus Finance Ltd. (Oil, Gas & Consumable Fuels) (b)	7.000%	05/01/2017	225,000	194,625
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	6.875%	05/01/2018	300,000	301,332
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)	7.000%	03/15/2017	125,000	123,750
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)	7.750%	06/15/2015	600,000	611,250
Range Resources Corp. (Oil, Gas & Consumable Fuels)	6.375%	03/15/2015	100,000	101,000
Range Resources Corp. (Oil, Gas & Consumable Fuels)	7.500%	05/15/2016	150,000	155,250
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)	8.375%	12/15/2013	575,000	599,438
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels) (b)	9.375%	06/01/2016	250,000	266,250
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) (b)	8.000%	06/01/2018	250,000	238,750
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) (b)	9.875%	05/15/2016	100,000	103,250
Southern Star Central Corp. (Oil, Gas & Consumable Fuels)	6.750%	03/01/2016	225,000	228,656
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	7.500%	02/01/2018	150,000	163,500
Teekay Corp. (Oil, Gas & Consumable Fuels)	8.500%	01/15/2020	100,000	105,000

				14,096,957

FINANCIALS - 9.3%
Nuveen Investments, Inc. (Capital Markets)	10.500%	11/15/2015	1,375,000	1,340,625
Reliance Intermediate Holdings LP (Capital Markets) (b)	9.500%	12/15/2019	550,000	584,375
Ford Motor Credit Co. LLC (Consumer Finance)	9.875%	08/10/2011	500,000	530,459
Ford Motor Credit Co. LLC (Consumer Finance)	7.250%	10/25/2011	875,000	904,985
Ford Motor Credit Co. LLC (Consumer Finance) (c)	3.001%	01/13/2012	550,000	534,875
Ford Motor Credit Co. LLC (Consumer Finance)	7.500%	08/01/2012	400,000	414,412
Ford Motor Credit Co. LLC (Consumer Finance)	8.000%	06/01/2014	450,000	474,157
Ford Motor Credit Co. LLC (Consumer Finance)	8.000%	12/15/2016	1,350,000	1,424,232
Ford Motor Credit Co. LLC (Consumer Finance)	8.125%	01/15/2020	150,000	157,612
GMAC, Inc. (Consumer Finance)	6.875%	09/15/2011	2,147,000	2,192,624
GMAC, Inc. (Consumer Finance)	7.000%	02/01/2012	625,000	642,187
GMAC, Inc. (Consumer Finance) (b)	8.300%	02/12/2015	525,000	552,563
GMAC, Inc. (Consumer Finance) (b)	8.000%	03/15/2020	375,000	385,313
GMAC, Inc. (Consumer Finance)	8.000%	11/01/2031	260,000	249,600
CIT Group Funding Co. of Delaware LLC (Diversifed Financial Services)	10.250%	05/01/2017	1,300,000	1,348,750
CIT Group, Inc. (Diversified Financial Services)	7.000%	05/01/2017	1,150,000	1,063,750
Express LLC / Express Finance Corp. (Diversifed Financial Services) (b)	8.750%	03/01/2018	550,000	563,750
International Lease Finance Corp. (Diversifed Financial Services) (b)	8.625%	09/15/2015	450,000	461,140
International Lease Finance Corp. (Diversifed Financial Services) (b)	8.750%	03/15/2017	975,000	999,895
Midwest Gaming Borrower LLC / Midwest Financial Corp. (Diversifed Financial Services) (b)	11.625%	04/15/2016	200,000	197,882
Host Hotels & Resorts LP (Real Estate Investment Trusts)	7.125%	11/01/2013	325,000	332,313
Host Hotels & Resorts LP (Real Estate Investment Trusts)	6.875%	11/01/2014	250,000	253,750
Host Hotels & Resorts LP (Real Estate Investment Trusts)	6.375%	03/15/2015	175,000	174,563
Host Hotels & Resorts LP (Real Estate Investment Trusts)	6.750%	06/01/2016	100,000	100,750
Ventas Realty LP / Ventas Capital Corp. (Real Estate Investment Trusts)	7.125%	06/01/2015	100,000	103,885
Ventas Realty LP / Ventas Capital Corp. (Real Estate Investment Trusts)	6.500%	06/01/2016	225,000	230,213
Ventas Realty LP / Ventas Capital Corp. (Real Estate Investment Trusts)	6.500%	06/01/2016	325,000	332,531
Ventas Realty LP / Ventas Capital Corp. (Real Estate Investment Trusts)	6.750%	04/01/2017	375,000	385,544
Icahn Enterprises LP / Icahn Enterprises Finance Corp. (Real Estate Management & Development) (b)	8.000%	01/15/2018	775,000	750,781

				17,687,516

HEALTH CARE - 9.9%
Accellent, Inc. (Health Care Equipment & Supplies)	10.500%	12/01/2013	450,000	459,000
Bausch & Lomb, Inc. (Health Care Equipment & Supplies)	9.875%	11/01/2015	750,000	796,875
Biomet, Inc. (Health Care Equipment & Supplies)	10.375%	10/15/2017	75,000	82,875
Biomet, Inc. (Health Care Equipment & Supplies)	11.625%	10/15/2017	1,675,000	1,884,375
Inverness Medical Innovations Inc. (Health Care Equipment & Supplies)	7.875%	02/01/2016	525,000	516,469
Inverness Medical Innovations Inc. (Health Care Equipment & Supplies)	9.000%	05/15/2016	500,000	511,250
VWR Funding, Inc. (Health Care Equipment & Supplies)	10.250%	07/15/2015	1,204,843	1,283,158
AMR HoldCo, Inc. / EmCare HoldCo, Inc. (Health Care Providers & Services)	10.000%	02/15/2015	625,000	659,766
BioScrip, Inc. (Health Care Providers & Services) (b)	10.250%	10/01/2015	150,000	153,375
CRC Health Corp. (Health Care Providers & Services)	10.750%	02/01/2016	550,000	499,125
Fresenius US Finance II, Inc. (Health Care Providers & Services) (b)	9.000%	07/15/2015	325,000	364,000
HCA, Inc. (Health Care Providers & Services)	9.250%	11/15/2016	550,000	586,094
HCA, Inc. (Health Care Providers & Services)	9.625%	11/15/2016	3,051,516	3,276,565
HCA, Inc. (Health Care Providers & Services) (b)	9.875%	02/15/2017	225,000	246,375
HCA, Inc. (Health Care Providers & Services) (b)	7.875%	02/15/2020	275,000	288,578
HCA, Inc. (Health Care Providers & Services)	7.500%	11/06/2033	225,000	196,875
National Mentor Holdings, Inc. (Health Care Providers & Services)	11.250%	07/01/2014	625,000	626,562
Omnicare, Inc. (Health Care Providers & Services)	6.875%	12/15/2015	775,000	764,344
Psychiatric Solutions, Inc. (Health Care Providers & Services) (b)	7.750%	07/15/2015	75,000	76,781
United Surgical Partners International, Inc. (Health Care Providers & Services)	9.250%	05/01/2017	875,000	910,000
Universal Hospital Services, Inc. (Health Care Providers & Services) (c)	3.859%	06/01/2015	150,000	128,625
Universal Hospital Services, Inc. (Health Care Providers & Services)	8.500%	06/01/2015	775,000	775,000
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. (Health Care Providers & Services) (b)	8.000%	02/01/2018	950,000	928,625
Viant Holdings, Inc. (Health Care Providers & Services) (b)	10.125%	07/15/2017	850,000	852,125
Yankee Acquisition Corp. (Health Care Providers & Services)	8.500%	02/15/2015	200,000	207,000
Yankee Acquisition Corp. (Health Care Providers & Services)	9.750%	02/15/2017	1,150,000	1,193,125
Bio-Rad Laboratories, Inc. (Life Sciences Tools & Services)	6.125%	12/15/2014	275,000	279,125
Bio-Rad Laboratories, Inc. (Life Sciences Tools & Services)	8.000%	09/15/2016	300,000	321,000

				18,867,067

INDUSTRIALS - 12.1%
Alliant Techsystems, Inc. (Aerospace & Defense)	6.750%	04/01/2016	500,000	505,000

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Corporate Bonds - 97.2%	Rate	Maturity	Face Amount	Value

Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. (Aerospace & Defense)	9.750%	04/01/2017	200,000	144,500
L-3 Communications Corp. (Aerospace & Defense)	6.125%	07/15/2013	425,000	433,500
L-3 Communications Corp. (Aerospace & Defense)	6.125%	01/15/2014	700,000	715,750
L-3 Communications Corp. (Aerospace & Defense)	6.375%	10/15/2015	225,000	232,031
Sequa Corporation (Aerospace & Defense) (b)	11.750%	12/01/2015	300,000	301,500
Sequa Corporation (Aerospace & Defense) (b)	13.500%	12/01/2015	183,054	187,631
TransDigm, Inc. (Aerospace & Defense) (b)	7.750%	07/15/2014	225,000	231,750
TransDigm, Inc. (Aerospace & Defense)	7.750%	07/15/2014	450,000	462,375
CEVA Group PLC (Air Freight & Logistics) (b)	11.625%	10/01/2016	300,000	321,750
Building Materials Corp. of America (Building Materials) (b)	7.500%	03/15/2020	225,000	225,562
Goodman Global Group, Inc. (Building Products) (b)	0.000%	12/15/2014	775,000	457,250
Goodman Global, Inc. (Building Products)	13.500%	02/15/2016	350,000	392,875
Nortek, Inc. (Building Products)	11.000%	12/01/2013	400,000	431,000
Ply Gem Industries, Inc. (Building Products)	11.750%	06/15/2013	325,000	344,500
Altegrity, Inc. (Commercial Services & Supplies) (b)	10.500%	11/01/2015	425,000	401,625
Altegrity, Inc. (Commercial Services & Supplies) (b)	11.750%	05/01/2016	425,000	380,375
ARAMARK Corp. (Commercial Services & Supplies) (c)	3.749%	02/01/2015	250,000	233,750
ARAMARK Corp. (Commercial Services & Supplies)	8.500%	02/01/2015	900,000	924,750
Browning-Ferris Industries, Inc. (Commercial Services & Supplies)	9.250%	05/01/2021	225,000	276,136
Garda World Security Corp. (Commercial Services & Supplies) (b)	9.750%	03/15/2017	450,000	462,937
Global Cash Access, Inc. / Global Cash Finance Corp. (Commercial Services & Supplies)	8.750%	03/15/2012	650,000	654,063
KAR Auction Services, Inc. (Commercial Services & Supplies)	8.750%	05/01/2014	1,000,000	1,025,000
KAR Auction Services, Inc. (Commercial Services & Supplies)	10.000%	05/01/2015	17,000	17,935
Maxim Crane Works LP (Commercial Services & Supplies) (b)	12.250%	04/15/2015	400,000	389,160
RSC Equipment Rental, Inc. (Commercial Services & Supplies)	9.500%	12/01/2014	600,000	597,000
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Services & Supplies) (b)	10.000%	07/15/2017	175,000	186,375
SGS International, Inc. (Commercial Services & Supplies)	12.000%	12/15/2013	900,000	950,625
West Corp. (Commercial Services & Supplies)	9.500%	10/15/2014	1,150,000	1,187,375
West Corp. (Commercial Services & Supplies)	11.000%	10/15/2016	1,000,000	1,065,000
Baldor Electric Co. (Electrical Equipment)	8.625%	02/15/2017	875,000	929,688
Belden, Inc. (Electrical Equipment)	7.000%	03/15/2017	450,000	445,500
Belden, Inc. (Electrical Equipment) (b)	9.250%	06/15/2019	200,000	214,500
General Cable Corp. (Electrical Equipment) (c)	2.626%	04/01/2015	325,000	293,312
General Cable Corp. (Electrical Equipment)	7.125%	04/01/2017	600,000	597,750
Sensus USA, Inc. (Electrical Equipment)	8.625%	12/15/2013	525,000	538,125
Viasystems, Inc. (Electrical Equipment) (b)	12.000%	01/15/2015	375,000	407,812
ALH Finance LLC / ALH Finance Corp. (Machinery)	8.500%	01/15/2013	600,000	603,000
Amsted Industries, Inc. (Machinery) (b)	8.125%	03/15/2018	200,000	201,000
Esco Corp. (Machinery) (b)	8.625%	12/15/2013	450,000	454,500
Esco Corp. (Machinery) (b)(c)	4.132%	12/15/2013	225,000	200,813
Mueller Water Products, Inc. (Machinery)	7.375%	06/01/2017	525,000	476,438
Navistar International Corp. (Machinery)	8.250%	11/01/2021	400,000	410,000
Oshkosh Corp. (Machinery) (b)	8.250%	03/01/2017	50,000	51,875
Oshkosh Corp. (Machinery) (b)	8.500%	03/01/2020	75,000	78,000
SPX Corp. (Machinery)	7.625%	12/15/2014	550,000	578,187
Stena AB (Marine)	7.500%	11/01/2013	200,000	205,500
Stena AB (Marine)	7.000%	12/01/2016	175,000	168,437
Hertz Corp. / The (Road & Rail)	8.875%	01/01/2014	625,000	645,313
Hertz Corp. / The (Road & Rail)	10.500%	01/01/2016	300,000	323,625
Kansas City Southern Railway (Road & Rail)	13.000%	12/15/2013	225,000	268,875
Kansas City Southern Railway (Road & Rail)	8.000%	06/01/2015	250,000	260,937
American Tire Distributors, Inc. (Trading Companies & Distributors)	10.750%	04/01/2013	175,000	166,469
Interline Brands, Inc. (Trading Companies & Distributors)	8.125%	06/15/2014	400,000	414,000

				23,072,736

INFORMATION TECHNOLOGY - 5.8%
Seagate Technology HDD Holdings (Computers & Peripherals)	6.800%	10/01/2016	575,000	579,313
Seagate Technology International / Seagate Technology HDD Holdings (Computers & Peripherals) (b)	10.000%	05/01/2014	100,000	113,750
SMART Modular Technologies (WWH), Inc. (Electronic Equipment, Instruments & Components) (c)	5.751%	04/01/2012	114,000	108,585
Terremark Worldwide, Inc. (Internet Software & Services) (b)	12.250%	06/15/2017	675,000	779,625
Ceridian Corp. (IT Services)	11.250%	11/15/2015	675,000	649,688
CompuCom Systems, Inc. (IT Services) (b)	12.500%	10/01/2015	800,000	852,000
First Data Corp. (IT Services)	9.875%	09/24/2015	500,000	433,750
iPayment, Inc. (IT Services)	9.750%	05/15/2014	350,000	321,125
Lender Processing Services, Inc. (IT Services)	8.125%	07/01/2016	550,000	592,625
Stream Global Services, Inc. (IT Services) (b)	11.250%	10/01/2014	775,000	809,875
SunGard Data Systems, Inc. (IT Services)	9.125%	08/15/2013	350,000	360,500
SunGard Data Systems, Inc. (IT Services)	10.625%	05/15/2015	625,000	684,375
SunGard Data Systems, Inc. (IT Services)	10.250%	08/15/2015	1,250,000	1,320,312
Unisys Corp. (IT Services)	12.500%	01/15/2016	225,000	250,312
Freescale Semiconductor, Inc. (Semiconductor & Semiconductor Equipment)	8.875%	12/15/2014	375,000	360,000
Freescale Semiconductor, Inc. (Semiconductor & Semiconductor Equipment)	9.125%	12/15/2014	450,001	434,251
Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) (b)	8.125%	12/15/2017	725,000	750,375
Activant Solutions, Inc. (Software)	9.500%	05/01/2016	500,000	482,500
JDA Software Group, Inc. (Software) (b)	8.000%	12/15/2014	175,000	182,875
Serena Software, Inc. (Software)	10.375%	03/15/2016	525,000	514,500
SS&C Technologies, Inc. (Software)	11.750%	12/01/2013	500,000	533,125

				11,113,461

MATERIALS - 8.4%
Ashland, Inc. (Chemicals) (b)	9.125%	06/01/2017	600,000	673,500
Chemtura Corp. (Acquired 04/19/2006 and 04/11/2007, Cost $346,755) (Chemicals) (a)(d)(e)	6.875%	06/01/2016	350,000	413,000
Hexion Finance Escrow LLC / Hexion Escrow Corp. (Chemicals) (b)	8.875%	02/01/2018	600,000	594,000

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Corporate Bonds - 97.2%	Rate	Maturity	Face Amount	Value

Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC (Chemicals)	9.750%	11/15/2014	400,000	410,000
Huntsman International LLC (Chemicals) (b)	5.500%	06/30/2016	725,000	661,563
Huntsman International LLC (Chemicals) (b)	8.625%	03/15/2020	375,000	377,812
Koppers, Inc. (Chemicals) (b)	7.875%	12/01/2019	275,000	284,625
Nalco Co. (Chemicals)	8.875%	11/15/2013	1,150,000	1,190,250
Nalco Co. (Chemicals) (b)	8.250%	05/15/2017	75,000	80,062
Nalco Finance Holdings, Inc. (Chemicals)	9.000%	02/01/2014	66,000	68,310
Solutia, Inc. (Chemicals)	8.750%	11/01/2017	775,000	821,500
Solutia, Inc. (Chemicals)	7.875%	03/15/2020	150,000	152,625
Terra Capital, Inc. (Chemicals)	7.750%	11/01/2019	225,000	272,813
Union Carbide Corp. (Chemicals)	7.875%	04/01/2023	100,000	95,814
Union Carbide Corp. (Chemicals)	7.500%	06/01/2025	50,000	47,103
Ball Corp. (Containers & Packaging)	7.125%	09/01/2016	350,000	373,625
Ball Corp. (Containers & Packaging)	6.625%	03/15/2018	250,000	256,875
Berry Plastic Corp. (Containers & Packaging)	8.875%	09/15/2014	850,000	834,063
Cascades, Inc. (Containers & Packaging) (b)	7.875%	01/15/2020	150,000	151,500
Crown Americas LLC / Crown Americas Capital Corp. (Containers & Packaging)	7.750%	11/15/2015	1,050,000	1,097,250
Crown Americas LLC / Crown Americas Capital Corp. II (Containers & Packaging) (b)	7.625%	05/15/2017	75,000	78,563
Graham Packaging Co. LP / GPC Capital Corp. I (Containers & Packaging) (b)	8.250%	01/01/2017	375,000	379,687
Graphic Packaging International Corp. (Containers & Packaging)	9.500%	08/15/2013	775,000	798,250
Graphic Packaging International Corp. (Containers & Packaging)	9.500%	06/15/2017	250,000	268,125
Greif, Inc. (Containers & Packaging)	7.750%	08/01/2019	475,000	496,375
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	8.250%	05/15/2013	500,000	508,750
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	7.375%	05/15/2016	200,000	211,000
Rock-Tenn Co. (Containers & Packaging) (b)	9.250%	03/15/2016	200,000	219,000
Rock-Tenn Co. (Containers & Packaging)	9.250%	03/15/2016	250,000	273,750
Aleris International, Inc. (Acquired 12/13/2006, Cost $175,000) (Metals & Mining) (d)	9.000%	12/15/2014	175,000	1,969
Aleris International, Inc. (Acquired 12/13/2006 and 05/30/2007, Cost $256,970) (Metals & Mining) (d)	10.000%	12/15/2016	250,000	1,750
Compass Minerals International, Inc. (Metals & Mining) (b)	8.000%	06/01/2019	150,000	156,750
Teck Resources Ltd. (Metals & Mining)	10.250%	05/15/2016	825,000	985,875
Boise Paper Holdings LLC / Boise Finance Co. (Paper & Forest Products) (b)	9.000%	11/01/2017	875,000	923,125
Clearwater Paper Corp. (Paper & Forest Products) (b)	10.625%	06/15/2016	125,000	139,375
Georgia-Pacific LLC (Paper & Forest Products) (b)	8.250%	05/01/2016	900,000	985,500
NewPage Corp. (Paper & Forest Products)	11.375%	12/31/2014	250,000	250,000
PE Paper Escrow GmbH (Paper & Forest Products) (b)	12.000%	08/01/2014	375,000	424,473

				15,958,607

TELECOMMUNICATION SERVICES - 5.5%
Clear Channel Worldwide Holdings, Inc. (Diversified Telecommunication Services) (b)	9.250%	12/15/2017	75,000	78,281
Clear Channel Worldwide Holdings, Inc. (Diversified Telecommunication Services) (b)	9.250%	12/15/2017	600,000	630,000
GXS Worldwide Inc. (Diversified Telecommunication Services) (b)	9.750%	06/15/2015	850,000	822,375
Inmarsat Finance PLC (Diversified Telecommunication Services) (b)	7.375%	12/01/2017	175,000	182,875
SBA Telecommunications, Inc. (Diversified Telecommunication Services) (b)	8.000%	08/15/2016	325,000	343,688
SBA Telecommunications, Inc. (Diversified Telecommunication Services) (b)	8.250%	08/15/2019	125,000	133,750
Sorenson Communications, Inc. (Diversified Telecommunication Services) (b)	10.500%	02/01/2015	425,000	412,250
tw telecom holdings, inc. (Diversified Telecommunication Services) (b)	8.000%	03/01/2018	75,000	77,063
Wind Acquisition Finance S.A. (Diversified Telecommunication Services) (b)	11.750%	07/15/2017	525,000	582,750
Digicel Group Ltd. (Wireless Telecommunication Services) (b)	8.875%	01/15/2015	425,000	419,688
Digicel Group Ltd. (Wireless Telecommunication Services) (b)	9.125%	01/15/2015	487,000	485,783
Digicel Ltd. (Wireless Telecommunication Services) (b)	12.000%	04/01/2014	650,000	739,375
Digicel Ltd. (Wireless Telecommunication Services) (b)	8.250%	09/01/2017	375,000	373,125
MetroPCS Wireless, Inc. (Wireless Telecommunication Services)	9.250%	11/01/2014	125,000	127,812
MetroPCS Wireless, Inc. (Wireless Telecommunication Services)	9.250%	11/01/2014	1,200,000	1,233,000
Nextel Communications, Inc. (Wireless Telecommunication Services)	7.375%	08/01/2015	1,200,000	1,146,000
Sprint Capital Corp. (Wireless Telecommunication Services)	6.900%	05/01/2019	1,850,000	1,702,000
Sprint Nextel Corp. (Wireless Telecommunication Services)	6.000%	12/01/2016	725,000	657,937
Sprint Nextel Corp. (Wireless Telecommunication Services)	8.375%	08/15/2017	325,000	328,250

				10,476,002

UTILITIES - 2.5%
Edison Mission Energy (Electric Utilities)	7.750%	06/15/2016	250,000	183,750
Edison Mission Energy (Electric Utilities)	7.000%	05/15/2017	500,000	351,250
NV Energy, Inc. (Electric Utilities)	6.750%	08/15/2017	425,000	433,389
Texas Competitive Electric Holdings Co. LLC (Electric Utilities)	10.250%	11/01/2015	250,000	175,000
Texas Competitive Electric Holdings Co. LLC (Electric Utilities)	10.250%	11/01/2015	850,000	595,000
AmeriGas Partners LP (Gas Utilities)	7.250%	05/20/2015	425,000	433,500
AmeriGas Partners LP / AmeriGas Eagle Finance Corp. (Gas Utilities)	7.125%	05/20/2016	400,000	406,000
Suburban Propane Partners LP / Suburban Finance Corp. (Gas Utilities)	7.375%	03/15/2020	200,000	204,250
Dynegy Holdings, Inc. (Independent Power Producers & Energy Traders)	7.750%	06/01/2019	650,000	494,000
Energy Future Holdings Corp. (Independent Power Producers & Energy Traders)	10.875%	11/01/2017	100,000	74,750
NRG Energy, Inc. (Independent Power Producers & Energy Traders)	7.250%	02/01/2014	175,000	176,750
NRG Energy, Inc. (Independent Power Producers & Energy Traders)	7.375%	02/01/2016	775,000	771,125
NRG Energy, Inc. (Independent Power Producers & Energy Traders)	7.375%	01/15/2017	200,000	198,500
FPL Energy National Wind Portfolio LLC (Multi-Utilities) (b)	6.125%	03/25/2019	235,181	226,660

				4,723,924

Total Corporate Bonds (Cost $177,175,531)				$185,038,540

Convertible Bonds - 0.4%	Rate	Maturity	Face Amount	Value

INDUSTRIALS - 0.4%
School Specialty, Inc. (Professional Services)	3.750%	08/01/2023	$550,000	$552,750
School Specialty, Inc. (Professional Services)	3.750%	11/30/2026	225,000	215,156

Total Convertible Bonds (Cost $659,419)				$767,906

Preferred Stocks - 0.1%			Shares	Value

FINANCIALS - 0.1%
GMAC, Inc. (Consumer Finance) (b)			346	$263,760

Total Preferred Stocks (Cost $0)				$263,760

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 0.2%	Shares	Value

CONSUMER DISCRETIONARY - 0.2%
Dex One Corp. (Media) (a)	10,401	$290,396
SuperMedia, Inc. (Media) (a)	493	20,164

Total Common Stocks (Cost $1,901,303)		$310,560

Other - 0.0%	Shares	Value

SuperMedia, Inc. Litigation Trust Interests (a)	625,000	$6,250

Total Other (Cost $0)		$6,250

Money Market Funds - 1.4%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	2,707,000	$2,707,000

Total Money Market Funds (Cost $2,707,000)		$2,707,000

Total Investments (Cost $182,443,253) - 99.3% (g)		$189,094,016
Other Assets in Excess of Liabilities - 0.7%		1,374,333

Net Assets - 100.0%		$190,468,349

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2010 the value of these securities totaled $58,993,451 or 31.0% of the Portfolio’s net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)	Security is a variable rate instrument in which the coupon rate is adjusted monthly, quarterly, or semi-annually in concert with U.S. LIBOR or Consumer Price Index. Interest rates stated are those in effect at March 31, 2010.

(d)	Represents a security that is in default. Unless otherise noted by (e) below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(e)	Represents a security deemed to be illiquid. At March 31, 2010, the value of illiquid securities in the Portfolio totaled $446,125 or 0.2% of the Portfolio’s net assets.

(f)	Rate for this security is considered a Payment-In-Kind interest rate. This interest rate is in effect until 01/15/2011, thereafter paying in cash only at 7.000%.

(g)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these schedule of investments.

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 100.3%	Shares	Value

CONSUMER DISCRETIONARY - 19.1%
American Axle & Manufacturing Holdings, Inc. (Auto Comp.) (a)	46,235	$461,425
ArvinMeritor, Inc. (Auto Comp.) (a)	32,725	436,879
Coinstar, Inc. (Diversified Consumer Svs.) (a)	24,471	795,308
Sotheby’s (Diversified Consumer Svs.)	21,535	669,523
Bally Technologies, Inc. (Hotels, Restaurants & Leisure) (a)	18,695	757,895
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure) (a)	33,615	783,230
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	5,550	193,196
Shuffle Master, Inc. (Hotels, Restaurants & Leisure) (a)	62,716	513,644
Universal Electronics, Inc. (Household Durables) (a)	30,726	686,419
Chico’s FAS, Inc. (Specialty Retail)	19,020	274,268
Genesco, Inc. (Specialty Retail) (a)	39,276	1,217,949
Vitamin Shoppe, Inc. (Specialty Retail) (a)	18,298	410,790
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods) (a)	6,066	296,021

		7,496,547

CONSUMER STAPLES - 1.0%
Herbalife Ltd. (Personal Products)	8,595	396,401

		396,401

ENERGY - 7.6%
Lufkin Industries, Inc. (Energy Equip. & Svs.)	14,035	1,110,870
OYO Geospace Corp. (Energy Equip. & Svs.) (a)	15,500	741,055
Unit Corp. (Energy Equip. & Svs.) (a)	3,825	161,721
Brigham Exploration Co. (Oil, Gas & Consumable Fuels) (a)	25,250	402,738
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	6,845	553,350

		2,969,734

FINANCIALS - 6.7%
Broadpoint Gleacher Securities, Inc. (Capital Markets) (a)	27,040	108,160
Duff & Phelps Corp. Class A (Capital Markets)	18,135	303,580
optionsXpress Holdings, Inc. (Capital Markets) (a)	10,760	175,280
First Commonwealth Financial Corp. (Commercial Banks)	31,175	209,184
UMB Financial Corp. (Commercial Banks)	5,200	211,120
Cash America International, Inc. (Consumer Finance)	33,550	1,324,554
Redwood Trust, Inc. (Real Estate Investment Trusts)	19,101	294,537

		2,626,415

HEALTH CARE - 24.4%
BioMarin Pharmaceutical, Inc. (Biotechnology) (a)	25,780	602,479
Cubist Pharmaceuticals, Inc. (Biotechnology) (a)	7,553	170,245
Onyx Pharmaceuticals, Inc. (Biotechnology) (a)	12,705	384,707
Regeneron Pharmaceuticals, Inc. (Biotechnology) (a)	11,115	294,436
Seattle Genetics, Inc. (Biotechnology) (a)	16,225	193,727
American Medical Systems Holdings, Inc. (Health Care Equip. & Supplies) (a)	38,615	717,467
Cutera, Inc. (Health Care Equip. & Supplies) (a)	15,036	155,923
Thoratec Corp. (Health Care Equip. & Supplies) (a)	32,539	1,088,430
Amedisys, Inc. (Health Care Providers & Svs.) (a)	11,040	609,629
Centene Corp. (Health Care Providers & Svs.) (a)	19,705	473,708
Genoptix, Inc. (Health Care Providers & Svs.) (a)	17,008	603,614
Lincare Holdings, Inc. (Health Care Providers & Svs.) (a)	12,909	579,356
Psychiatric Solutions, Inc. (Health Care Providers & Svs.) (a)	15,293	455,731
Eclipsys Corp. (Health Care Technology) (a)	38,287	761,146
MedAssets, Inc. (Health Care Technology) (a)	25,316	531,636
Quality Systems, Inc. (Health Care Technology)	9,203	565,432
Vital Images, Inc. (Health Care Technology) (a)	16,030	259,205
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.) (a)	3,805	393,894
ICON PLC - ADR (Life Sciences Tools & Svs.) (a)	15,284	403,498
Salix Pharmaceuticals Ltd. (Pharmaceuticals) (a)	5,340	198,915
Vivus, Inc. (Pharmaceuticals) (a)	16,525	144,098

		9,587,276

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 100.3%	Shares	Value

INDUSTRIALS - 10.2%
Geo Group, Inc. / The (Commercial Svs. & Supplies) (a)	35,135	696,376
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)	28,500	613,605
Waste Connections, Inc. (Commercial Svs. & Supplies) (a)	16,783	569,951
MasTec, Inc. (Construction & Engineering) (a)	9,184	115,810
Northwest Pipe Co. (Construction & Engineering) (a)	15,825	345,776
GrafTech International Ltd. (Electrical Equip.) (a)	29,715	406,204
Regal-Beloit Corp. (Electrical Equip.)	11,067	657,490
Landstar System, Inc. (Road & Rail)	14,775	620,255

		4,025,467

INFORMATION TECHNOLOGY - 27.6%
EMS Technologies, Inc. (Communications Equip.) (a)	32,686	542,588
Riverbed Technology, Inc. (Communications Equip.) (a)	16,135	458,234
Compellent Technologies, Inc. (Computers & Peripherals) (a)	26,391	463,162
Netezza Corp. (Computers & Peripherals) (a)	37,185	475,596
Coherent, Inc. (Electronic Equip., Instr. & Comp.) (a)	17,095	546,356
DTS, Inc. (Electronic Equip., Instr. & Comp.) (a)	21,130	719,265
Monster Worldwide, Inc. (Internet Software & Svs.) (a)	24,045	399,387
Formfactor, Inc. (Semiconductors & Equip.) (a)	35,723	634,440
ON Semiconductor Corp. (Semiconductors & Equip.) (a)	81,333	650,664
Teradyne, Inc. (Semiconductors & Equip.) (a)	54,170	605,079
Varian Semiconductor Equipment Associates, Inc. (Semiconductors & Equip.) (a)	25,865	856,649
Veeco Instruments, Inc. (Semiconductors & Equip.) (a)	12,130	527,655
ANSYS, Inc. (Software) (a)	17,830	769,186
Informatica Corp. (Software) (a)	29,935	804,054
Radiant Systems, Inc. (Software) (a)	16,785	239,522
Rovi Corp. (Software) (a)	27,710	1,028,872
SuccessFactors, Inc. (Software) (a)	18,897	359,799
TIBCO Software, Inc. (Software) (a)	71,716	773,816

		10,854,324

MATERIALS - 3.7%
Huntsman Corp. (Chemicals)	79,835	962,012
Titanium Metals Corp. (Metals & Mining) (a)	30,605	507,737

		1,469,749

Total Common Stocks (Cost $30,415,153)		$39,425,913

Warrants - 0.0%	Quantity	Value

INFORMATION TECHNOLOGY - 0.0%
Lantronix, Inc. (Communications Equipment)
Expiration: February, 2011,
Exercise Price: $28.08 (a)(b)	305	$—

Total Warrants (Cost $0)		$—

Money Market Funds - 1.2%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	448,000	$448,000

Total Money Market Funds (Cost $448,000)		$448,000

Total Investments - 101.5% (Cost $30,863,153) (c)		$39,873,913
Liabilities in Excess of Other Assets - (1.5)%		(575,420)

Net Assets - 100.0%		$39,298,493

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Market quotations for these investments were not readily available at March 31, 2010. As discussed in Note 2 of the Notes to Schedule of Investments, prices for these issues were derived from estimates of fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board. At March 31, 2010, the value of these securities totaled $0 or 0.0% of the Portfolio’s net assets.

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.6%	Shares	Value

CONSUMER DISCRETIONARY - 14.7%
Apollo Group, Inc. Class A (Diversified Consumer Svs.) (a)	4,025	$246,692
Starbucks Corp. (Hotels, Restaurants & Leisure) (a)	26,600	645,582
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	3,450	261,614
Garmin Ltd. (Household Durables)	4,775	183,742
Amazon.com, Inc. (Internet & Catalog Retail) (a)	7,600	1,031,548
Expedia, Inc. (Internet & Catalog Retail)	7,350	183,455
Liberty Media Corp - Interactive (Internet & Catalog Retail) (a)	14,075	215,488
priceline.com, Inc. (Internet & Catalog Retail) (a)	1,250	318,750
Mattel, Inc. (Leisure Equip. & Products)	10,700	243,318
Comcast Corp. Class A (Media)	37,197	700,048
DIRECTV Class A (Media) (a)	17,125	578,995
DISH Network Corp. Class A (Media)	5,535	115,239
News Corp. Class A (Media)	36,650	528,127
Virgin Media, Inc. (Media)	8,675	149,731
Sears Holdings Corp. (Multiline Retail) (a)	3,100	336,133
Bed Bath & Beyond, Inc. (Specialty Retail) (a)	9,075	397,122
O’Reilly Automotive, Inc. (Specialty Retail) (a)	3,525	147,028
Ross Stores, Inc. (Specialty Retail)	3,225	172,441
Staples, Inc. (Specialty Retail)	12,525	292,960
Urban Outfitters, Inc. (Specialty Retail) (a)	4,300	163,529

		6,911,542

CONSUMER STAPLES - 0.8%
Costco Wholesale Corp. (Food & Staples Retailing)	5,960	355,872

		355,872

HEALTH CARE - 15.8%
Amgen, Inc. (Biotechnology) (a)	12,147	725,905
Biogen Idec, Inc. (Biotechnology) (a)	7,550	433,068
Celgene Corp. (Biotechnology) (a)	11,725	726,481
Cephalon, Inc. (Biotechnology) (a)	1,875	127,088
Genzyme Corp. (Biotechnology) (a)	8,575	444,442
Gilead Sciences, Inc. (Biotechnology) (a)	22,825	1,038,081
Vertex Pharmaceuticals, Inc. (Biotechnology) (a)	5,400	220,698
DENTSPLY International, Inc. (Health Care Equip. & Supplies)	3,625	126,331
Hologic, Inc. (Health Care Equip. & Supplies) (a)	7,000	129,779
Intuitive Surgical, Inc. (Health Care Equip. & Supplies) (a)	1,000	348,130
Express Scripts, Inc. (Health Care Providers & Svs.) (a)	6,325	643,632
Henry Schein, Inc. (Health Care Providers & Svs.) (a)	2,325	136,943
Patterson Cos., Inc. (Health Care Providers & Svs.)	3,030	94,081
Cerner Corp. (Health Care Technology) (a)	2,100	178,626
Illumina, Inc. (Life Sciences Tools & Svs.) (a)	3,050	118,645
Life Technologies Corp. (Life Sciences Tools & Svs.) (a)	4,700	245,669
QIAGEN N.V. (Life Sciences Tools & Svs.) (a)	6,050	139,090
Mylan, Inc. (Pharmaceuticals) (a)	8,025	182,247
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)	18,960	1,195,997
Warner Chilcott PLC Class A (Pharmaceuticals) (a)	6,450	164,798

		7,419,731

INDUSTRIALS - 4.1%
CH Robinson Worldwide, Inc. (Air Freight & Logistics)	4,250	237,362
Expeditors International of Washington, Inc. (Air Freight & Logistics)	5,350	197,522
Cintas Corp. (Commercial Svs. & Supplies)	4,725	132,725
Stericycle, Inc. (Commercial Svs. & Supplies) (a)	2,300	125,350
Foster Wheeler AG (Construction & Engineering) (a)	3,425	92,955
First Solar, Inc. (Electrical Equip.) (a)	1,925	236,101
Joy Global, Inc. (Machinery)	2,600	147,160
PACCAR, Inc. (Machinery)	10,514	455,677
JB Hunt Transport Services, Inc. (Road & Rail)	3,275	117,507
Fastenal Co. (Trading Companies & Distributors)	3,625	173,964

		1,916,323

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.6%	Shares	Value

INFORMATION TECHNOLOGY - 61.2%
Cisco Systems, Inc. (Communications Equip.) (a)	52,650	1,370,480
QUALCOMM, Inc. (Communications Equip.)	52,170	2,190,618
Research In Motion Ltd. (Communications Equip.) (a)	14,350	1,061,183
Apple, Inc. (Computers & Peripherals) (a)	32,545	7,645,797
Dell, Inc. (Computers & Peripherals) (a)	18,525	278,060
Logitech International SA (Computers & Peripherals) (a)	4,425	72,305
NetApp, Inc. (Computers & Peripherals) (a)	9,110	296,622
SanDisk Corp. (Computers & Peripherals) (a)	5,975	206,914
Seagate Technology (Computers & Peripherals) (a)	12,800	233,728
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.) (a)	22,700	177,968
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.) (a)	4,125	116,325
Baidu, Inc. - ADR (Internet Software & Svs.) (a)	700	417,900
eBay, Inc. (Internet Software & Svs.) (a)	24,935	671,997
Google, Inc. Class A (Internet Software & Svs.) (a)	3,825	2,168,813
VeriSign, Inc. (Internet Software & Svs.) (a)	4,455	115,875
Yahoo!, Inc. (Internet Software & Svs.) (a)	17,335	286,548
Automatic Data Processing, Inc. (IT Svs.)	9,175	408,012
Cognizant Technology Solutions Corp. Class A (IT Svs.) (a)	7,475	381,076
Fiserv, Inc. (IT Svs.) (a)	4,912	249,333
Infosys Technologies Ltd. - ADR (IT Svs.)	2,825	166,251
Paychex, Inc. (IT Svs.)	8,820	270,774
Altera Corp. (Semiconductors & Equip.)	10,775	261,940
Applied Materials, Inc. (Semiconductors & Equip.)	17,875	240,955
Broadcom Corp. Class A (Semiconductors & Equip.)	10,300	341,754
Intel Corp. (Semiconductors & Equip.)	49,795	1,108,437
KLA-Tencor Corp. (Semiconductors & Equip.)	5,375	166,195
Lam Research Corp. (Semiconductors & Equip.) (a)	3,400	126,888
Linear Technology Corp. (Semiconductors & Equip.)	7,680	217,190
Marvell Technology Group Ltd. (Semiconductors & Equip.) (a)	15,350	312,833
Maxim Integrated Products, Inc. (Semiconductors & Equip.)	7,725	149,788
Microchip Technology, Inc. (Semiconductors & Equip.)	3,950	111,232
NVIDIA Corp. (Semiconductors & Equip.) (a)	14,037	243,963
Xilinx, Inc. (Semiconductors & Equip.)	9,455	241,103
Activision Blizzard, Inc. (Software)	29,150	351,549
Adobe Systems, Inc. (Software) (a)	13,230	467,945
Autodesk, Inc. (Software) (a)	6,150	180,932
BMC Software, Inc. (Software) (a)	5,475	208,050
CA, Inc. (Software)	12,850	301,590
Check Point Software Technologies (Software) (a)	5,295	185,643
Citrix Systems, Inc. (Software) (a)	5,625	267,018
Electronic Arts, Inc. (Software) (a)	8,480	158,237
Intuit, Inc. (Software) (a)	10,280	353,015
Microsoft Corp. (Software)	77,700	2,274,279
Oracle Corp. (Software)	53,785	1,381,736
Symantec Corp. (Software) (a)	21,698	367,130

		28,805,981

MATERIALS - 0.3%
Sigma-Aldrich Corp. (Chemicals)	3,000	160,980

		160,980

TELECOMMUNICATION SERVICES - 1.7%
Millicom International Cellular SA (Wireless Telecom. Svs.)	2,700	240,705
NII Holdings, Inc. (Wireless Telecom. Svs.) (a)	4,175	173,931
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)	15,725	366,235

		780,871

Total Common Stocks (Cost $35,760,769)		$46,351,300

Exchange Traded Funds - 1.5%	Shares	Value

PowerShares QQQ	14,765	$711,378

Total Exchange Traded Funds (Cost $664,149)		$711,378

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Repurchase Agreements - 0.2%	Face Amount	Amortized Cost

U.S. Bank, Agreement date: 03/31/2010, Repurchase price $92,000,Collateralized by: Freddie Mac Giant #31283KS58 4.000%, Due 08/01/2018 with value of $94,093	$92,000	$92,000

Total Repurchase Agreements (Cost $92,000)		$92,000

Total Investments - 100.3% (Cost $36,516,918) (b)		$47,154,678
Liabilities in Excess of Other Assets - (0.3)%		(130,962)

Net Assets - 100.0%		$47,023,716

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.0%	Shares	Value

CONSUMER DISCRETIONARY - 13.6%
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure) (a)	46,300	$1,527,437
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	69,500	2,663,935
Walt Disney Co. / The (Media)	86,800	3,030,188
Target Corp. (Multiline Retail)	56,000	2,945,600
Bed Bath & Beyond, Inc. (Specialty Retail) (a)	38,000	1,662,880
Lowe’s Cos., Inc. (Specialty Retail)	60,600	1,468,944
Tiffany & Co. (Specialty Retail)	47,400	2,251,026
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	38,300	2,815,050
VF Corp. (Textiles, Apparel & Luxury Goods)	30,600	2,452,590

		20,817,650

CONSUMER STAPLES - 1.0%
CVS Caremark Corp. (Food & Staples Retailing)	42,300	1,546,488

		1,546,488

ENERGY - 9.4%
Transocean Ltd. (Energy Equip. & Svs.) (a)	34,500	2,980,110
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	42,200	3,073,426
Hess Corp. (Oil, Gas & Consumable Fuels)	46,800	2,927,340
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	33,500	2,832,090
Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (a)	64,700	2,634,584

		14,447,550

FINANCIALS - 19.2%
Morgan Stanley (Capital Markets)	87,900	2,574,591
State Street Corp. (Capital Markets)	61,100	2,758,054
SunTrust Banks, Inc. (Commercial Banks)	112,000	3,000,480
American Express Co. (Consumer Finance)	54,300	2,240,418
Bank of America Corp. (Diversified Financial Svs.)	217,700	3,885,945
Citigroup, Inc. (Diversified Financial Svs.) (a)	733,100	2,969,055
JPMorgan Chase & Co. (Diversified Financial Svs.)	70,000	3,132,500
Lincoln National Corp. (Insurance)	87,300	2,680,110
MetLife, Inc. (Insurance)	71,900	3,116,146
Prudential Financial, Inc. (Insurance)	51,900	3,139,950

		29,497,249

HEALTH CARE - 10.4%
Amgen, Inc. (Biotechnology) (a)	49,700	2,970,072
Celgene Corp. (Biotechnology) (a)	17,600	1,090,496
Hospira, Inc. (Health Care Equip. & Supplies) (a)	47,000	2,662,550
WellPoint, Inc. (Health Care Providers & Svs.) (a)	11,400	733,932
Bristol-Myers Squibb Co. (Pharmaceuticals)	114,600	3,059,820
Johnson & Johnson (Pharmaceuticals)	44,700	2,914,440
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)	39,400	2,485,352

		15,916,662

INDUSTRIALS - 11.8%
Goodrich Corp. (Aerospace & Defense)	43,100	3,039,412
Honeywell International, Inc. (Aerospace & Defense)	65,500	2,965,185
SunPower Corp. Class B (Electrical Equip.) (a)	83,600	1,399,464
3M Co. (Industrial Conglomerates)	31,300	2,615,741
General Electric Co. (Industrial Conglomerates)	168,000	3,057,600
Tyco International Ltd. (Industrial Conglomerates)	66,500	2,543,625
Caterpillar, Inc. (Machinery)	12,100	760,485
Illinois Tool Works, Inc. (Machinery)	36,000	1,704,960

		18,086,472

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.0%	Shares	Value

INFORMATION TECHNOLOGY - 23.8%
Cisco Systems, Inc. (Communications Equip.) (a)	122,100	3,178,263
QUALCOMM, Inc. (Communications Equip.)	71,200	2,989,688
Apple, Inc. (Computers & Peripherals) (a)	13,200	3,101,076
Dell, Inc. (Computers & Peripherals) (a)	132,400	1,987,324
Hewlett-Packard Co. (Computers & Peripherals)	58,800	3,125,220
Google, Inc. Class A (Internet Software & Svs.) (a)	4,100	2,324,741
Mastercard, Inc. Class A (IT Svs.)	11,800	2,997,200
Applied Materials, Inc. (Semiconductors & Equip.)	179,100	2,414,268
Intel Corp. (Semiconductors & Equip.)	139,200	3,098,592
Maxim Integrated Products, Inc. (Semiconductors & Equip.)	134,500	2,607,955
Texas Instruments, Inc. (Semiconductors & Equip.)	120,400	2,946,188
Microsoft Corp. (Software)	94,200	2,757,234
Oracle Corp. (Software)	115,300	2,962,057

		36,489,806

MATERIALS - 6.8%
Air Products & Chemicals, Inc. (Chemicals)	35,800	2,647,410
Dow Chemical Co. / The (Chemicals)	94,800	2,803,236
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	19,200	1,603,968
Rio Tinto PLC - ADR (Metals & Mining)	1,900	449,787
Teck Resources Ltd. (Metals & Mining) (a)	66,500	2,896,740

		10,401,141

TELECOMMUNICATION SERVICES - 2.0%
Verizon Communications, Inc. (Diversified Telecom. Svs.)	100,500	3,117,510

		3,117,510

Total Common Stocks (Cost $136,457,923)		$150,320,528

Money Market Funds - 3.5%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	5,441,000	$5,441,000

Total Money Market Funds (Cost $5,441,000)		$5,441,000

Total Investments - 101.5% (Cost $141,898,923) (b)		$155,761,528
Liabilities in Excess of Other Assets - (1.5)%		(2,298,832)

Net Assets - 100.0%		$153,462,696

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.6%	Shares	Value

CONSUMER DISCRETIONARY - 18.8%
LKQ Corp. (Distributors) (a)	63,100	$1,280,930
Bally Technologies, Inc. (Hotels, Restaurants & Leisure) (a)	50,000	2,027,000
California Pizza Kitchen, Inc. (Hotels, Restaurants & Leisure) (a)	120,000	2,014,800
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure) (a)	70,000	1,894,200
Tupperware Brands Corp. (Household Durables)	40,000	1,928,800
Callaway Golf Co. (Leisure Equip. & Products)	150,000	1,323,000
Childrens Place Retail Stores, Inc. / The (Specialty Retail) (a)	47,000	2,093,850
Finish Line, Inc. / The Class A (Specialty Retail)	125,000	2,040,000
Gymboree Corp. (Specialty Retail) (a)	28,000	1,445,640
Monro Muffler Brake, Inc. (Specialty Retail)	55,000	1,966,800
Tractor Supply Co. (Specialty Retail)	25,000	1,451,250
Liz Claiborne, Inc. (Textiles, Apparel & Luxury Goods) (a)	180,000	1,337,400
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods) (a)	48,000	2,290,080

		23,093,750

ENERGY - 6.2%
Dril-Quip, Inc. (Energy Equip. & Svs.) (a)	20,000	1,216,800
Arena Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	45,000	1,503,000
Brigham Exploration Co. (Oil, Gas & Consumable Fuels) (a)	60,000	957,000
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels) (a)	60,000	1,377,000
Clean Energy Fuels Corp. (Oil, Gas & Consumable Fuels) (a)	110,000	2,505,800

		7,559,600

FINANCIALS - 3.9%
Knight Capital Group, Inc. Class A (Capital Markets) (a)	100,000	1,525,000
Stifel Financial Corp. (Capital Markets) (a)	30,000	1,612,500
Portfolio Recovery Associates, Inc. (Diversified Financial Svs.) (a)	30,000	1,646,100

		4,783,600

HEALTH CARE - 18.0%
Allos Therapeutics, Inc. (Biotechnology) (a)	152,900	1,136,047
Celera Corp. (Biotechnology) (a)	150,000	1,065,000
Exelixis, Inc. (Biotechnology) (a)	95,000	576,650
Human Genome Sciences, Inc. (Biotechnology) (a)	60,000	1,812,000
InterMune, Inc. (Biotechnology) (a)	40,000	1,782,800
Isis Pharmaceuticals, Inc. (Biotechnology) (a)	60,000	655,200
Onyx Pharmaceuticals, Inc. (Biotechnology) (a)	16,000	484,480
Regeneron Pharmaceuticals, Inc. (Biotechnology) (a)	42,000	1,112,580
Rigel Pharmaceuticals, Inc. (Biotechnology) (a)	100,239	798,905
Savient Pharmaceuticals, Inc. (Biotechnology) (a)	85,000	1,228,250
American Medical Systems Holdings, Inc. (Health Care Equip. & Supplies) (a)	90,000	1,672,200
Arthrocare Corp. (Health Care Equip. & Supplies) (a)	65,000	1,931,800
Wright Medical Group, Inc. (Health Care Equip. & Supplies) (a)	86,000	1,528,220
MWI Veterinary Supply, Inc. (Health Care Providers & Svs.) (a)	25,000	1,010,000
Eclipsys Corp. (Health Care Technology) (a)	80,000	1,590,400
Luminex Corp. (Life Sciences Tools & Svs.) (a)	110,000	1,851,300
Salix Pharmaceuticals Ltd. (Pharmaceuticals) (a)	50,000	1,862,500

		22,098,332

INDUSTRIALS - 13.4%
Aerovironment, Inc. (Aerospace & Defense) (a)	75,000	1,958,250
UAL Corp. (Airlines) (a)	90,000	1,759,500
MasTec, Inc. (Construction & Engineering) (a)	130,000	1,639,300
Michael Baker Corp. (Construction & Engineering) (a)	36,000	1,241,280
GrafTech International Ltd. (Electrical Equip.) (a)	110,000	1,503,700
Actuant Corp. Class A (Machinery)	90,000	1,759,500
Astec Industries, Inc. (Machinery) (a)	47,000	1,361,120
Columbus McKinnon Corp. (Machinery) (a)	60,000	952,200
Energy Recovery, Inc. (Machinery) (a)	100,000	630,000
ESCO Technologies, Inc. (Machinery)	30,000	954,300
Towers Watson & Co. Class A (Professional Svs.)	20,000	950,000
Genesee & Wyoming, Inc. Class A (Road & Rail) (a)	50,000	1,706,000

		16,415,150

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.6%	Shares	Value

INFORMATION TECHNOLOGY - 36.1%
Ciena Corp. (Communications Equip.) (a)	120,000	1,828,800
Emulex Corp. (Communications Equip.) (a)	130,000	1,726,400
Harmonic, Inc. (Communications Equip.) (a)	200,000	1,262,000
Infinera Corp. (Communications Equip.) (a)	160,000	1,363,200
Riverbed Technology, Inc. (Communications Equip.) (a)	60,000	1,704,000
comScore, Inc. (Internet Software & Svs.) (a)	75,000	1,251,750
Digital River, Inc. (Internet Software & Svs.) (a)	75,000	2,272,500
MercadoLibre, Inc. (Internet Software & Svs.) (a)	31,000	1,494,510
SAVVIS, Inc. (Internet Software & Svs.) (a)	80,000	1,320,000
Sohu.com, Inc. (Internet Software & Svs.) (a)	18,000	982,800
ValueClick, Inc. (Internet Software & Svs.) (a)	140,000	1,419,600
Euronet Worldwide, Inc. (IT Svs.) (a)	65,000	1,197,950
Sapient Corp. (IT Svs.)	20,000	182,800
Advanced Energy Industries, Inc. (Semiconductors & Equip.) (a)	140,000	2,318,400
Applied Micro Circuits Corp. (Semiconductors & Equip.) (a)	108,578	937,028
Cavium Networks, Inc. (Semiconductors & Equip.) (a)	65,000	1,615,900
Formfactor, Inc. (Semiconductors & Equip.) (a)	85,000	1,509,600
Micrel, Inc. (Semiconductors & Equip.)	140,000	1,492,400
Semtech Corp. (Semiconductors & Equip.) (a)	70,000	1,220,100
Skyworks Solutions, Inc. (Semiconductors & Equip.) (a)	130,000	2,028,000
TriQuint Semiconductor, Inc. (Semiconductors & Equip.) (a)	280,000	1,960,000
Volterra Semiconductor Corp. (Semiconductors & Equip.) (a)	85,000	2,133,500
Zoran Corp. (Semiconductors & Equip.) (a)	170,000	1,829,200
Informatica Corp. (Software) (a)	70,000	1,880,200
Quest Software, Inc. (Software) (a)	100,000	1,779,000
Solera Holdings, Inc. (Software)	50,000	1,932,500
Take-Two Interactive Software, Inc. (Software) (a)	180,000	1,773,000
TIBCO Software, Inc. (Software) (a)	170,000	1,834,300

		44,249,438

MATERIALS - 2.2%
Rock-Tenn Co. Class A (Containers & Packaging)	40,000	1,822,800
HudBay Minerals, Inc. (Metals & Mining) (a)	70,000	895,300

		2,718,100

Total Common Stocks (Cost $99,901,811)		$120,917,970

Money Market Funds - 3.5%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	4,330,000	$4,330,000

Total Money Market Funds (Cost $4,330,000)		$4,330,000

Total Investments - 102.1% (Cost $104,231,811) (b)		$125,247,970
Liabilities in Excess of Other Assets - (2.1)%		(2,636,212)

Net Assets - 100.0%		$122,611,758

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	U.S. Equity Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 92.9%	Shares	Value

CONSUMER DISCRETIONARY - 6.4%
DeVry, Inc. (Diversified Consumer Svs.)	1,060	$69,112
ITT Educational Services, Inc. (Diversified Consumer Svs.) (a)	620	69,738
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,070	138,110
Arbitron, Inc. (Media)	6,700	178,622
Time Warner, Inc. (Media)	2,450	76,611
Target Corp. (Multiline Retail)	3,000	157,800
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	660	48,510
VF Corp. (Textiles, Apparel & Luxury Goods)	1,060	84,959
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,480	72,317

		895,779

CONSUMER STAPLES - 9.0%
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,510	139,556
Campbell Soup Co. (Food Products)	3,290	116,302
ConAgra Foods, Inc. (Food Products)	4,990	125,099
Kellogg Co. (Food Products)	2,090	111,669
Kimberly-Clark Corp. (Household Products)	1,680	105,638
Procter & Gamble Co. / The (Household Products)	4,910	310,656
Altria Group, Inc. (Tobacco)	5,820	119,426
Philip Morris International, Inc. (Tobacco)	2,930	152,829
Reynolds American, Inc. (Tobacco)	1,380	74,492

		1,255,667

ENERGY - 7.2%
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)	1,250	111,013
Noble Corp. (Energy Equip. & Svs.) (a)	2,610	109,150
Transocean Ltd. (Energy Equip. & Svs.) (a)	910	78,606
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,640	276,021
ConocoPhillips (Oil, Gas & Consumable Fuels)	4,190	214,402
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,930	129,271
Massey Energy Co. (Oil, Gas & Consumable Fuels)	1,680	87,847

		1,006,310

FINANCIALS - 12.2%
Banco Santander SA - ADR (Commercial Banks)	5,530	73,383
Credicorp Ltd. (Commercial Banks)	970	85,535
U.S. Bancorp (Commercial Banks)	6,060	156,833
Wells Fargo & Co. (Commercial Banks)	9,720	302,486
Cash America International, Inc. (Consumer Finance)	5,580	220,298
Dollar Financial Corp. (Consumer Finance) (a)	5,530	133,052
Aflac, Inc. (Insurance)	3,170	172,099
Allstate Corp. / The (Insurance)	4,580	147,980
Hartford Financial Services Group, Inc. (Insurance)	2,800	79,576
Prudential Financial, Inc. (Insurance)	3,640	220,220
Tower Group, Inc. (Insurance)	4,730	104,864

		1,696,326

HEALTH CARE - 16.9%
Celgene Corp. (Biotechnology) (a)	580	35,937
Genzyme Corp. (Biotechnology) (a)	1,250	64,787
Becton Dickinson and Co. (Health Care Equip. & Supplies)	1,090	85,816
Medtronic, Inc. (Health Care Equip. & Supplies)	1,990	89,610
Stryker Corp. (Health Care Equip. & Supplies)	1,470	84,113
Aetna, Inc. (Health Care Providers & Svs.)	2,350	82,508
Cardinal Health, Inc. (Health Care Providers & Svs.)	3,630	130,789
Express Scripts, Inc. (Health Care Providers & Svs.) (a)	1,050	106,848

Ohio National Fund, Inc.	U.S. Equity Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 92.9%	Shares	Value

Mednax, Inc. (Health Care Providers & Svs.) (a)	1,910	111,143
Patterson Cos., Inc. (Health Care Providers & Svs.)	3,410	105,880
UnitedHealth Group, Inc. (Health Care Providers & Svs.)	2,360	77,101
WellPoint, Inc. (Health Care Providers & Svs.) (a)	1,260	81,119
Covance, Inc. (Life Sciences Tools & Svs.) (a)	1,620	99,452
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.) (a)	2,240	115,226
Abbott Laboratories (Pharmaceuticals)	2,730	143,816
Eli Lilly & Co. (Pharmaceuticals)	6,260	226,737
GlaxoSmithKline PLC - ADR (Pharmaceuticals)	3,530	135,976
Merck & Co., Inc. (Pharmaceuticals)	9,090	339,512
Pfizer, Inc. (Pharmaceuticals)	13,740	235,641

		2,352,011

INDUSTRIALS - 16.0%
Navios Maritime Holdings, Inc. (Marine)	14,930	99,135
Alliant Techsystems, Inc. (Aerospace & Defense) (a)	1,690	137,397
General Dynamics Corp. (Aerospace & Defense)	2,070	159,804
Honeywell International, Inc. (Aerospace & Defense)	4,010	181,533
Emerson Electric Co. (Electrical Equip.)	860	43,292
General Electric Co. (Industrial Conglomerates)	24,150	439,530
Siemens AG - ADR (Industrial Conglomerates)	1,530	152,954
Tyco International Ltd. (Industrial Conglomerates)	8,450	323,212
Caterpillar, Inc. (Machinery)	1,850	116,273
Harsco Corp. (Machinery)	2,380	76,017
Illinois Tool Works, Inc. (Machinery)	2,960	140,186
Parker Hannifin Corp. (Machinery)	1,090	70,567
CSX Corp. (Road & Rail)	2,740	139,466
Union Pacific Corp. (Road & Rail)	1,920	140,736

		2,220,102

INFORMATION TECHNOLOGY - 17.3%
Cisco Systems, Inc. (Communications Equip.) (a)	4,590	119,478
Apple, Inc. (Computers & Peripherals) (a)	730	171,499
Hewlett-Packard Co. (Computers & Peripherals)	6,660	353,979
International Business Machines Corp. (Computers & Peripherals)	1,650	211,613
Avnet, Inc. (Electronic Equip., Instr. & Comp.) (a)	2,460	73,800
Google, Inc. Class A (Internet Software & Svs.) (a)	440	249,484
Accenture PLC Class A (IT Svs.)	3,120	130,884
Computer Sciences Corp. (IT Svs.) (a)	2,900	158,021
Mastercard, Inc. Class A (IT Svs.)	720	182,880
Visa, Inc. (IT Svs.)	2,110	192,073
Intel Corp. (Semiconductors & Equip.)	5,030	111,968
Microsoft Corp. (Software)	15,520	454,270

		2,409,949

MATERIALS - 5.7%
Dow Chemical Co. / The (Chemicals)	2,440	72,151
Potash Corp of Saskatchewan, Inc. (Chemicals)	620	73,997
RPM International, Inc. (Chemicals)	6,030	128,680
Barrick Gold Corp. (Metals & Mining)	1,780	68,245
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	1,840	153,714
Newmont Mining Corp. (Metals & Mining)	5,860	298,450

		795,237

UTILITIES - 2.2%
Dominion Resources, Inc. (Multi-Utilities)	1,950	80,165
PG&E Corp. (Multi-Utilities)	3,380	143,380
Xcel Energy, Inc. (Multi-Utilities)	3,600	76,320

		299,865

Total Common Stocks (Cost $11,189,114)		$12,931,246

Ohio National Fund, Inc.	U.S. Equity Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Money Market Funds - 7.7%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	693,000	$693,000
Federated Prime Cash Obligations Fund
Institutional Class	374,000	374,000

Total Money Market Funds (Cost $1,067,000)		$1,067,000

Total Investments - 100.6% (Cost $12,256,114) (b)		$13,998,246
Liabilities in Excess of Other Assets - (0.6)%		(88,820)

Net Assets - 100.0%		$13,909,426

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 62.3%	Shares	Value

CONSUMER DISCRETIONARY - 4.8%
Diversified Consumer Services - 1.2%
Apollo Group, Inc. Class A (a)	2,670	$163,644

Media - 1.3%
Comcast Corp. Class A	9,000	169,380

Multiline Retail - 0.6%
Target Corp.	1,520	79,952

Specialty Retail - 1.7%
Lowe’s Companies, Inc.	3,000	72,720
TJX Cos., Inc. / The	3,590	152,647

		225,367

TOTAL CONSUMER DISCRETIONARY		638,343

CONSUMER STAPLES - 5.8%
Beverages - 1.0%
PepsiCo, Inc.	2,000	132,320

Food & Staples Retailing - 1.2%
CVS Caremark Corp.	1,820	66,539
Kroger Co. / The	4,000	86,640

		153,179

Food Products - 2.0%
Kellogg Co.	5,000	267,150

Household Products - 0.5%
Kimberly-Clark Corp.	1,100	69,168

Tobacco - 1.1%
Altria Group, Inc.	7,000	143,640

TOTAL CONSUMER STAPLES		765,457

ENERGY - 6.5%
Energy Equipment & Services - 2.5%
Diamond Offshore Drilling, Inc.	1,000	88,810
Tidewater, Inc.	3,200	151,264
Transocean Ltd. (a)	1,000	86,380

		326,454

Oil, Gas & Consumable Fuels - 4.0%
Chevron Corp.	2,280	172,893
Exxon Mobil Corp.	3,250	217,685
Marathon Oil Corp.	2,200	69,608
Valero Energy Corp.	3,520	69,344

		529,530

TOTAL ENERGY		855,984

FINANCIALS - 9.7%
Commercial Banks - 3.0%
BB&T Corp.	5,000	161,950
U.S. Bancorp	3,000	77,640
Wells Fargo & Co.	5,000	155,600

		395,190

Consumer Finance - 0.4%
World Acceptance Corp. (a)	1,660	59,893

Insurance - 5.3%
Aflac, Inc.	1,700	92,293
Allstate Corp. / The	2,500	80,775
Delphi Financial Group, Inc.	3,000	75,480
HCC Insurance Holdings, Inc.	4,500	124,200
Reinsurance Group America, Inc.	1,000	52,520
Sun Life Financial, Inc.	2,500	80,325
Travelers Companies, Inc. / The	1,500	80,910
Willis Group Holdings PLC	3,500	109,515

		696,018

Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	7,800	134,004

TOTAL FINANCIALS		1,285,105

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 62.3%	Shares	Value

HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 2.4%
Covidien PLC	3,000	150,840
Stryker Corp.	2,950	168,799

		319,639

Health Care Providers & Services - 3.5%
Aetna, Inc.	3,000	105,330
AmerisourceBergen Corp.	2,000	57,840
Cardinal Health, Inc.	1,000	36,030
Laboratory Corporation of America Holdings (a)	1,800	136,278
McKesson Corp.	2,000	131,440

		466,918

Pharmaceuticals - 6.4%
Abbott Laboratories	2,500	131,700
Eli Lily & Co.	2,000	72,440
GlaxoSmithKline PLC - ADR	2,460	94,759
Johnson & Johnson	2,050	133,660
Merck & Co., Inc.	4,000	149,400
Novartis AG - ADR	2,440	132,004
Pfizer, Inc.	7,500	128,625

		842,588

TOTAL HEALTH CARE		1,629,145

INDUSTRIALS - 6.9%
Aerospace & Defense - 2.3%
General Dynamics Corp.	1,500	115,800
L-3 Communications Holdings Inc.	1,300	119,119
Lockheed Martin Corp.	400	33,288
Northrop Grumman Corp.	500	32,785

		300,992

Electrical Equipment - 0.8%
Hubbell, Inc.	2,000	100,860

Industrial Conglomerates - 2.4%
General Electric Co.	17,500	318,500

Machinery - 1.4%
Danaher Corp.	1,000	79,910
Parker Hannifin Corp.	700	45,318
Snap-On, Inc.	1,500	65,010

		190,238

TOTAL INDUSTRIALS		910,590

INFORMATION TECHNOLOGY - 9.4%
Computers & Peripherals - 3.6%
Hewlett-Packard Co.	5,140	273,191
International Business Machines Corp.	1,600	205,200

		478,391

Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc. (a)	2,500	75,000
Insight Enterprises, Inc. (a)	4,000	57,440

		132,440

IT Services - 3.7%
Accenture PLC	3,380	141,791
Automatic Data Processing, Inc.	2,500	111,175
Cognizant Technology Solutions Corp. Class A (a)	1,910	97,372
Mastercard, Inc. Class A	520	132,080

		482,418

Software - 1.1%
Microsoft Corp.	5,020	146,935

TOTAL INFORMATION TECHNOLOGY		1,240,184

MATERIALS - 3.5%
Chemicals - 3.5%
FMC Corp.	2,000	121,080
Lubrizol Corp.	2,500	229,300
Monsanto Co.	1,700	121,414

TOTAL MATERIALS		471,794

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 62.3%	Shares	Value

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	2,300	59,432

TOTAL TELECOMMUNICATION SERVICES		59,432

UTILITIES - 3.0%
Electric Utilities - 0.9%
Exelon Corp.	2,800	122,668

Multi-Utilities - 2.1%
Consolidated Edison, Inc.	1,500	66,810
Public Service Enterprise Group, Inc.	2,500	73,800
RWE AG	1,500	133,350

		273,960

TOTAL UTILITIES		396,628

Total Common Stocks (Cost $7,332,813)		$8,252,662

Preferred Stocks - 1.8%	Shares	Value

FINANCIALS - 1.8%
Commercial Banks - 1.8%
Wells Fargo Capital XI
6.250%, cumulative	10,000	$237,800

Total Preferred Stocks (Cost $205,310)		$237,800

Corporate Bonds - 31.5%	Face Amount	Value

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.2%
Daimler Finance North America LLC
6.500%, 11/15/2013	$30,000	$33,286

Household Durables - 1.3%
Black & Decker Corp. / The
8.950%, 04/15/2014	100,000	118,499
Fortune Brands, Inc.
4.875%, 12/01/2013	50,000	52,001

		170,500

Leisure Equipment & Products - 0.4%
Eastman Kodak Co.
7.250%, 11/15/2013	50,000	47,875

Multiline Retail - 1.2%
Dillard’s, Inc.
9.125%, 08/01/2011	46,000	48,300
Nordstrom, Inc.
6.750%, 06/01/2014	100,000	112,393

		160,693

TOTAL CONSUMER DISCRETIONARY		412,354

CONSUMER STAPLES - 0.9%
Tobacco - 0.9%
Reynolds American, Inc.
7.250%, 06/01/2013	100,000	111,275

TOTAL CONSUMER STAPLES		111,275

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petrobras International Finance Co.
7.750%, 09/15/2014	50,000	58,248

TOTAL ENERGY		58,248

FINANCIALS - 16.5%
Capital Markets - 4.7%
Goldman Sachs Group, Inc. / The
5.125%, 01/15/2015	100,000	105,594
Merrill Lynch & Co., Inc.
5.450%, 02/05/2013	150,000	158,805
5.000%, 02/03/2014	10,000	10,207
4.770%, 05/05/2014 (b)	150,000	147,582
Morgan Stanley
0.731%, 10/15/2015 (b)	100,000	92,757
5.375%, 10/15/2015	100,000	103,988

		618,933

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Corporate Bonds - 31.5%	Face Amount	Value

Commercial Banks - 1.5%
UBS AG
5.875%, 12/20/2017	100,000	103,726
Wells Fargo Bank
0.460%, 05/16/2016 (b)	100,000	91,486

		195,212

Consumer Finance - 3.4%
American Express Credit Corp.
0.366%, 02/24/2012 (b)	200,000	197,739
American General Finance
4.625%, 09/01/2010	50,000	49,929
HSBC Finance Corp.
7.000%, 05/15/2012	50,000	54,554
6.375%, 11/27/2012	50,000	54,794
4.830%, 11/10/2013 (b)	100,000	99,422

		456,438

Diversified Financial Services - 1.4%
Bank of America NA
0.557%, 06/15/2017 (b)	50,000	44,006
Bear Stearns Companies LLC / The
0.641%, 11/21/2016 (b)	50,000	46,983
Citigroup, Inc.
5.300%, 10/17/2012	50,000	52,546
5.125%, 05/05/2014	40,000	40,907

		184,442

Insurance - 5.5%
American International Group, Inc.
5.375%, 10/18/2011	50,000	51,374
4.250%, 05/15/2013	100,000	98,229
8.250%, 08/15/2018	100,000	105,086
Delphi Financial Group, Inc.
7.875%, 01/31/2020	50,000	51,714
Hartford Financial Services Group, Inc. / The
5.250%, 10/15/2011	50,000	52,198
5.375%, 03/15/2017	50,000	50,109
6.300%, 03/15/2018	100,000	104,842
Prudential Financial, Inc.
5.100%, 09/20/2014	100,000	105,728
6.100%, 06/15/2017	50,000	52,956
Swiss Re Solutions Holding Corp.
7.000%, 02/15/2026	40,000	40,639
Unum Group
7.190%, 02/01/2028	30,000	26,440

		739,315

TOTAL FINANCIALS		2,194,340

INDUSTRIALS - 1.8%
Industrial Conglomerates - 0.1%
General Electric Co.
5.000%, 02/01/2013	15,000	16,180

Machinery - 0.9%
Ingersoll-Rand Global Holding Co.
9.500%, 04/15/2014	100,000	121,358

Road & Rail - 0.8%
Ryder System, Inc.
5.000%, 04/01/2011	100,000	103,087

TOTAL INDUSTRIALS		240,625

INFORMATION TECHNOLOGY - 1.6%
IT Services - 0.8%
Western Union Co. / The
5.400%, 11/17/2011	100,000	106,947

Office Electronics - 0.8%
Xerox Corp.
5.650%, 05/15/2013	100,000	107,331

TOTAL INFORMATION TECHNOLOGY		214,278

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Corporate Bonds - 31.5%	Face Amount	Value

MATERIALS - 3.7%
Chemicals - 3.3%
Dow Chemical Co. / The
6.000%, 10/01/2012	100,000	108,921
7.600%, 05/15/2014	100,000	114,261
Rohm & Haas Co.
5.600%, 03/15/2013	200,000	213,491

		436,673

Metals & Mining - 0.4%
Alcoa, Inc.
5.720%, 02/23/2019	50,000	48,691

TOTAL MATERIALS		485,364

UTILITIES - 3.4%
Electric Utilities - 1.4%
Arizona Public Service Co.
6.375%, 10/15/2011	50,000	53,114
Exelon Generation Co. LLC
5.350%, 01/15/2014	100,000	106,720
PSEG Energy Holdings LLC
8.500%, 06/15/2011	25,000	25,881

		185,715

Independent Power Producers & Energy Traders - 2.0%
PPL Energy Supply LLC
6.500%, 05/01/2018	250,000	266,808

TOTAL UTILITIES		452,523

Total Corporate Bonds (Cost $3,863,174)		$4,169,007

U.S. Government Agency Issues - 1.9%	Face Amount	Value

Federal Home Loan Bank
4.500%, 09/16/2013	$20,000	$21,644
5.375%, 08/15/2018	20,000	22,251
Federal National Mortgage Association
5.500%, 03/15/2011	100,000	104,706
5.250%, 08/01/2012	100,000	107,730

Total U.S. Government Agency Issues (Cost $240,817)		$256,331

Money Market Funds - 2.0%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	260,000	$260,000

Total Money Market Funds (Cost $260,000)		$260,000

Total Investments - 99.5% (Cost $11,902,114)(c)		$13,175,800
Other Assets in Excess of Liabilities - 0.5%		67,860

Net Assets - 100.0%		$13,243,660

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Security is a variable rate instrument in which the coupon rate is adjusted monthly or quarterly in concert with U.S. LIBOR or Consumer Price Index. Interest rates stated are those in effect at March 31, 2010.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these schedule of investments.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 99.6%	Shares	Value

CONSUMER DISCRETIONARY - 10.1%
DeVry, Inc. (Diversified Consumer Svs.)	1,100	$71,720
ITT Educational Services, Inc. (Diversified Consumer Svs.) (a)	300	33,744
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	700	31,178
McDonald’s Corp. (Hotels, Restaurants & Leisure) (b)	1,500	100,080
Time Warner Cable, Inc. (Media) (b)	1,100	58,641
Time Warner, Inc. (Media)	1,200	37,524
Walt Disney Co. / The (Media) (b)	3,700	129,167
Family Dollar Stores, Inc. (Multiline Retail)	1,200	43,932
Target Corp. (Multiline Retail) (b)	1,300	68,380
AutoZone, Inc. (Specialty Retail) (a)	200	34,618
Jos. A Bank Clothiers, Inc. (Specialty Retail) (a)	1,300	71,045
TJX Cos., Inc. (Specialty Retail) (b)	1,300	55,276
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods) (b)	700	51,450

		786,755

CONSUMER STAPLES - 13.2%
Constellation Brands, Inc. Class A (Beverages) (a)	1,700	27,948
PepsiCo, Inc. (Beverages) (b)	1,892	125,175
Sysco Corp. (Food & Staples Retailing) (b)	3,400	100,300
Wal-Mart Stores, Inc. (Food & Staples Retailing) (b)	1,900	105,640
Campbell Soup Co. (Food Products) (b)	2,900	102,515
ConAgra Foods, Inc. (Food Products)	2,700	67,689
General Mills, Inc. (Food Products)	500	35,395
Kellogg Co. (Food Products)	900	48,087
Clorox Co. (Household Products)	800	51,312
Kimberly-Clark Corp. (Household Products) (b)	1,700	106,896
Procter & Gamble Co. / The (Household Products)	900	56,943
Altria Group, Inc. (Tobacco) (b)	5,700	116,964
Lorillard, Inc. (Tobacco)	400	30,096
Reynolds American, Inc. (Tobacco) (b)	1,000	53,980

		1,028,940

ENERGY - 7.2%
Atwood Oceanics, Inc. (Energy Equip. & Svs.) (a)(b)	1,800	62,334
Noble Corp. (Energy Equip. & Svs.) (a)(b)	1,800	75,276
Transocean Ltd. (Energy Equip. & Svs.) (a)(b)	200	17,276
BP PLC - ADR (Oil, Gas & Consumable Fuels)	800	45,656
Chevron Corp. (Oil, Gas & Consumable Fuels) (b)	1,200	90,996
ConocoPhillips (Oil, Gas & Consumable Fuels) (b)	2,400	122,808
Massey Energy Co. (Oil, Gas & Consumable Fuels) (b)	1,400	73,206
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels) (b)	900	76,086

		563,638

FINANCIALS - 12.3%
Ameriprise Financial, Inc. (Capital Markets) (b)	800	36,288
Credicorp Ltd. (Commercial Banks) (b)	400	35,272
PNC Financial Services Group, Inc. (Commercial Banks) (b)	700	41,790
U.S. Bancorp (Commercial Banks) (b)	3,400	87,992
Wells Fargo & Co. (Commercial Banks) (b)	2,500	77,800
Cash America International, Inc. (Consumer Finance) (b)	1,900	75,012
Ezcorp, Inc. Class A (Consumer Finance) (a)	3,500	72,100
Allstate Corp. / The (Insurance) (b)	2,200	71,082
American Financial Group, Inc. (Insurance)	1,100	31,295
Assurant, Inc. (Insurance)	900	30,942

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 99.6%	Shares	Value

Assured Guaranty Ltd. (Insurance)	1,300	28,561
Delphi Financial Group, Inc. Class A (Insurance)	1,300	32,708
Loews Corp. (Insurance)	1,000	37,280
Prudential Financial, Inc. (Insurance) (b)	1,600	96,800
StanCorp Financial Group, Inc. (Insurance)	500	23,815
Sun Life Financial, Inc. (Insurance)	1,900	61,047
Torchmark Corp. (Insurance)	900	48,159
Travelers Cos., Inc. / The (Insurance) (b)	1,300	70,122

		958,065

HEALTH CARE - 17.7%
Celgene Corp. (Biotechnology) (a)	900	55,764
Cephalon, Inc. (Biotechnology) (a)	400	27,112
Genzyme Corp. (Biotechnology) (a)(b)	1,400	72,562
Becton Dickinson and Co. (Health Care Equip. & Supplies)	600	47,238
Medtronic, Inc. (Health Care Equip. & Supplies) (b)	2,000	90,060
Stryker Corp. (Health Care Equip. & Supplies) (b)	1,000	57,220
Varian Medical Systems, Inc. (Health Care Equip. & Supplies) (a)(b)	1,100	60,863
Aetna, Inc. (Health Care Providers & Svs.) (b)	2,200	77,242
AmerisourceBergen Corp. (Health Care Providers & Svs.) (b)	3,400	98,328
Cardinal Health, Inc. (Health Care Providers & Svs.) (b)	1,900	68,457
Express Scripts, Inc. (Health Care Providers & Svs.) (a)(b)	1,100	111,936
Humana, Inc. (Health Care Providers & Svs.) (a)	1,200	56,124
Patterson Cos., Inc. (Health Care Providers & Svs.)	1,700	52,785
Quest Diagnostics, Inc. (Health Care Providers & Svs.) (b)	1,100	64,119
Covance, Inc. (Life Sciences Tools & Svs.) (a)	400	24,556
Abbott Laboratories (Pharmaceuticals) (b)	1,700	89,556
Medicis Pharmaceutical Corp. Class A (Pharmaceuticals)	800	20,128
Merck & Co., Inc. (Pharmaceuticals) (b)	3,000	112,050
Mylan, Inc. (Pharmaceuticals) (a)	1,100	24,981
Pfizer, Inc. (Pharmaceuticals) (b)	5,400	92,610
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals) (b)	1,200	75,696

		1,379,387

INDUSTRIALS - 12.4%
General Dynamics Corp. (Aerospace & Defense)	500	38,600
Honeywell International, Inc. (Aerospace & Defense)	800	36,216
Northrop Grumman Corp. (Aerospace & Defense) (b)	1,400	91,798
Raytheon Co. (Aerospace & Defense)	800	45,696
United Technologies Corp. (Aerospace & Defense) (b)	1,400	103,054
ATC Technology Corp. (Commercial Svs. & Supplies) (a)(b)	900	15,444
Cooper Industries PLC (Electrical Equip.)	500	23,970
Hubbell, Inc. Class B (Electrical Equip.) (b)	600	30,258
3M Co. (Industrial Conglomerates) (b)	1,400	116,998
General Electric Co. (Industrial Conglomerates) (b)	4,200	76,440
Siemens AG - ADR (Industrial Conglomerates) (b)	600	59,982
Eaton Corp. (Machinery)	400	30,308
Parker Hannifin Corp. (Machinery)	400	25,896
Snap-On, Inc. (Machinery) (b)	1,100	47,674
CSX Corp. (Road & Rail) (b)	1,700	86,530
Union Pacific Corp. (Road & Rail) (b)	1,100	80,630
W.W. Grainger, Inc. (Trading Companies & Distributors) (b)	500	54,060

		963,554

INFORMATION TECHNOLOGY - 16.7%
Research In Motion Ltd. (Communications Equip.) (a)	400	29,580
Apple, Inc. (Computers & Peripherals) (a)(b)	500	117,465
Hewlett-Packard Co. (Computers & Peripherals) (b)	3,400	180,710
International Business Machines Corp. (Computers & Peripherals) (b)	1,300	166,725

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 99.6%	Shares	Value

Google, Inc. Class A (Internet Software & Svs.) (a)(b)	200	113,402
Accenture PLC Class A (IT Svs.)	1,100	46,145
Amdocs Ltd. (IT Svs.) (a)(b)	2,700	81,297
CACI International, Inc. Class A (IT Svs.) (a)	600	29,310
Cognizant Technology Solutions Corp. Class A (IT Svs.) (a)	500	25,490
Computer Sciences Corp. (IT Svs.) (a)	1,000	54,490
Mastercard, Inc. Class A (IT Svs.)	200	50,800
Visa, Inc. (IT Svs.) (b)	800	72,824
Intel Corp. (Semiconductors & Equip.) (b)	2,000	44,520
Microsoft Corp. (Software) (b)	10,000	292,700

		1,305,458

MATERIALS - 5.8%
Ecolab, Inc. (Chemicals)	500	21,975
Lubrizol Corp. (Chemicals) (b)	700	64,204
Potash Corp of Saskatchewan, Inc. (Chemicals) (b)	800	95,480
Barrick Gold Corp. (Metals & Mining)	600	23,004
BHP Billiton Ltd. - ADR (Metals & Mining)	600	48,192
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining) (b)	600	50,124
Newmont Mining Corp. (Metals & Mining) (b)	1,000	50,930
Nucor Corp. (Metals & Mining)	600	27,228
Reliance Steel & Aluminum Co. (Metals & Mining)	800	39,384
Steel Dynamics, Inc. (Metals & Mining)	1,600	27,952

		448,473

TELECOMMUNICATION SERVICES - 0.5%
America Movil SAB de CV - ADR (Wireless Telecom. Svs.)	700	35,238

		35,238

UTILITIES - 3.7%
American Electric Power Co., Inc. (Electric Utilities) (b)	900	30,762
AGL Resources, Inc. (Gas Utilities)	1,100	42,515
Oneok, Inc. (Gas Utilities)	900	41,085
Consolidated Edison, Inc. (Multi-Utilities)	900	40,086
Sempra Energy (Multi-Utilities)	500	24,950
Wisconsin Energy Corp. (Multi-Utilities) (b)	1,500	74,115
Xcel Energy, Inc. (Multi-Utilities)	1,500	31,800

		285,313

Total Common Stocks (Cost $6,708,935)		$7,754,821

Purchased Options - 0.0%	Contracts (c)	Value

S&P 500 Index Put Option
Expiration: April 2010,
Exercise Price: $1,050.00	28	$2,380

Total Purchased Options (Cost $7,168)		$2,380

Money Market Funds - 11.9%	Shares	Value

Federated Prime Cash Obligations Fund
Institutional Class	433,000	$433,000
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	435,000	435,000
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I	62,000	62,000

Total Money Market Funds (Cost $930,000)		$930,000

Total Investments - 111.5% (Cost $7,646,103) (d)		$8,687,201
Total Written Options Outstanding - (1.4)% (see following schedule)		(111,810)
Other Liabilities in Excess of Other Assets - (10.1)%		(783,674)

Net Assets - 100.0%		$7,791,717

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Security is fully or partially pledged as collateral for written call options outstanding. Outstanding written call options are presented in the following schedule.

(c)	100 shares per contract.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Written Options Outstanding	March 31, 2010 (Unaudited)

	Contracts*	Value

S&P 500 Index Call Option
Expiration: April 2010,
Exercise Price: $1,165.00	22	$37,400
S&P 500 Index Call Option
Expiration: April 2010,
Exercise Price: $1,170.00	22	30,800
S&P 500 Index Call Option
Expiration: April 2010,
Exercise Price: $1,175.00	20	22800
S&P 500 Index Call Option
Expiration: April 2010,
Exercise Price: $1,180.00	19	16910
S&P 500 Index Call Option
Expiration: April 2010,
Exercise Price: $1,185.00	6	3,900

Total Written Options Outstanding (Premiums received $126,290)	89	$111,810

*	100 shares per contract.

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.7%	Shares	Value

CONSUMER DISCRETIONARY - 16.8%
Fuel Systems Solutions, Inc. (Auto Comp.) (a)	761	$24,322
Lincoln Educational Services Corp. (Diversified Consumer Svs.) (a)	2,557	64,692
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	3,102	95,883
California Pizza Kitchen, Inc. (Hotels, Restaurants & Leisure) (a)	2,443	41,018
Peet’s Coffee & Tea, Inc. (Hotels, Restaurants & Leisure) (a)	1,295	51,347
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) (a)	7,087	98,438
Garmin Ltd. (Household Durables)	3,784	145,608
National Presto Industries, Inc. (Household Durables)	678	80,621
Tupperware Brands Corp. (Household Durables)	2,244	108,206
NetFlix, Inc. (Internet & Catalog Retail) (a)	1,987	146,521
priceline.com, Inc. (Internet & Catalog Retail) (a)	2,808	716,040
DISH Network Corp. Class A (Media)	3,964	82,531
Virgin Media, Inc. (Media)	6,348	109,566
Big 5 Sporting Goods Corp. (Specialty Retail)	1,847	28,111
Dress Barn, Inc. (Specialty Retail) (a)	2,591	67,781
DSW, Inc. Class A (Specialty Retail) (a)	1,208	30,840
Genesco, Inc. (Specialty Retail) (a)	2,318	71,881
Guess?, Inc. (Specialty Retail)	3,278	154,000
Hibbett Sports, Inc. (Specialty Retail) (a)	2,838	72,596
J. Crew Group, Inc. (Specialty Retail) (a)	2,281	104,698
Jo-Ann Stores, Inc. (Specialty Retail) (a)	952	39,965
Jos. A Bank Clothiers, Inc. (Specialty Retail) (a)	1,800	98,370
Men’s Wearhouse, Inc. / The (Specialty Retail)	5,238	125,398
TJX Cos., Inc. (Specialty Retail)	3,771	160,343
Urban Outfitters, Inc. (Specialty Retail) (a)	9,230	351,017
Coach, Inc. (Textiles, Apparel & Luxury Goods)	2,856	112,869
Culp, Inc. (Textiles, Apparel & Luxury Goods) (a)	3,277	39,291
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (a)	438	60,444
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods) (a)	772	37,674
True Religion Apparel, Inc. (Textiles, Apparel & Luxury Goods) (a)	2,483	75,384

		3,395,455

CONSUMER STAPLES - 12.4%
United Natural Foods, Inc. (Food & Staples Retailing) (a)	4,194	117,977
Wal-Mart Stores, Inc. (Food & Staples Retailing)	11,876	660,305
American Italian Pasta Co. Class A (Food Products) (a)	2,066	80,305
Mead Johnson Nutrition Co. (Food Products)	754	39,231
TreeHouse Foods, Inc. (Food Products) (a)	3,209	140,779
Procter & Gamble Co. / The (Household Products)	10,507	664,778
Herbalife Ltd. (Personal Products)	2,165	99,849
NBTY, Inc. (Personal Products) (a)	2,217	106,372
Nu Skin Enterprises, Inc. (Personal Products)	2,227	64,806
Lorillard, Inc. (Tobacco)	586	44,091
Philip Morris International, Inc. (Tobacco)	6,979	364,025
Universal Corp. (Tobacco)	2,496	131,514

		2,514,032

ENERGY - 7.1%
FMC Technologies, Inc. (Energy Equip. & Svs.) (a)	1,241	80,206
Hornbeck Offshore Services, Inc. (Energy Equip. & Svs.) (a)	2,553	47,409
National Oilwell Varco, Inc. (Energy Equip. & Svs.)	4,243	172,181
BP PLC - ADR (Oil, Gas & Consumable Fuels)	4,620	263,663
ENI SpA - ADR (Oil, Gas & Consumable Fuels)	5,265	247,087
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	2,709	123,801
Repsol YPF SA - ADR (Oil, Gas & Consumable Fuels)	9,970	237,087
Royal Dutch Shell PLC - ADR (Oil, Gas & Consumable Fuels)	4,429	256,262

		1,427,696

FINANCIALS - 7.3%
Franklin Resources, Inc. (Capital Markets)	2,526	280,134
GFI Group, Inc. (Capital Markets)	12,024	69,499

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.7%	Shares	Value

T Rowe Price Group, Inc. (Capital Markets)	2,814	154,573
Banco Santander SA - ADR (Commercial Banks)	16,186	214,788
Travelers Cos., Inc. / The (Insurance)	12,830	692,050
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	1,788	69,571

		1,480,615

HEALTH CARE - 15.1%
Abaxis, Inc. (Health Care Equip. & Supplies) (a)	2,141	58,214
Baxter International, Inc. (Health Care Equip. & Supplies)	4,220	245,604
Intuitive Surgical, Inc. (Health Care Equip. & Supplies) (a)	2,089	727,244
Stryker Corp. (Health Care Equip. & Supplies)	2,782	159,186
Zoll Medical Corp. (Health Care Equip. & Supplies) (a)	2,146	56,569
HMS Holdings Corp. (Health Care Providers & Svs.) (a)	2,576	131,350
Kindred Healthcare, Inc. (Health Care Providers & Svs.) (a)	3,917	70,702
Cerner Corp. (Health Care Technology) (a)	1,560	132,694
Computer Programs & Systems, Inc. (Health Care Technology)	1,078	42,128
MedAssets, Inc. (Health Care Technology) (a)	5,590	117,390
Dionex Corp. (Life Sciences Tools & Svs.) (a)	1,739	130,042
Parexel International Corp. (Life Sciences Tools & Svs.) (a)	5,732	133,613
Waters Corp. (Life Sciences Tools & Svs.) (a)	658	44,441
GlaxoSmithKline PLC - ADR (Pharmaceuticals)	6,322	243,523
Merck & Co., Inc. (Pharmaceuticals)	17,400	649,890
Warner Chilcott PLC Class A (Pharmaceuticals) (a)	4,773	121,950

		3,064,540

INDUSTRIALS - 5.8%
GeoEye, Inc. (Aerospace & Defense) (a)	1,877	55,372
United Technologies Corp. (Aerospace & Defense)	4,323	318,216
EnergySolutions, Inc. (Commercial Svs. & Supplies)	8,761	56,333
Foster Wheeler AG (Construction & Engineering) (a)	1,073	29,122
Baldor Electric Co. (Electrical Equip.)	4,591	171,703
Chart Industries, Inc. (Machinery) (a)	2,842	56,840
Flowserve Corp. (Machinery)	260	28,670
Joy Global, Inc. (Machinery)	1,949	110,313
Middleby Corp. (Machinery) (a)	1,809	104,180
Robbins & Myers, Inc. (Machinery)	3,299	78,582
Dun & Bradstreet Corp. (Professional Svs.)	240	17,861
WESCO International, Inc. (Trading Companies & Distributors) (a)	4,230	146,824

		1,174,016

INFORMATION TECHNOLOGY - 19.6%
International Business Machines Corp. (Computers & Peripherals)	4,850	622,012
Netezza Corp. (Computers & Peripherals) (a)	5,944	76,024
Teradata Corp. (Computers & Peripherals) (a)	633	18,287
Western Digital Corp. (Computers & Peripherals) (a)	7,874	307,007
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)	626	26,411
Scansource, Inc. (Electronic Equip., Instr. & Comp.) (a)	2,604	74,943
Baidu, Inc. - ADR (Internet Software & Svs.) (a)	502	299,694
Cognizant Technology Solutions Corp. Class A (IT Svs.) (a)	16,117	821,645
Infosys Technologies Ltd. - ADR (IT Svs.)	10,912	642,171
Unisys Corp. (IT Svs.) (a)	1,521	53,068
Wright Express Corp. (IT Svs.) (a)	1,349	40,632
Lawson Software, Inc. (Software) (a)	15,990	105,694
Microsoft Corp. (Software)	26,025	761,752
Progress Software Corp. (Software) (a)	3,902	122,640

		3,971,980

MATERIALS - 0.6%
Koppers Holdings, Inc. (Chemicals)	1,996	56,527
NewMarket Corp. (Chemicals)	538	55,408

		111,935

TELECOMMUNICATION SERVICES - 10.9%
AT&T, Inc. (Diversified Telecom. Svs.)	22,770	588,377
Cogent Communications Group, Inc. (Diversified Telecom. Svs.) (a)	4,444	46,262
Deutsche Telekom AG - ADR (Diversified Telecom. Svs.)	18,154	245,079
France Telecom SA - ADR (Diversified Telecom. Svs.)	10,537	253,204
Neutral Tandem, Inc. (Diversified Telecom. Svs.) (a)	3,328	53,181

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 98.7%	Shares	Value

Telefonica SA - ADR (Diversified Telecom. Svs.)	3,199	227,449
NII Holdings, Inc. (Wireless Telecom. Svs.) (a)	9,022	375,857
Syniverse Holdings, Inc. (Wireless Telecom. Svs.) (a)	6,860	133,564
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)	11,631	270,886

		2,193,859

UTILITIES - 3.1%
Questar Corp. (Gas Utilities)	575	24,840
National Grid PLC - ADR (Multi-Utilities)	4,938	240,728
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,635	48,265
Sempra Energy (Multi-Utilities)	797	39,769
Veolia Environnement - ADR (Multi-Utilities)	8,066	278,842

		632,444

Total Common Stocks (Cost $18,985,345)		$19,966,572

Money Market Funds - 1.0%	Shares	Value

Fidelity Institutional Money Market Funds	211,000	$211,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $211,000)		$211,000

Total Investments - 99.7% (Cost $19,196,345) (b)		$20,177,572
Other Assets in Excess of Liabilities - 0.3%		59,479

Net Assets - 100.0%		$20,237,051

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Target Equity/Income Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 97.6%	Shares	Value

CONSUMER DISCRETIONARY - 21.6%
Fuel Systems Solutions, Inc. (Auto Comp.) (a)	2,717	$86,835
Tupperware Brands Corp. (Household Durables)	8,006	386,049
NetFlix, Inc. (Internet & Catalog Retail) (a)	7,090	522,817
priceline.com, Inc. (Internet & Catalog Retail) (a)	4,754	1,212,270
Big 5 Sporting Goods Corp. (Specialty Retail)	6,590	100,301
Dress Barn, Inc. (Specialty Retail) (a)	9,244	241,823
DSW, Inc. Class A (Specialty Retail) (a)	4,312	110,085
Guess?, Inc. (Specialty Retail)	11,696	549,478
J. Crew Group, Inc. (Specialty Retail) (a)	8,140	373,626
Jo-Ann Stores, Inc. (Specialty Retail) (a)	3,397	142,606
Urban Outfitters, Inc. (Specialty Retail) (a)	21,422	814,679
Culp, Inc. (Textiles, Apparel & Luxury Goods) (a)	11,692	140,187
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (a)	1,563	215,694
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods) (a)	2,754	134,395

		5,030,845

CONSUMER STAPLES - 9.2%
Kraft Foods, Inc. Class A (Food Products)	19,372	585,809
Herbalife Ltd. (Personal Products)	7,726	356,323
NBTY, Inc. (Personal Products) (a)	7,910	379,522
Nu Skin Enterprises, Inc. (Personal Products)	7,945	231,200
Universal Corp. (Tobacco)	11,409	601,140

		2,153,994

FINANCIALS - 28.0%
BB&T Corp. (Commercial Banks)	20,837	674,910
FNB Corp. (Commercial Banks)	77,071	625,046
Trustmark Corp. (Commercial Banks)	23,358	570,636
United Bankshares, Inc. (Commercial Banks)	25,852	677,839
Allstate Corp. / The (Insurance)	17,444	563,616
Cincinnati Financial Corp. (Insurance)	20,158	582,566
Mercury General Corp. (Insurance)	13,408	586,198
Astoria Financial Corp. (Thrifts & Mortgage Finance)	42,538	616,801
First Niagara Financial Group, Inc. (Thrifts & Mortgage Finance)	37,958	539,763
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	36,703	607,068
People’s United Financial, Inc. (Thrifts & Mortgage Finance)	31,719	496,085

		6,540,528

HEALTH CARE - 6.1%
Intuitive Surgical, Inc. (Health Care Equip. & Supplies) (a)	4,121	1,434,644

		1,434,644

INFORMATION TECHNOLOGY - 12.4%
Western Digital Corp. (Computers & Peripherals) (a)	23,881	931,120
Cognizant Technology Solutions Corp. Class A (IT Svs.) (a)	31,795	1,620,909
Unisys Corp. (IT Svs.) (a)	5,426	189,313
Wright Express Corp. (IT Svs.) (a)	4,814	144,998

		2,886,340

MATERIALS - 3.3%
NewMarket Corp. (Chemicals)	1,919	197,638
Sensient Technologies Corp. (Chemicals)	19,901	578,323

		775,961

TELECOMMUNICATION SERVICES - 3.7%
NII Holdings, Inc. (Wireless Telecom. Svs.) (a)	20,937	872,235

		872,235

UTILITIES - 13.3%
Northeast Utilities (Electric Utilities)	20,235	559,295
Unisource Energy Corp. (Electric Utilities)	16,084	505,680
DTE Energy Co. (Multi-Utilities)	12,008	535,556
NiSource, Inc. (Multi-Utilities)	34,052	538,022
PG&E Corp. (Multi-Utilities)	11,730	497,587
Sempra Energy (Multi-Utilities)	9,362	467,164

		3,103,304

Total Common Stocks (Cost $21,396,072)		$22,797,851

Ohio National Fund, Inc.	Target Equity/Income Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Money Market Funds - 1.4%	Shares	Value

Fidelity Institutional Money Market Funds	326,000	$326,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $326,000)		$326,000

Total Investments - 99.0% (Cost $21,722,072) (b)		$23,123,851
Other Assets in Excess of Liabilities - 1.0%		225,620

Net Assets - 100.0%		$23,349,471

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 96.9%	Shares	Value

CONSUMER DISCRETIONARY - 13.8%
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure) (a)	3,200	$105,568
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	4,900	187,817
Walt Disney Co. / The (Media)	6,300	219,933
Kohl’s Corp. (Multiline Retail) (a)	2,000	109,560
Target Corp. (Multiline Retail)	3,900	205,140
Bed Bath & Beyond, Inc. (Specialty Retail) (a)	2,800	122,528
Tiffany & Co. (Specialty Retail)	3,400	161,466
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	2,500	183,750
VF Corp. (Textiles, Apparel & Luxury Goods)	2,300	184,345

		1,480,107

CONSUMER STAPLES - 6.6%
Coca-Cola Co. / The (Beverages)	3,700	203,500
PepsiCo, Inc. (Beverages)	3,000	198,480
CVS Caremark Corp. (Food & Staples Retailing)	3,000	109,680
Procter & Gamble Co. / The (Household Products)	3,200	202,464

		714,124

ENERGY - 5.1%
Transocean Ltd. (Energy Equip. & Svs.) (a)	1,700	146,846
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,100	207,638
Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (a)	4,700	191,384

		545,868

FINANCIALS - 11.1%
Morgan Stanley (Capital Markets)	4,200	123,018
State Street Corp. (Capital Markets)	4,500	203,130
American Express Co. (Consumer Finance)	3,900	160,914
Bank of America Corp. (Diversified Financial Svs.)	6,400	114,240
Citigroup, Inc. (Diversified Financial Svs.) (a)	26,800	108,540
JPMorgan Chase & Co. (Diversified Financial Svs.)	2,200	98,450
Lincoln National Corp. (Insurance)	3,700	113,590
MetLife, Inc. (Insurance)	2,500	108,350
Prudential Financial, Inc. (Insurance)	2,700	163,350

		1,193,582

HEALTH CARE - 11.5%
Amgen, Inc. (Biotechnology) (a)	3,500	209,160
Celgene Corp. (Biotechnology) (a)	2,100	130,116
Hospira, Inc. (Health Care Equip. & Supplies) (a)	3,300	186,945
WellPoint, Inc. (Health Care Providers & Svs.) (a)	800	51,504
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,200	218,940
Johnson & Johnson (Pharmaceuticals)	4,100	267,320
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)	2,800	176,624

		1,240,609

INDUSTRIALS - 8.9%
Goodrich Corp. (Aerospace & Defense)	2,900	204,508
Honeywell International, Inc. (Aerospace & Defense)	4,700	212,769
SunPower Corp. Class B (Electrical Equip.) (a)	5,903	98,816
3M Co. (Industrial Conglomerates)	2,500	208,925
Caterpillar, Inc. (Machinery)	800	50,280
Illinois Tool Works, Inc. (Machinery)	3,900	184,704

		960,002

INFORMATION TECHNOLOGY - 33.1%
Cisco Systems, Inc. (Communications Equip.) (a)	14,900	387,847
QUALCOMM, Inc. (Communications Equip.)	5,400	226,746
Apple, Inc. (Computers & Peripherals) (a)	1,400	328,902
Dell, Inc. (Computers & Peripherals) (a)	10,200	153,102
Hewlett-Packard Co. (Computers & Peripherals)	5,000	265,750
International Business Machines Corp. (Computers & Peripherals)	1,700	218,025
Google, Inc. Class A (Internet Software & Svs.) (a)	370	209,794
Mastercard, Inc. Class A (IT Svs.)	850	215,900

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	March 31, 2010 (Unaudited)

Common Stocks - 96.9%	Shares	Value

Applied Materials, Inc. (Semiconductors & Equip.)	8,300	111,884
Intel Corp. (Semiconductors & Equip.)	10,200	227,052
Maxim Integrated Products, Inc. (Semiconductors & Equip.)	10,300	199,717
Texas Instruments, Inc. (Semiconductors & Equip.)	8,300	203,101
Varian Semiconductor Equipment Associates, Inc. (Semiconductors & Equip.) (a)	4,100	135,792
Microsoft Corp. (Software)	13,900	406,853
Oracle Corp. (Software)	10,500	269,745

		3,560,210

MATERIALS - 6.8%
Air Products & Chemicals, Inc. (Chemicals)	2,900	214,455
Dow Chemical Co. / The (Chemicals)	6,900	204,033
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	1,500	125,310
Rio Tinto PLC - ADR (Metals & Mining)	125	29,591
Teck Resources Ltd. (Metals & Mining) (a)	3,700	161,172

		734,561

Total Common Stocks (Cost $9,392,456)		$10,429,063

Money Market Funds - 3.2%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	340,000	$340,000

Total Money Market Funds (Cost $340,000)		$340,000

Total Investments - 100.1% (Cost $9,732,456) (b)		$10,769,063
Liabilities in Excess of Other Assets - (0.1)%		(11,133)

Net Assets - 100.0%		$10,757,930

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
(1)	Organization

Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund consists of twenty four separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio — Long-term growth of capital by investing primarily in common stocks or other equity securities.

■	Money Market Portfolio — Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■	Bond Portfolio — High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio — High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio — Total return on assets by investing primarily in equity securities of foreign companies.

■	Capital Appreciation Portfolio — Long term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio — Maximum capital growth by investing primarily in common stocks of small sized companies.

■	International Small-Mid Company Portfolio — Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio — Long-term capital growth by investing primarily in equity securities with attractive growth opportunities.

■	Small Cap Growth Portfolio — Long-term capital appreciation by investing at least 80% of its net assets in stocks of small companies, primarily those with strong business franchises and competitive positions that generate rapidly rising earnings or profits.

■	Mid Cap Opportunity Portfolio — Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio — Total return that approximates the total return of the Standard & Poor’s 500® Index.

■	Strategic Value Portfolio — Growth of capital and income by investing primarily in securities of high dividend yielding companies.

■	High Income Bond Portfolio — High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as “junk bonds”. The Portfolio’s investments are generally rated Baa or lower by Moody’s, or BBB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio — Long-term capital appreciation by investing in and actively managing equity securities of small cap growth companies.

■	Nasdaq-100® Index Portfolio — Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5 (b)(1) of the 1940 Act.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2010 (Unaudited)

■	Bristol Portfolio — Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio — Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio — Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing within under-priced sectors and industries.

■	Balanced Portfolio — Capital appreciation and income by investing within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio — Modest capital appreciation and maximization of realized gains by investing within under-priced industries.

■	Target VIP Portfolio — Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio — Above average total return by adhering to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies.

■	Bristol Growth Portfolio — Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.
Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5 (b)(1) of the 1940 Act.
At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 350 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares

Equity	25,000,000	Strategic Value	5,000,000
Money Market	55,000,000	High Income Bond	25,000,000
Bond	20,000,000	Capital Growth	5,000,000
Omni	5,000,000	Nasdaq-100® Index	20,000,000
International	34,000,000	Bristol	25,000,000
Capital Appreciation	15,000,000	Bryton Growth	20,000,000
Millennium	10,000,000	U.S. Equity	5,000,000
International Small-Mid Company	10,000,000	Balanced	3,000,000
Aggressive Growth	10,000,000	Income Opportunity	3,000,000
Small Cap Growth	5,000,000	Target VIP	5,000,000
Mid Cap Opportunity	10,000,000	Target Equity/Income	7,000,000
S&P 500® Index	23,000,000	Bristol Growth	5,000,000

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.
(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
Investments are valued using pricing procedures approved by the Board.
All investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act. Should the short-term debt securities held in the Omni Portfolio maintain a dollar-weighted average maturity of 120 days or less and have no maturities greater than one year, such instruments will be valued at amortized cost. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less are consistently valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the fair value of the security. In these instances, amortized cost approximates fair value.
Investments, other than those securities aforementioned, are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Option securities are currently valued on a composite close price basis. Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices, as provided by independent pricing services approved by the Board.
Repurchase agreements are valued at amortized cost, which approximates fair value.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
Restricted securities, illiquid securities, or other investments for which market quotations are not readily available are valued at estimated fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Equity securities that are primarily traded on foreign exchanges, other than those in North or South America, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The assumptions selected by the Fund that are used in the valuation include a zero-basis trigger using the S&P 500 Index and a 75% confidence interval. These assumptions result in the performance of the pricing procedures each day there is a change in the S&P 500 Index from the time of local close to the U.S. market close for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that the fair value procedures have been effective in reaching valuation objectives.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.
Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of securities.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2010:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks	$231,033,977	$—	$—
	Repurchase Agreements	—	2,028,499	—

		$231,033,977	$2,028,499	$—

Money Market*	Commercial Paper	$—	$219,490,100	$—
	Asset-Backed Commercial Paper	—	1,841,739	—
	Money Market Funds	44,000,000	—	—
	U.S. Treasury Obligations	—	13,997,618	—
	U.S. Government Agency Issues	—	13,998,931	—
	Repurchase Agreements	—	15,000,000	—

		$44,000,000	$264,328,388	$—

Bond	Corporate Bonds	$—	$128,399,916	$—
	U.S. Treasury Obligations	—	4,932,348	—
	Commercial Paper	—	4,000,000	—
	Money Market Funds	3,160,000	—	—
	Repurchase Agreements	—	5,335,000	—

		$3,160,000	$142,667,264	$—

Omni	Common Stocks	$29,066,867	$—	$—
	Corporate Bonds	—	11,147,680	—
	Money Market Funds	2,552,000	—	—

		$31,618,867	$11,147,680	$—

International	Common Stocks	$46,505,001	$151,074,892	$—
	Preference Shares (Brazil)	1,019,749	—	—
	Exchange Traded Funds	7,043,707	—	—
	Warrants	4,475	—	—
	Money Market Funds	110,043	—	—

		$54,682,975	$151,074,892	$—

	Foreign currency contracts	$(11,491,440)	$—	$—

Capital Appreciation	Common Stocks	$125,112,591	$1,722,101	$—
	Money Market Funds	2,860,000	—	—

		$127,972,591	$1,722,101	$—

Millennium	Common Stocks	$118,348,231	$—	$—
	Money Market Funds	2,292,000	—	—

		$120,640,231	$—	$—

International Small-Mid Company	Common Stocks	$18,472,795	$51,695,075	$—
	Exchange Traded Funds	662,166	—	—
	Money Market Funds	896,441	—	—

		$20,031,402	$51,695,075	$—

Aggressive Growth	Common Stocks	$23,567,610	$3,660,406	$—
	Preference Shares (Brazil)	269,370	—	—
	VVPR Strips	—	66	—
	U.S. Government Agency Issues	—	400,000	—
	Money Market Funds	710,000	—	—

		$24,546,980	$4,060,472	$—

Small Cap Growth	Common Stocks	$23,994,992	$—	$—
	U.S. Government Agency Issues	—	400,000	—
	Money Market Funds	236,000	—	—

		$24,230,992	$400,000	$—

Mid Cap Opportunity	Common Stocks	$64,741,503	$—	$—
	Money Market Funds	133,000	—	—

		$64,874,503	$—	$—

S&P500® Index	Common Stocks	$164,884,595	$—	$—
	Exchange Traded Funds	2,623,501	—	—
	Commercial Paper	—	1,169,000	—

		$167,508,096	$1,169,000	$—

Strategic Value	Common Stocks	$17,472,888	$3,676,892	$—
	Money Market Funds	64,000	—	—

		$17,536,888	$3,676,892	$—

High Income Bond	Corporate Bonds	$—	$185,038,540	$—
	Convertible Bonds	—	767,906	—
	Preferred Stocks	—	263,760	—
	Common Stocks	310,560	—	—
	Other	—	—	6,250
	Money Market Funds	2,707,000	—	—

		$3,017,560	$186,070,206	$6,250

Capital Growth	Common Stocks	$39,425,913	$—	$—
	Money Market Funds	448,000	—	—

		$39,873,913	$—	$—

Nasdaq-100® Index	Common Stocks	$46,351,300	$—	$—
	Exchange Traded Funds	711,378	—	—
	Repurchase Agreements	—	92,000	—

		$47,062,678	$92,000	$—

Bristol	Common Stocks	$150,320,528	$—	$—
	Money Market Funds	5,441,000	—	—

		$155,761,528	$—	$—

Bryton Growth	Common Stocks	$120,917,970	$—	$—
	Money Market Funds	4,330,000	—	—

		$125,247,970	$—	$—

U.S. Equity	Common Stocks	$12,931,246	$—	$—
	Money Market Funds	1,067,000	—	—

		$13,998,246	$—	$—

Balanced	Common Stocks	$8,252,662	$—	$—
	Preferred Stocks	237,800	—	—
	Corporate Bonds	—	4,169,007	—
	U.S. Government Agency Issues	—	256,331	—
	Money Market Funds	260,000	—	—

		$8,750,462	$4,425,338	$—

Income Opportunity	Common Stocks	$7,754,821	$—	$—
	Purchased Options	2,380	—	—
	Money Market Funds	930,000	—	—

		$8,687,201	$—	$—

	Written Options Outstanding	$(111,810)	$—	$—

Target VIP	Common Stocks	$19,966,572	$—	$—
	Money Market Funds	211,000	—	—

		$20,177,572	$—	$—

Target Equity/Income	Common Stocks	$22,797,851	$—	$—
	Money Market Funds	326,000	—	—

		$23,123,851	$—	$—

Bristol Growth	Common Stocks	$10,429,063	$—	$—
	Money Market Funds	340,000	—	—

		$10,769,063	$—	$—

*	At March 31, 2010, the Money Market Portfolio’s investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the 1940 Act. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
There were no significant transfers into, or out of, Level 1 or Level 2 securities during the three-month period ended March 31, 2010. Below is a reconciliation that details the activity of securities in Level 3 during the three-month period ended March 31, 2010:

Corporate Bonds	High Income Bond
Beginning Balance — December 31, 2009	$—
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	—
Purchases, issuances, and settlements	6,250
Transfers in and/or out of Level 3	—

Ending Balance — March 31, 2010	$6,250

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

Foreign Securities and Currency
The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.
All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depository receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Repurchase Agreements
The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
Restricted and Illiquid Securities
Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its assets in illiquid securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 1940 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise. Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.
Distributions to Shareholders and Federal Taxes
Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund, excluding the Money Market Portfolio, may also satisfy its distribution requirements by using consent dividends rather than cash dividends. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. As such, no provisions for Federal income or excise taxes have been recorded.
The character of income and realized capital gains distributions are determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e. the last 4 tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. These Portfolios accrue such taxes as the related income is earned.
(3)	Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at March 31, 2010 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$46,717,121	$6,371,682	$3,547,122	$46,863,717	$19,000,279	$16,101,466
Depreciation	(33,871,544)	(442,065)	(1,134,328)	(5,910,166)	(5,328,219)	(892,806)

Net unrealized appreciation	$12,845,577	$5,929,617	$2,412,794	$40,953,550	$13,672,060	$15,208,660

Aggregate cost of securities:	$220,216,899	$139,897,647	$40,353,753	$164,804,317	$116,022,632	$105,431,571

	International
	Small-Mid Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500®Index	Strategic Value
Gross unrealized:
Appreciation	$19,030,471	$5,304,618	$5,965,353	$6,323,487	$35,606,679	$1,474,189
Depreciation	(1,748,722)	(1,075,323)	(2,240,533)	(1,216,118)	(24,547,300)	(1,275,197)

Net unrealized appreciation	$17,281,749	$4,229,295	$3,724,820	$5,107,369	$11,059,379	$198,992

Aggregate cost of securities:	$54,444,728	$24,378,157	$20,906,172	$59,767,134	$157,617,717	$21,014,788

	High Income Bond	Capital Growth	Nasdaq-100®Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$11,906,785	$10,033,609	$12,634,707	$14,969,299	$24,353,622	$1,836,149
Depreciation	(5,257,570)	(1,319,911)	(3,160,211)	(3,655,884)	(3,525,776)	(101,787)

Net unrealized appreciation	$6,649,215	$8,713,698	$9,474,496	$11,313,415	$20,827,846	$1,734,362

Aggregate cost of securities:	$182,444,801	$31,160,215	$37,680,182	$144,448,113	$104,420,124	$12,263,884

	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Gross unrealized:
Appreciation	$1,468,481	$1,092,770	$1,566,740	$1,996,781	$1,096,747
Depreciation	(194,795)	(43,248)	(651,774)	(697,916)	(229,247)

Net unrealized appreciation	$1,273,686	$1,049,522	$914,966	$1,298,865	$867,500

Aggregate cost of securities:	$11,902,114	$7,551,094	$19,262,606	$21,824,986	$9,901,563

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
(4)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio’s total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The Small Cap Growth Portfolio may also participate in the above activities to protect against adverse changes in security prices or interest rates and may, for these purposes or hedging purposes, sell put options or purchase call options at any time. The S&P 500® Index and Income Opportunity Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with those Portfolios’ stated investment objectives. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and, for purchase options, are subject to the risk that the options will expire before being exercised. A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.
When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The Income Opportunity Portfolio’s written options are collateralized by cash and/or securities held with the Portfolio’s prime broker and in a segregated account at the Portfolio’s custodian. Such collateral for the Portfolio is restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolio’s Schedule of Investments. Written and purchased options are non-income producing securities.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2010 (Unaudited)
Futures Contracts
Each Portfolio, other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as “variation margin”, are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize unrealized appreciation/depreciation equal to the daily variation margin. When the contracts are closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed.
Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets. A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market. The S&P 500® Index Portfolio may purchase or sell stock index futures contracts and the Nasdaq-100® Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100® Index in accordance with their stated investment objectives.
For the three-month period ended March 31, 2010, there were no futures contracts executed in the Fund’s Portfolios.
Foreign Currency Contracts
In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency exchange contracts. A forward foreign currency contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. The market value of a foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. With respect to sales of currency exchange contracts, a Portfolio would incur a realized loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. A Portfolio incurs a realized gain if the value of the contract decreases between those dates. With respect to purchases of currency exchange contracts, a Portfolio would incur a realized loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.
The use of foreign currency contracts might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and does not eliminate fluctuations in the prices of other currencies or securities. A Portfolio is also exposed to credit risk associated with counterparty nonperformance on these currency exchange contracts, which is typically limited to the unrealized gain on each open contract.
At March 31, 2010, the International Portfolio had one open foreign currency contract commitment. Details of the contract are as follows:
Contracts to sell foreign currency: (AUD-Australian Dollar)

		Currency	Currency	Contract	Unrealized
Date of contract	Exchange date	to receive	to deliver	at value	Appreciation
January 28, 2010	May 27, 2010	$11,507,524	12,110,864 AUD	$11,491,440	$16,084

Item 2. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ohio National Fund, Inc.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date May 28, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date May 28, 2010

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date May 28, 2010